Registration No. 33-63212

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /__/

          Pre-Effective Amendment No. __                              /__/

          Post-Effective Amendment No. 14                             /X/

                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
          OF 1940                                                     /__/

          Amendment No. 16                                            /X/

                       (Check appropriate box or boxes.)

JANUS ASPEN SERIES
(Exact Name of Registrant as Specified in Charter)

100 Fillmore Street, Denver, Colorado 80206-4928
Address of Principal Executive Offices           (Zip Code)

Registrant's Telephone No., including Area Code:    303-333-3863

Stephen L. Stieneker - 100 Fillmore Street, Denver, Colorado 80206-4928 (Name and Address of Agent for Service)

Approximate Date of Proposed Offering:  October 24, 1997

It is proposed that this filing will become effective (check appropriate line):

           X   immediately upon filing pursuant to paragraph (b) of Rule 485.
          ___  on   (date)    pursuant to paragraph (b) of Rule 485.
          ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
          ___  on   (date)    pursuant to paragraph (a)(1) of Rule 485.
          ___  75 days after filing pursuant to paragraph (a)(2) of Rule 485.
          ___  on   (date)    pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following line:

          ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               JANUS ASPEN SERIES
                       Equity Income Portfolio and Capital
                  Appreciation Portfolio - Institutional Shares
                              and Retirement Shares
                   Between the Prospectuses and Statements of
                    Additional Information and Form N-1A Item
                (Cross Reference Sheet for Other Series of Janus
                   Aspen Series are included in previous post-
                 effective amendments relating to those series)



Form N-1A Item

Part A                                  Caption in Prospectus

1.   Cover Page                         Cover Page

2.   Synopsis                           Cover Page

3.   Condensed Financial                Expense Information; Financial
     Information                        Highlights; An Explanation of
                                        Performance Terms

4.   General Description of             The Portfolio's Investment Objective and
     Registrant                         Policies; General Portfolio Policies;
                                        Additional Risk Factors; Other
                                        Information; Appendix A - Glossary of
                                        Investment Terms

5.   Management of the Fund             Investment Adviser and Portfolio
                                        Manager; Portfolio Transactions;
                                        Management Expenses; Other Service
                                        Providers; Other Information

5A.  Management's Discussion            Not Applicable
     of Fund Performance

6.   Capital Stock and Other            Distributions; Taxes; Shareholder's
     Securities                         Guide

7.   Purchase of Securities             Shareholder's Guide
     Being Offered


8.   Redemption or Repurchase           Shareholder's Guide

9.   Pending Legal Proceedings          Not Applicable

Part B                                  Caption in Statement of Additional
                                        Information

10.  Cover Page                         Cover Page

11.  Table of Contents                  Table of Contents

12.  General Information and            Miscellaneous Information
     History

13. Investment Objectives and           Investment Objective; Portfolio
    Policies                            Policies, Investment Restrictions; Types
                                        of Securities and Investment Techniques

14.  Management of the Fund             Investment Adviser; Officers and
                                        Trustees

15.  Control Persons and                Principal Shareholders
     Principal Holders of
     Securities

16.  Investment Advisory and            Investment Adviser; Custodian, Transfer
     Other Services                     Agent and Certain Affiliations;
                                        Portfolio Transactions and Brokerage;
                                        Officers and Trustees; Miscellaneous
                                        Information

17.  Brokerage Allocation and           Portfolio Transactions and Brokerage
     Other Practices

18.  Capital Stock and Other            Shares of the Trust; Miscellaneous
     Securities                         Information

19.  Purchase, Redemption and           Shares of the Trust
     Pricing of Securities Being
     Offered

20.  Tax Status                         Income Dividends, Capital Gains
                                        Distributions and Tax Status

21.  Underwriters                       Not Applicable

22.  Calculation of Performance         Performance Information
     Data

23.  Financial Statements               Financial Statements

                               JANUS ASPEN SERIES
                         CAPITAL APPRECIATION PORTFOLIO

        Supplement Dated October 24, 1997 to Prospectus Dated May 1, 1997



THIS SUPPLEMENT IS INTENDED TO BE USED WITH THE PROSPECTUS DATED MAY 1, 1997 FOR THE INSTITUTIONAL SHARES. THIS SUPPLEMENT, TOGETHER WITH THE PROSPECTUS PREVIOUSLY FURNISHED TO YOU, CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL OR WRITE YOUR INSURANCE COMPANY.

I.   The following table is added at page 2 of the Prospectus:

Financial Highlights

The unaudited information below is for the fiscal period from May 1, 1997 (inception) to August 31, 1997.
                                                  Capital Appreciation Portfolio
--------------------------------------------------------------------------------
 1. Net asset value, beginning of period                                  $10.00
--------------------------------------------------------------------------------
    Income from investment operations:
 2. Net investment income                                                    .07
 3. Net gains or (losses) on securities
     (both realized and unrealized)                                         2.63
--------------------------------------------------------------------------------
 4. Total from investment operations                                        2.70
--------------------------------------------------------------------------------
    Less distributions:
 5. Dividends (from net investment income)                                     0
 6. Distributions (from capital gains)                                         0
--------------------------------------------------------------------------------
 7. Total distributions                                                        0
--------------------------------------------------------------------------------
 8. Net asset value, end of period                                        $12.70
--------------------------------------------------------------------------------
 9. Total return*                                                         27.00%
--------------------------------------------------------------------------------
10. Net assets, end of period (in thousands)                              $2,338
11. Average net assets for the period (in thousands)                      $1,182
12. Ratio of gross expenses to average net assets**(1)                     1.25%
13. Ratio of net expenses to average net assets**                          1.25%
14. Ratio of net investment income to average net assets**                 3.23%
15. Portfolio turnover rate**                                               124%
16. Average commission rate                                               $.0465
--------------------------------------------------------------------------------

 *   Total return is not annualized for periods of less than one full year.
**   Annualized for periods of less than one full year.
(1) The ratio was 2.40% before waiver of certain fees and/or voluntary reduction of the advisory fee to the effective rate of the corresponding Janus retail fund.

II. The management fee schedule in the section "Breakdown of Management Expenses" on page 7 of the Prospectus is amended as follows (thus lowering the fee rate at the initial breakpoint): Management fees will accrue at the following rates: 0.75% on the first $300 million in assets; 0.70% on the next $200 million in assets; and 0.65% on assets in excess of $500 million. The same fee reductions and expense limits still apply.

                               JANUS ASPEN SERIES
                         CAPITAL APPRECIATION PORTFOLIO
                                RETIREMENT SHARES

        Supplement Dated October 24, 1997 to Prospectus Dated May 1, 1997



THIS SUPPLEMENT IS INTENDED TO BE USED WITH THE PROSPECTUS DATED MAY 1, 1997. THIS SUPPLEMENT, TOGETHER WITH THE PROSPECTUS PREVIOUSLY FURNISHED TO YOU, CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL OR WRITE YOUR PLAN SPONSOR.

I.   The following table is added at page 2 of the Prospectus:

Financial Highlights

The unaudited information below is for the fiscal period from May 1, 1997 (inception) to August 31, 1997.
                                                  Capital Appreciation Portfolio
--------------------------------------------------------------------------------
 1. Net asset value, beginning of period                                  $10.00
--------------------------------------------------------------------------------
    Income from investment operations:
 2. Net investment income                                                    .10
 3. Net gains or (losses) on securities (both realized and unrealized)      2.58
--------------------------------------------------------------------------------
 4. Total from investment operations                                        2.68
--------------------------------------------------------------------------------
    Less distributions:
 5. Dividends (from net investment income)                                     0
 6. Distributions (from capital gains)                                         0
--------------------------------------------------------------------------------
 7. Total distributions                                                        0
--------------------------------------------------------------------------------
 8. Net asset value, end of period                                        $12.68
--------------------------------------------------------------------------------
 9. Total return*                                                         26.80%
--------------------------------------------------------------------------------
10. Net assets, end of period (in thousands)                                 $13
11. Average net assets for the period (in thousands)                         $11
12. Ratio of gross expenses to average net assets**(1)                     1.75%
13. Ratio of net expenses to average net assets**                          1.75%
14. Ratio of net investment income to average net assets**                 2.66%
15. Portfolio turnover rate**                                               124%
16. Average commission rate                                               $.0465
--------------------------------------------------------------------------------
*    Total return is not annualized for periods of less than one full year.
**   Annualized for periods of less than one full year.
(1) The ratio was 2.90% before waiver of certain fees and/or voluntary reduction of the advisory fee to the effective rate of the corresponding Janus retail fund.

II. The management fee schedule in the section "Breakdown of Management Expenses" on page 7 of the Prospectus is amended as follows (thus lowering the fee rate at the initial breakpoint): Management fees will accrue at the following rates: 0.75% on the first $300 million in assets; 0.70% on the next $200 million in assets; and 0.65% on assets in excess of $500 million. The same fee reductions and expense limits still apply.

                               JANUS ASPEN SERIES
                             EQUITY INCOME PORTFOLIO

        Supplement Dated October 24, 1997 to Prospectus Dated May 1, 1997



THIS SUPPLEMENT IS INTENDED TO BE USED WITH THE PROSPECTUS DATED MAY 1, 1997 FOR THE INSTITUTIONAL SHARES. THIS SUPPLEMENT, TOGETHER WITH THE PROSPECTUS PREVIOUSLY FURNISHED TO YOU, CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL OR WRITE YOUR INSURANCE COMPANY.

I.   The following table is added at page 2 of the Prospectus:

Financial Highlights

The unaudited information below is for the fiscal period from May 1, 1997 (inception) to August 31, 1997.
                                                         Equity Income Portfolio
--------------------------------------------------------------------------------
 1. Net asset value, beginning of period                                  $10.00
--------------------------------------------------------------------------------
    Income from investment operations:
 2. Net investment income                                                    .01
 3. Net gains or (losses) on securities (both realized and unrealized)      2.39
--------------------------------------------------------------------------------
 4. Total from investment operations                                        2.40
--------------------------------------------------------------------------------
    Less distributions:
 5. Dividends (from net investment income)                                     0
 6. Distributions (from capital gains)                                         0
--------------------------------------------------------------------------------
 7. Total distributions                                                        0
--------------------------------------------------------------------------------
 8. Net asset value, end of period                                        $12.40
--------------------------------------------------------------------------------
 9. Total return*                                                         24.00%
--------------------------------------------------------------------------------
10. Net assets, end of period (in thousands)                                $781
11. Average net assets for the period (in thousands)                        $430
12. Ratio of gross expenses to average net assets**(1)                     1.25%
13. Ratio of net expenses to average net assets**                          1.25%
14. Ratio of net investment income to average net assets**                 0.59%
15. Portfolio turnover rate**                                               131%
16. Average commission rate                                               $.0449
--------------------------------------------------------------------------------

*    Total return is not annualized for periods of less than one full year.
**   Annualized for periods of less than one full year.
(1) The ratio was 4.89% before waiver of certain fees and/or voluntary reduction of the advisory fee to the effective rate of the corresponding Janus retail fund.

II. The management fee schedule in the section "Breakdown of Management Expenses" on page 7 of the Prospectus is amended as follows (thus lowering the fee rate at the initial breakpoint): Management fees will accrue at the following rates: 0.75% on the first $300 million in assets; 0.70% on the next $200 million in assets; and 0.65% on assets in excess of $500 million. The same fee reductions and expense limits still apply.

                               JANUS ASPEN SERIES
                             EQUITY INCOME PORTFOLIO
                                RETIREMENT SHARES

        Supplement Dated October 24, 1997 to Prospectus Dated May 1, 1997


THIS SUPPLEMENT IS INTENDED TO BE USED WITH THE PROSPECTUS DATED MAY 1, 1997. THIS SUPPLEMENT, TOGETHER WITH THE PROSPECTUS PREVIOUSLY FURNISHED TO YOU, CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL OR WRITE YOUR PLAN SPONSOR.

I.   The following table is added at page 2 of the Prospectus:

Financial Highlights

The unaudited information below is for the fiscal period from May 1, 1997 (inception) to August 31, 1997.
                                                         Equity Income Portfolio
--------------------------------------------------------------------------------
 1. Net asset value, beginning of period                                  $10.00
--------------------------------------------------------------------------------
    Income from investment operations:
 2. Net investment income                                                    .02
 3. Net gains or (losses) on securities (both realized and unrealized)      2.36
--------------------------------------------------------------------------------
 4. Total from investment operations                                        2.38
--------------------------------------------------------------------------------
    Less distributions:
 5. Dividends (from net investment income)                                     0
 6. Distributions (from capital gains)                                         0
--------------------------------------------------------------------------------
 7. Total distributions                                                        0
--------------------------------------------------------------------------------
 8. Net asset value, end of period                                        $12.38
--------------------------------------------------------------------------------
 9. Total return*                                                         23.80%
--------------------------------------------------------------------------------
10. Net assets, end of period (in thousands)                                 $12
11. Average net assets for the period (in thousands)                         $11
12. Ratio of gross expenses to average net assets**(1)                     1.75%
13. Ratio of net expenses to average net assets**                          1.75%
14. Ratio of net investment income to average net assets**                 0.43%
15. Portfolio turnover rate**                                               131%
16. Average commission rate                                               $.0449
--------------------------------------------------------------------------------
*    Total return is not annualized for periods of less than one full year.
**   Annualized for periods of less than one full year.
(1) The ratio was 5.39% before waiver of certain fees and/or voluntary reduction of the advisory fee to the effective rate of the corresponding Janus retail fund.

II. The management fee schedule in the section "Breakdown of Management Expenses" on page 7 of the Prospectus is amended as follows (thus lowering the fee rate at the initial breakpoint): Management fees will accrue at the following rates: 0.75% on the first $300 million in assets; 0.70% on the next $200 million in assets; and 0.65% on assets in excess of $500 million. The same fee reductions and expense limits still apply.

                               Janus Aspen Series
                         Capital Appreciation Portfolio


--------------------------------------------------------------------------------
                       Statement of Additional Information
                  May 1, 1997 as supplemented October 24, 1997
--------------------------------------------------------------------------------

     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Institutional Shares (the "Shares") of Capital Appreciation Portfolio (the "Portfolio") a separate series of Janus Aspen Series, a Delaware business trust (the "Trust"). The Shares are sold under the name "Janus Aspen Series". Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Portfolio is managed separately by Janus Capital Corporation ("Janus Capital").


     The Shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts (collectively, "variable insurance contracts") and by certain other qualified retirement plans. The Portfolio also offers a second class of shares to certain other participant directed qualified plans.


     This SAI is not a Prospectus and should be read in conjunction with the Prospectus dated May 1, 1997 as supplemented October 24, 1997, which is incorporated by reference into this SAI and may be obtained from your insurance company. This SAI contains additional and more detailed information about the Portfolio's operations and activities than the Prospectus.



                                                                 [Logo]    JANUS

                         Capital Appreciation Portfolio
                       Statement of Additional Information
                                Table of Contents

                                                                           Page
-------------------------------------------------------------------------------

Investment Policies, Restrictions and Techniques ............................ 3

   Investment Objective ..................................................... 3

   Portfolio Policies ....................................................... 3

   Investment Restrictions .................................................. 3

   Types of Securities and Investment Techniques ............................ 4

     Illiquid Investments ................................................... 4

     Zero Coupon, Pay-In-Kind and Step Coupon Securities .................... 4

     Pass-Through Securities ................................................ 5

     Investment Company Securities .......................................... 6

     Depositary Receipts .................................................... 6

     Other Income-Producing Securities ...................................... 6

     Repurchase and Reverse Repurchase Agreements ........................... 6

     High-Yield/High-Risk Securities ........................................ 7

     Futures, Options and Other Derivative Instruments ...................... 7

Investment Adviser ......................................................... 14

Custodian, Transfer Agent and Certain Affiliations ......................... 15

Portfolio Transactions and Brokerage ....................................... 16

Officers and Trustees ...................................................... 17

Shares of the Trust ........................................................ 18

   Net Asset Value Determination ........................................... 18

   Purchases ............................................................... 19

   Redemptions ............................................................. 19

Income Dividends, Capital Gains Distributions and Tax Status ............... 19


Principal Shareholders ..................................................... 20


Miscellaneous Information .................................................. 20

   Shares of the Trust ..................................................... 20

   Voting Rights ........................................................... 20

   Independent Accountants ................................................. 21

   Registration Statement .................................................. 21

Performance Information .................................................... 21


Financial Statements ....................................................... 22


Appendix A ................................................................. 28

   Explanation of Rating Categories ........................................ 28

-------------------------------------------------------------------------------

Investment Policies, Restrictions and Techniques

Investment Objective

     As stated in the Prospectus, the Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The investment objective of the Portfolio is not fundamental and may be changed by the Trustees without shareholder approval.

Portfolio Policies


     The Prospectus discusses the types of securities in which the Portfolio will invest, portfolio policies of the Portfolio and the investment techniques of the Portfolio. The Prospectus includes a discussion of portfolio turnover policies.

     Portfolio turnover (total long-term purchases or sales, whichever is less, divided by the average monthly value of the Portfolio's long-term portfolio securities) is not anticipated to exceed 200%. The Portfolio's annualized portfolio turnover rate for the period May 1, 1997 through August 31, 1997 was 124%.


Investment Restrictions

     As indicated in the Prospectus, the Portfolio is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares if a matter affects just the Portfolio or class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares) are present or represented by proxy. As fundamental policies, the Portfolio may not:

     (1) Own more than 10% of the outstanding voting securities of any one issuer and, as to fifty percent (50%) of the value of its total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")), if immediately after and as a result of such purchase, the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets.

     (2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. government securities).

     (3) Invest directly in real estate or interests in real estate; however, the Portfolio may own debt or equity securities issued by companies engaged in those businesses.

     (4) Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

     (5) Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

     (6) Act as an underwriter of securities issued by others, except to the extent that the Portfolio may be deemed an underwriter in connection with the disposition of portfolio securities of the Portfolio.

     As a fundamental policy, the Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Portfolio.

     The Trustees have adopted additional investment restrictions for the Portfolio. These restrictions are operating policies of the Portfolio and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

     (a) The Portfolio will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of the Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

     (b) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

     (c) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

     (d) The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     (e) The Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of the Portfolio's total assets by reason of a decline in net assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     (f) The Portfolio does not currently intend to purchase any security or enter into a repurchase agreement, if as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolio's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

     (g) The Portfolio may not invest in companies for the purpose of exercising control of management.

     For purposes of the Portfolio's restriction on investing in a particular industry, the Portfolio will rely primarily on industry classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Portfolio may further classify issuers in accordance with industry classifications as published by the Securities and Exchange Commission ("SEC").


     The Portfolio is seeking permission from the SEC to borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above limits. There is no assurance that such permission will be granted.


Types of Securities and Investment Techniques

Illiquid Investments

     The Portfolio may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees of the Portfolio have authorized Janus Capital to make liquidity determinations with respect to its securities, including Rule 144A Securities and commercial paper. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: 1) the frequency of trades and quoted prices for the obligation; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the security and the nature of marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be a restricted security subject to these procedures.

Zero Coupon, Pay-In-Kind and Step Coupon Securities

     The Portfolio may invest up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

     Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 and the regulations thereunder (the "Code"), the Portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because the Portfolio will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years the Portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Portfolio might obtain such cash from selling other portfolio holdings which might cause the Portfolio to incur capital gains or losses on the sale. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Portfolio to sell the securities at the time.

     Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

     The Portfolio may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Portfolio. The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("GNMA") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The Portfolio will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

     The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

     The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

     Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average weighted maturity of the Portfolio. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by the Portfolio might be converted to cash and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit the Portfolio's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

     Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor or guarantor of the security and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

Investment Company Securities


     From time to time, the Portfolio may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act. The Portfolio may invest in securities of money market funds managed by Janus Capital subject to the terms of an exemptive order obtained by Janus Capital and the Janus funds which currently provides that the Portfolio will limit its aggregate investment in a Janus money market fund to the greater of
(i) 5% of the investing Portfolio's total assets or (ii) $2.5 million. The Janus funds are seeking an amended and restated exemptive order that would permit the Portfolio to invest in Janus money market funds in excess of the limitations of
Section 12(d)(1) of the 1940 Act. There is no assurance that such amendment will be granted.


Depositary Receipts

     The Portfolio may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Portfolio may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

Other Income-Producing Securities

     Other types of income producing securities that the Portfolio may purchase include, but are not limited to, the following types of securities:


     Variable and floating rate obligations. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). See also "Inverse Floaters."


     Standby commitments. These instruments, which are similar to a put, give the Portfolio the option to obligate a broker, dealer or bank to repurchase a security held by the Portfolio at a specified price.

     Tender option bonds. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

     Inverse floaters. Inverse floaters are instruments whose interest bears an inverse relationship to the interest rate on another security. Certain variable rate securities (including certain mortgage-backed securities) pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. The Portfolio will not invest more than 5% of its assets in inverse floaters.

     The Portfolio will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of its portfolio.

Repurchase and Reverse Repurchase Agreements

     In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security or "collateral." The Portfolio may engage in a repurchase agreement with respect to any security in which it is authorized to invest. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Portfolio to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, the Portfolio may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days will be subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Portfolio to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.


     The Portfolio may use reverse repurchase agreements to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities. In a reverse repurchase agreement, the Portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Portfolio will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Portfolio, although the Portfolio's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.


High-Yield/High-Risk Securities


     The Portfolio intends to invest less than 35% of its net assets in debt securities that are rated below investment grade (e.g., securities rated BB or lower by Standard & Poor's Ratings Services ("Standard & Poor's") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Portfolio would experience a reduction in its income, and could expect a decline in the market value of the securities so affected.

     The Portfolio may also invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, Janus Capital may treat such securities as unrated debt. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. The portfolio manager will analyze the credit worthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, in determining whether to purchase unrated municipal bonds. Unrated debt securities will be included in the 35% limit of the Portfolio unless its portfolio manager deems such securities to be the equivalent of investment grade securities.


     Subject to the above limits, the Portfolio may purchase defaulted securities only when its portfolio manager believes, based upon their analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Notwithstanding the portfolio manager's belief as to the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

     Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.


     Disposition of Portfolio Securities. Although the Portfolio generally will purchase securities for which its portfolio manager expects an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Portfolio will limit holdings of any such securities to amounts that the portfolio manager believes could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Portfolio's ability to readily dispose of securities to meet redemptions.


     Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Portfolio.

Futures, Options and Other Derivative Instruments

     Futures Contracts. The Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

     The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Portfolio's custodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Portfolio does business and by depositing margin payments in a segregated account with the Portfolio's custodian.

     The Portfolio intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Portfolio will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Portfolio holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

     Although the Portfolio will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to the Portfolio immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Portfolio's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Portfolio's return could be diminished due to the opportunity losses of foregoing other potential investments.

     The Portfolio's primary purpose in entering into futures contracts is to protect the Portfolio from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Portfolio anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Portfolio could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Portfolio not participating in a market advance. This technique is sometimes known as an anticipatory hedge. To the extent the Portfolio enters into futures contracts for this purpose, the segregated assets maintained to cover the Portfolio's obligations with respect to the futures contracts will consist of other liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to the futures contracts. Conversely, if the Portfolio holds stocks and seeks to protect itself from a decrease in stock prices, the Portfolio might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Portfolio could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

     If the Portfolio owns Treasury bonds and the portfolio manager expects interest rates to increase, the Portfolio may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Portfolio selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of the Portfolio's interest rate futures contract will increase, thereby keeping the net asset value of the Portfolio from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, the Portfolio may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Portfolio can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

     The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.

     Futures contracts entail risks. Although the Portfolio believes that use of such contracts will benefit the Portfolio, the Portfolio's overall performance could be worse than if the Portfolio had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if the Portfolio has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Portfolio.

     The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Portfolio will not match exactly the Portfolio's current or potential investments. The Portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of the Portfolio's investments.

     Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Portfolio's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Portfolio's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Portfolio's other investments.

     Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Portfolio may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its futures positions also could be impaired.

     Options on Futures Contracts. The Portfolio may buy and write put and call options on futures contracts. An option on a future gives the Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Portfolio is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at the expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio is considering buying. If a call or put option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Portfolio may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

     The amount of risk the Portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

     Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Portfolio may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

     The following discussion summarizes the Portfolio's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Portfolio may enter into forward currency contracts with stated contract values of up to the value of the Portfolio's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). The Portfolio also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. The Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances the Portfolio may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

     These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Portfolio's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Portfolio's currency exposure from one foreign currency to another removes the Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Portfolio if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

     The Portfolio will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Portfolio's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Portfolio will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Portfolio's commitments with respect to such contracts. As an alternative to segregating assets, the Portfolio may buy call options permitting the Portfolio to buy the amount of foreign currency being hedged by a forward sale contract or the Portfolio may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

     While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contacts. In such event, the Portfolio's ability to utilize forward contracts may be restricted. In addition, the Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets.

     Options on Foreign Currencies. The Portfolio may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolio may buy put options on the foreign currency. If the value of the currency declines, the Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

     Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Portfolio could sustain losses on transactions in foreign currency options that would require the Portfolio to forego a portion or all of the benefits of advantageous changes in those rates.

     The Portfolio may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

     The Portfolio may write covered call options on foreign currencies. A call option written on a foreign currency by the Portfolio is "covered" if the Portfolio owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Portfolio in cash or other liquid assets in a segregated account with the Portfolio's custodian.

     The Portfolio also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, the Portfolio will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

     Options on Securities. In an effort to increase current income and to reduce fluctuations in net asset value, the Portfolio may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Portfolio may write and buy options on the same types of securities that the Portfolio may purchase directly.

     A put option written by the Portfolio is "covered" if the Portfolio (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Portfolio's custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

     A call option written by the Portfolio is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Portfolio's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Portfolio holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash and other liquid assets in a segregated account with its custodian.

     The Portfolio also may write call options that are not covered for cross-hedging purposes. The Portfolio collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked to market daily. The Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

     The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation.
Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

     In the case of a written call option, effecting a closing transaction will permit the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Portfolio to write another put option to the extent that the exercise price is secured by other liquid assets. Effecting a closing transaction also will permit the Portfolio to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, the Portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

     The Portfolio will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Portfolio will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

     An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Portfolio may not be able to effect closing transactions in particular options and the Portfolio would have to exercise the options in order to realize any profit. If the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     The Portfolio may write options in connection with buy-and-write transactions. In other words, the Portfolio may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

     The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Portfolio may elect to close the position or take delivery of the security at the exercise price and the

Portfolio's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

     The Portfolio may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

     The Portfolio may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio.

     Eurodollar Instruments. The Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of portfolios and sellers to obtain a fixed rate for borrowings. The Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

     Swaps and Swap-Related Products. The Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Portfolio's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolio's custodian. If the Portfolio enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Portfolio sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

     There is no limit on the amount of interest rate swap transactions that may be entered into by the Portfolio. These transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. The Portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

     Additional Risks of Options on Foreign  Currencies,  Forward  Contracts and
Foreign Instruments. Unlike transactions entered into by the Portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

     Options  on  foreign   currencies   traded  on  Exchanges  are  within  the
jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

     In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

Investment Adviser

     As stated in the Prospectus, the Portfolio has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolio's investments, provide office space for the Portfolio and pay the salaries, fees and expenses of all Portfolio officers and of those Trustees who are affiliated with Janus Capital. Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Portfolio or other Janus Funds or which performed recordkeeping or other services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Portfolio.

     The Portfolio pays custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Trustees who are not affiliated with Janus Capital, and other costs of complying with applicable laws regulating the sale of Portfolio shares. Pursuant to the Advisory Agreement, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting and recordkeeping, for which the Portfolio may reimburse Janus Capital for its costs.


     The Portfolio has agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 0.75% of the first $300 million of the average daily net assets of the Portfolio, 0.70% of the next $200 million of the average daily net assets of the Portfolio and 0.65% of the average daily net assets of the Portfolio in excess of $500 million. The advisory fee is calculated and payable daily. Janus Capital has voluntarily agreed to cap the advisory fee of the Portfolio at the effective rate of Janus Olympus Fund (the "retail fund"). The effective rate of the retail fund is the advisory fee calculated by such fund on the last day of each calendar quarter. If the assets of the corresponding retail fund exceed the assets of the Portfolio as of the last day of any calendar quarter, then the advisory fee payable by the Portfolio for the following calendar quarter will be a flat rate equal to such effective rate. The effective rate (annualized) of Janus Olympus Fund was .74% for the quarter ended September 30, 1997. Janus Capital may terminate this fee reduction at any time upon at least 90 days' notice to the Trustees.

     For the period ended August 31, 1997, the investment advisory fee was $2,973 prior to waiver by Janus Capital. The advisory fee was $0 after waiver for this period.

     In addition, Janus Capital has agreed to reimburse the Portfolio by the amount, if any, that the Portfolio's normal operating expenses chargeable to its income account in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed an annual rate of 1.25% of the average daily net assets of the Portfolio through at least April 30, 1998. Mortality risk, expense risk and other charges imposed by participating insurance companies are excluded from the above expense limitation.


     The current Advisory Agreement became effective on December 10, 1996, and it will continue in effect until June 16, 1998, and thereafter from year to year so long as such continuance is approved annually by a majority of the Portfolio's Trustees who are not parties to the Advisory Agreement or interested persons of any such party, and by either a majority of the outstanding voting shares of the Portfolio or the Trustees. The Advisory Agreement i) may be terminated without the payment of any penalty by the Portfolio or Janus Capital on 60 days' written notice; ii) terminates automatically in the event of its assignment; and iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including the Trustees who are not interested persons of the Portfolio or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Portfolio.

     Janus Capital also performs investment advisory services for other mutual funds, and for individual, charitable, corporate and retirement accounts. Investment decisions for each account managed by Janus Capital, including the Portfolio, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. Pursuant to an exemptive order granted by the SEC, the Portfolio and other portfolios advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating portfolios on a pro rata basis.

     Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.


     As indicated in the Prospectus, Janus Capital does not permit the portfolio manager to purchase and sell securities for his own accounts except under the limited circumstances contained in Janus Capital's policy regarding personal investing by directors/ Trustees, officers and employees of Janus Capital and the Trust. The policy requires investment personnel and officers of Janus Capital, inside directors/Trustees of Janus Capital and the Trust and other designated persons deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Portfolio.

     In addition to the pre-clearance requirement described above, the policy subjects investment personnel, officers and directors/Trustees of Janus Capital and the Trust to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with Janus Capital's policy. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.


     The provisions of the policy are administered by and subject to exceptions authorized by Janus Capital.

     Kansas City Southern Industries, Inc., a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services ("KCSI"), owns approximately 83% of Janus Capital. Thomas
H. Bailey, the President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Custodian, Transfer Agent and Certain Affiliations


     State Street Bank and Trust Company ("State Street"), P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Portfolio. State Street and the foreign subcustodians it selects, have custody of the assets of the Portfolio held outside the U.S. and cash incidental thereto. The custodian and subcustodians hold the Portfolio's assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Portfolio.


     Janus Service Corporation ("Janus Service"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Portfolio's transfer agent. In addition, Janus Service provides certain other administrative, recordkeeping and shareholder relations services to the Portfolio. Janus Service is not compensated for its services related to the shares, except for out-of-pocket costs.


     The Portfolio pays DST Systems, Inc. ("DST"), a subsidiary of KCSI, license fees for the use of its portfolio and fund accounting system a monthly base fee of $250 to $1,250 per month based on the number of Janus funds using the system and an asset charge of $1 per million (not to exceed $500 per month).

     The Trustees have authorized the Portfolio to use another affiliate of DST as introducing broker for certain Portfolio transactions as a means to reduce Portfolio expenses through credits against the charges of DST and its affiliates with regard to commissions earned by such affiliate. See "Portfolio Transactions and Brokerage."

Portfolio Transactions and Brokerage

     Decisions as to the assignment of portfolio business for the Portfolio and negotiation of its commission rates are made by Janus Capital whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all portfolio transactions. The Portfolio may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

     In  selecting  brokers and dealers and in  negotiating  commissions,  Janus
Capital considers a number of factors, including but not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the portfolio or to a third party service provider to the portfolio to pay portfolio expenses; and research products or services provided. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities.


     Most broker dealers used by Janus Capital provide research and other services described above. For the period ended August 31, 1997, the Portfolio paid $95 of its total brokerage commissions to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Portfolio on transactions of $65,741. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts.


     Janus Capital may use research products and services in servicing other accounts in addition to the Portfolio. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

     Janus Capital does not enter into agreements with any brokers regarding the placement of securities transactions because of the research services they provide. It does, however, have an internal procedure for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing superior executions and research, research-related products or services which benefit its advisory clients, including the Portfolio. Research products and services incidental to effecting securities transactions furnished by brokers or dealers may be used in servicing any or all of Janus Capital's clients and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker-dealer providing such research products and services.

     Janus Capital may consider sales of Portfolio shares by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Portfolio shares as a factor in the selection of broker-dealers to execute Portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for the Portfolio i) to the Portfolio or ii) to other persons on behalf of the Portfolio for services provided to the Portfolio for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

     When the Portfolio purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

     The Portfolio's Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Certain Affiliations," are lower than those that would otherwise be incurred.

     During the period ended August 31, 1997, the Portfolio paid brokerage commissions of $340. There were no commissions paid through DSTS.

     As of August 31, 1997, the Portfolio owned securities of $35,670 of Merrill Lynch & Co., Inc.


Officers and Trustees

     The following are the names of the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.

Thomas H. Bailey*# - Trustee, Chairman and President
100 Fillmore Street
Denver, CO 80206-4928
     Trustee, Chairman and President of Janus Investment Fund+. Chairman, Chief Executive Officer, Director and President of Janus Capital. Chairman and Director of IDEX Management, Inc., Largo, Florida (50% subsidiary of Janus Capital and investment adviser to a group of mutual funds) ("IDEX").

James P. Craig, III*# - Trustee and Executive Vice President
100 Fillmore Street
Denver, CO 80206-4928
     Executive Vice President and Trustee of Janus Investment Fund+. Chief Investment Officer, Vice President, and Director of Janus Capital.

Scott W. Schoelzel* - Executive Vice President and Portfolio Manager
100 Fillmore Street
Denver, CO 80206-4928
     Executive Vice President and Portfolio Manager of Janus Investment Fund+. Vice President of Janus Capital. From 1991 to 1993, a Portfolio Manager with Founders Asset Management, Denver, Colorado. Prior to 1991, a general partner of Ivy Lane Investments, Denver, Colorado (a real estate investment partnership).




Steven R. Goodbarn* - Vice President and Chief Financial Officer
100 Fillmore Street
Denver, CO 80206-4928
     Vice President and Chief Financial Officer of Janus Investment Fund+. Vice President of Finance, Treasurer and Chief Financial Officer of Janus Service, Janus Distributors and Janus Capital. Director of IDEX Janus Service and Janus Distributors. Director, Treasurer and Vice President of Finance of Janus Capital International Ltd. Formerly (1992-1996), Treasurer of Janus Investment Fund and Janus Aspen Series.


Glenn P. O'Flaherty* - Treasurer and Chief Accounting Officer
100 Fillmore Street
Denver, CO 80206-4928
     Treasurer and Chief Accounting Officer of Janus Investment Fund. Director of Fund Accounting of Janus Capital.


Kelley Abbott Howes* - Secretary
100 Fillmore Street
Denver, CO 80206-4928
     Secretary of Janus Investment Fund. Director and President, Janus Distributors, Inc. Associate Counsel of Janus Capital. Formerly (1990 to
     1994) with The Boston Company Advisors, Inc., Boston, Massachusetts (mutual fund administration services).

William D. Stewart# - Trustee
5330 Sterling Drive
Boulder, CO 80302
     Trustee  of  Janus  Investment  Fund+.  President  of HPS  Division  of MKS
     Instruments,   Boulder,  Colorado  (manufacturer  of  vacuum  fittings  and valves).

Gary O. Loo# - Trustee
102 N. Cascade Avenue, Suite 500
Colorado Springs, CO 80903
     Trustee of Janus Investment Fund+. President and a Director of High Valley Group, Inc., Colorado Springs, Colorado (investments).


--------------------------------------------------------------------------------
* Interested person of the Trust and of Janus Capital.
# Member of the Executive Committee.
+ Includes comparable office with various Janus funds that were reorganized into Janus Investment Fund on August 7, 1992.

Dennis B. Mullen - Trustee
14103 Denver West Parkway
Golden, CO 80401
     Trustee of Janus Investment Fund+. Chief Financial Officer of Boston Market Concepts, Golden, Colorado (restaurant chain). Formerly (1993-1997), President and Chief Officer of BC Northwest L.P., a franchise of Boston Chicken, Inc., Bellevue, Washington (restaurant chain); (1982 to 1993), Chairman, President and Chief Executive Officer of Famous Restaurants, Inc., Scottsdale, Arizona (restaurant chain).

Martin H. Waldinger - Trustee
4940 Sandshore Court
San Diego, CA 92130
     Trustee of Janus Investment Fund+.  Private  Consultant.  Formerly (1989 to
     1993), Private Consultant and Director of Run Technologies, Inc., a software development firm, San Carlos, California. Formerly (1989 to 1993), President and Chief Executive Officer of Bridgecliff Management Services, Campbell, California (a condominium association management company).


James T. Rothe - Trustee
102 South Tejon Street, Suite 1100
Colorado Springs, CO 80903
     Trustee of Janus Investment Fund+. Professor of Business, University of Colorado, Colorado Springs, Colorado. Principal, Phillips-Smith Retail Group, Colorado Springs, Colorado (a venture capital firm). Formerly (1986-1994), Dean of the College of Business, University of Colorado, Colorado Springs, Colorado.

--------------------------------------------------------------------------------
+ Includes comparable office with various Janus funds that were reorganized into Janus Investment Fund on August 7, 1992.

     The Trustees are responsible for major decisions relating to the Portfolio's objective, policies and techniques. The Trustees also supervise the operation of the Portfolio by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions.

     The Executive Committee of the Trustees shall have and may exercise all the powers and authority of the Board except for matters requiring action by the whole Board pursuant to the Trust's Bylaws or Trust Instrument, Delaware law or the 1940 Act.


     The following table shows the aggregate compensation paid to each Trustee by the Portfolio described in this SAI and all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds") for the periods indicated. None of the Trustees receive any pension or retirement benefits from the Portfolio or the Janus Funds.


                                             Aggregate Compensation              Total Compensation from the
                                       from the Portfolio for fiscal year      Janus Funds for calendar year
Name of Person, Position                    ended December 31, 1996**            ended December 31, 1996***
------------------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman*                            $0                                 $0
James P. Craig, Trustee*                               $0                                 $0
John W. Shepardson, Trustee+                           $0                                 $73,000
William D. Stewart, Trustee                            $0                                 $70,000
Gary O. Loo, Trustee                                   $0                                 $70,000
Dennis B. Mullen, Trustee                              $0                                 $67,000
Martin H. Waldinger, Trustee                           $0                                 $73,000
James T. Rothe, Trustee++                              $0                                 $0
------------------------------------------------------------------------------------------------------------

* An interested person of the Portfolio and of Janus Capital. Compensated by Janus Capital and not the Portfolio.
**   The Portfolio had not commenced operations as of December 31, 1996.
*** As of December 31, 1996, Janus Funds consisted of two registered investment companies comprised of a total of 29 funds.
+    Mr. Shepardson retired on March 31, 1997.
++   Mr. Rothe began serving as Trustee on January 1, 1997.

Shares of the Trust

Net Asset Value Determination

     As stated in the Prospectus, the net asset value ("NAV") of Portfolio Shares is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The NAV of Portfolio Shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). The per share NAV of the Portfolio's Shares is determined by dividing the total value of the Portfolio's securities and other assets, less liabilities, attributable to the Shares of the Portfolio, by the total number of Shares outstanding. In determining NAV, securities listed on an exchange, the NASDAQ National

Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Portfolio are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Portfolio and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. The Portfolio will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on the amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair values determined in good faith under procedures established by and under the supervision of the Trustees.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Portfolio's NAV is not calculated. The Portfolio calculates its NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation.

Purchases

     Shares of the Portfolio can be purchased only by i) the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts and ii) certain qualified retirement plans. Shares of the Portfolio are purchased at the NAV per Share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by the Portfolio or its authorized agent. The prospectus for your insurance company's separate account or your plan documents contain detailed information about investing in the Portfolio.

Redemptions


     Redemptions, like purchases, may only be effected through the separate accounts of participating insurance companies or certain qualified retirement plans. Shares normally will be redeemed for cash, although the Portfolio retains the right to redeem its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Portfolio is governed by Rule 18f-1 under the 1940 Act, which requires the Portfolio to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Portfolio will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.


     The right to require the Portfolio to redeem its shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Income Dividends, Capital Gains Distributions and Tax Status


     It is a policy of the Shares of the Portfolio to make semiannual distributions in June and December of substantially all of their investment income and an annual distribution in June of their net realized capital gains, if any. It is also a policy of the Portfolio to qualify as regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Code. In addition, the Portfolio intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.


     All income dividends and capital gains distributions, if any, on the Portfolio's Shares are reinvested automatically in additional Shares of the Portfolio at the NAV determined on the first business day following the record date.

     The Portfolio may purchase the securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Portfolio if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. However, these elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

     Some foreign securities purchased by the Portfolio may be subject to foreign taxes which could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Portfolio, may from year to year make the election permitted under section 853 of the Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio which will reduce its investment company taxable income.

     Because Shares of the Portfolio can only be purchased through variable insurance contracts or qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such contracts or plans. See the prospectus for the separate account of the related insurance company or the plan documents for additional information.


Principal Shareholders

     The officers and Trustees of the Portfolio cannot directly own Shares of the Portfolio without purchasing an insurance contract through one of the participating insurance companies. As a result, such officers and Trustees as a group own less than 1% of the outstanding Shares of the Portfolio. As of August 31, 1997, all of the outstanding Shares of the Portfolio were owned by certain insurance company separate accounts and by Janus Capital, which provided seed capital for the Portfolio. The percentage ownership of each separate account owning more than 5% of the Portfolio's Shares is as follows:

     Life of Virginia - 37.90%
     Western Reserve Life - 58.60%

     The Shares held by the separate accounts of each insurance company, including Shares for which no voting instructions have been received, will be voted by each insurance company in proportion to instructions received from contract owners.


Miscellaneous Information

     The Trust is an open-end management investment company registered under the 1940 Act and organized as a Delaware business trust, which was created on May 20, 1993. The Trust Instrument permits the Trustees to issue an unlimited number of shares of beneficial interest from an unlimited number of series. As of the date of this SAI, the Trust is offering eleven series of shares, known as "portfolios," in two classes. Additional series and/or classes may be created from time to time.

Shares of the Trust


     The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $.001 per share for each series of the Trust. Shares of the Portfolio are fully paid and nonassessable when issued. The Shares of the Portfolio participate equally in dividends and other distributions by the Shares of the Portfolio, and in residual assets of the Portfolio in the event of liquidation. The Shares of the Portfolio have no preemptive, conversion or subscription rights.

     The Portfolio currently offers two classes of shares. The Shares discussed in this SAI are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. A second class of shares, Retirement Shares, are offered only to participant directed qualified retirement plans whose service providers require a fee from Trust assets for providing certain services to plan participants.


Voting Rights

     A participating insurance company issuing a variable insurance contract will vote shares in the separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations, a participating insurance company is required to request voting instructions from policy owners and must vote shares in the separate account, including shares for which no instructions have been received, in proportion to the voting instructions received. Additional information may be found in the participating insurance company's separate account prospectus.

     The  Trustees  are  responsible   for  major  decisions   relating  to  the
Portfolio's policies and objectives; the Trustees oversee the operation of the Portfolio by its officers and review the investment decisions of the officers.

     The present Trustees were elected by the initial trustee of the Trust on May 25, 1993, with the exception of Mr. Craig and Mr. Rothe who were appointed by the Trustees as of June 30, 1995 and as of January 1, 1997, respectively. Under the Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act.

Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize the Portfolio, to amend the Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Trust instrument, the Trust's Bylaws or the Trustees.

     Each share of each portfolio of the Trust has one vote (and fractional votes for fractional shares). Shares of all portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all portfolios of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees. Each portfolio or class of the Trust will vote separately only with respect to those matters that affect only that portfolio or class or if the interest of a portfolio or class in a matter differs from the interests of other portfolios or classes of the Trust.

Independent Accountants

     Price Waterhouse LLP, 950 Seventeenth Street, Suite 2500, Denver, Colorado 80202, independent accountants for the Portfolio, audit the Portfolio's annual financial statements and prepare its tax returns.

Registration Statement

     The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolio or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

Performance Information

     The  Prospectus   contains  a  brief  description  of  how  performance  is
calculated.

     Quotations of average annual total return for the Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over periods of 1, 5, and 10 years (up to the life of the Portfolio). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.


     The Portfolio was made available for sale on May 1, 1997. The lifetime total return of the Shares for the period May 1, 1997 through August 31, 1997 was 27%.


     Yield quotations of the Portfolio's Shares are based on the investment income per share earned during a particular 30-day period (including dividends, if any, and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the net asset value per share on the last day of the period, according to the following formula:

                           YIELD = 2 [(a-b + 1)6 - 1]
                                       ---
                                       cd

     where  a = dividend and interest income
            b = expenses accrued for the period
            c = average  daily  number of shares  outstanding  during the period that were entitled to receive  dividends
            d = maximum net asset value per share on the last day of the period



     Quotations of yield or total return for the Portfolio will not take into account charges and deductions against any variable annuity contracts and variable life insurance contracts to which the Portfolio shares are sold. The Portfolio's yield and total return should not be compared with other mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the variable annuity contracts and variable life insurance contracts.

     From time to time in advertisements or sales material, the Portfolio may discuss its performance ratings or other information as published by recognized mutual fund statistical rating services, including, but not limited to, Lipper Analytical Services, Inc., Ibbotson Associates, Micropal or Morningstar, Inc. or by publications of general interest such as Forbes, Money, The Wall Street Journal, Mutual Funds Magazine, Kiplinger's, or Smart Money. The Portfolio may also compare its performance to that of other selected mutual funds, mutual fund averages or recognized stock market indicators, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Russell 2000 Index and the NASDAQ composite.

In addition, the Portfolio may compare its total return to the yield on U.S. Treasury obligations and to the percentage change in the Consumer Price Index. Such performance ratings or comparisons may be made with funds that may have different investment restrictions, objectives, policies or techniques than the Portfolio and such other funds or market indicators may be comprised of securities that differ significantly from the Portfolio's investments.



Financial Statements

     The following unaudited financial statements for the period ended August 31, 1997 are included in this SAI.

     Schedule of Investments as of August 31, 1997

     Statement of Operations for the period May 1, 1997 to August 31, 1997

     Statement of Assets and Liabilities as of August 31, 1997

     Statement of Changes in Net Assets for the period May 1, 1997 to August 31, 1997

     Financial Highlights for the period May 1, 1997 to August 31, 1997

       JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO SCHEDULE OF INVESTMENTS
                          AUGUST 31, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
Shares or
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------

Common Stock - 17.6%
--------------------------------------------------------------------------------
Computer Software - 3.7%
         160   Microsoft Corp.*                                          $21,150
       2,000   Peritus Software Services, Inc.*                           50,000
         350   Wind River Systems*                                        15,006
--------------------------------------------------------------------------------
                                                                          86,156
--------------------------------------------------------------------------------
Computers - Micro - 0.7%
         192   Dell Computer Corp.*                                       15,756
--------------------------------------------------------------------------------
Data Processing and Management - 2.1%
       1,000   LHS Group, Inc.*                                           50,000
--------------------------------------------------------------------------------
Electronic Components - 4.0%
         400   Intel Corp.                                                36,850
       1,000   Lam Research Corp.*                                        56,500
--------------------------------------------------------------------------------
                                                                          93,350
--------------------------------------------------------------------------------
Finance - Investment Banker/Broker - 1.5%
         580   Merrill Lynch & Co., Inc.                                  35,670
--------------------------------------------------------------------------------
Life and Health Insurance - 0.1%
          44   SunAmerica, Inc.                                            2,370
--------------------------------------------------------------------------------
Medical - Drugs - 1.5%
         100   Eli Lily & Co.                                             10,463
         196   Pfizer, Inc.                                               10,854
         102   Warner-Lambert Co.                                         12,960
--------------------------------------------------------------------------------
                                                                          34,277
--------------------------------------------------------------------------------
Medical - HMO - 0.2%
          70   Oxford Health Plans, Inc.*                                  5,119
--------------------------------------------------------------------------------
Money Center Banks - 1.1%
         240   BankAmerica Corp.                                          15,795
          87   Citicorp                                                   11,103
--------------------------------------------------------------------------------
                                                                          26,898
--------------------------------------------------------------------------------
Multi-Line Insurance - 0.3%
         108   Travelers Group, Inc.                                       6,858
--------------------------------------------------------------------------------
Oil - Field Services - 0.3%
         125   Halliburton Co.                                             5,969
--------------------------------------------------------------------------------
Telecommunication Services - 1.0%
         600   Qwest Communications International, Inc.*                  24,450
--------------------------------------------------------------------------------
Telephone - Integrated - 1.1%
         225   Telecomunicacoes Brasileiras S.A. (ADR)                    26,550
--------------------------------------------------------------------------------
Total Common Stocks (cost $302,146)                                      413,423
--------------------------------------------------------------------------------
U.S. Government Agency - 80.8%
   1,900,000   Federal Home Loan Bank System
                   5.48%, 9/2/97 (amortized
                   cost $1,900,000)                                    1,900,000
--------------------------------------------------------------------------------
Total Investments - 98.4% (total cost $2,202,146)                      2,313,423
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 1.6%             37,325
--------------------------------------------------------------------------------
Net Assets - 100%                                                     $2,350,748
--------------------------------------------------------------------------------
* Non-income producing security

                            STATEMENT OF OPERATIONS

For the four months ended August 31, 1997 (unaudited)
(all numbers in thousands)
--------------------------------------------------------------------------------
Investment Income:
--------------------------------------------------------------------------------
  Interest                                                                  $ 0
  Dividends                                                                  18
  Foreign Tax Withheld                                                        0
--------------------------------------------------------------------------------
Total Investment Income                                                      18
--------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                               3
  Administrative service fee - Retirement Shares                              0
  Distribution fee - Retirement Shares                                        0
  Registration fees                                                           0
  Transfer agent expenses                                                     2
  System fees                                                                 2
  Audit fees                                                                  1
  Trustees' fees and expenses                                                 0
  Other expenses                                                              1
--------------------------------------------------------------------------------
Total Expenses                                                                9
--------------------------------------------------------------------------------
Expense and fee offsets                                                      (4)
--------------------------------------------------------------------------------
Net expenses                                                                  5
--------------------------------------------------------------------------------
Net investment income/(loss)                                                 13
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                      20
  Net realized gain/(loss) from foreign currency transactions                 0
  Net realized gain/(loss) from futures contracts                             0
  Change in net unrealized appreciation or depreciation of investments      111
--------------------------------------------------------------------------------
Net gain/(loss) on investments                                              131
--------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations            $144
================================================================================

--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES

As of August 31, 1997 (unaudited)
(all numbers in thousands except net asset value per share)
--------------------------------------------------------------------------------
Assets:
Investments at cost                                                      $2,202
================================================================================
Investments at value                                                     $2,313
Cash                                                                         28
Receivables:
  Investments sold                                                            0
  Fund shares sold                                                           18
  Interest                                                                    0
  Dividends                                                                   0
Foreign Currency Contracts                                                    0
Other assets                                                                  0
--------------------------------------------------------------------------------
    Total Assets                                                          2,359
--------------------------------------------------------------------------------
Liabilities:
Payables:
  Investments purchased                                                       6
  Fund shares repurchased                                                     0
  Advisory fee                                                                1
  Distribution fee - Retirement Shares                                        0
  Transfer agent fees and expenses                                            2
Accrued expenses                                                             (1)
Foreign currency contracts                                                    0
--------------------------------------------------------------------------------
    Total Liabilities                                                         8
--------------------------------------------------------------------------------
Net Assets - Institutional                                               $2,338
  Shares Outstanding, $.001 Par Value (unlimited shares authorized)         184
================================================================================
Net Asset Value Per Share                                                $12.70
================================================================================
Net Assets - Retirement                                                   $  13
  Shares Outstanding, $.001 Par Value (unlimited shares authorized)           1
================================================================================
Net Asset Value Per Share                                                $12.68
================================================================================

                       STATEMENT OF CHANGES IN NET ASSETS

For the four months ended August 31, 1997 (unaudited)
 (all numbers in thousands)
--------------------------------------------------------------------------------
                                                                           1997
--------------------------------------------------------------------------------
Operations:
Net investment income/(loss)                                                $13
Net realized gain/(loss) from investment transactions                        20
Change in unrealized net appreciation or depreciation of investment         111
--------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations            $144
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
Net investment income                                                         0
Net realized gain from investment transactions                                0
--------------------------------------------------------------------------------
Net decrease from dividends and distributions                                 0
--------------------------------------------------------------------------------
Capital Share Transactions:
Shares sold
  Institutional Shares                                                    3,480
  Retirement Shares                                                          10
Reinvested dividends and distributions
  Institutional Shares                                                        0
  Retirement Shares                                                           0
Shares repurchased
  Institutional Shares                                                  ( 1,283)
  Retirement Shares                                                           0
Net increase/(decrease) from capital share transactions                   2,207
--------------------------------------------------------------------------------
Net increase/(decrease) in net assets                                     2,351
Net Assets:
Beginning of period                                                           0
--------------------------------------------------------------------------------
End of period                                                            $2,351
================================================================================
Net Assets consist of:
Capital (par value and paid-in surplus)                                   2,207
Undistributed net investment income/(distribution in excess)                 13
Undistributed net realized gain/(loss) from investments                      20
Unrealized appreciation/(depreciation) of investments                       111
--------------------------------------------------------------------------------
                                                                          2,351
================================================================================
Transactions in Fund Shares:
Shares sold
  Institutional Shares                                                      293
  Retirement Shares                                                           1
Reinvested distributions
  Institutional Shares                                                        0
  Retirement Shares                                                           0
Shares repurchased
  Institutional Shares                                                      109
  Retirement Shares                                                           0
--------------------------------------------------------------------------------
Net increase/(decrease)                                                     185
--------------------------------------------------------------------------------
Shares outstanding beginning of period                                        0
Shares outstanding end of period                                            185
================================================================================
Purchases and Sales of Investment Securities:
  (excluding Short-Term Securities)
Purchases of Securities                                                    $422
Proceeds from Sales of Securities                                           134
Purchases of Long-Term U.S. Government Obligations                            0
Proceeds from Sales of Long-Term Government Obligations                       0
================================================================================

                              FINANCIAL HIGHLIGHTS


                                                                                Institutional       Retirement
For a share outstanding for the four months ended August 31, 1997 (unaudited)       Shares            Shares
--------------------------------------------------------------------------------------------------------------
Net asset value beginning of period                                                 $10.00            $10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations
Net investment income                                                                 0.07              0.10
Net gains or (losses) on securities (both realized and unrealized)                    2.63              2.58
--------------------------------------------------------------------------------------------------------------
Total from investment operations                                                      2.70              2.68
--------------------------------------------------------------------------------------------------------------
Less distributions
Dividends (from net investment income)                                                0.00              0.00
Distributions (from capital gains)                                                    0.00              0.00
--------------------------------------------------------------------------------------------------------------
Total distributions                                                                   0.00              0.00
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       12.70             12.68
==============================================================================================================
Total return*                                                                       27.00%            26.80%
==============================================================================================================
Net assets, end of period (in thousands)                                             2,338                13
Average net assets for the period (in thousands)                                     1,182                11
Ratio of gross expenses to average net assets**(1)                                   1.25%             1.79%
Ratio of net expenses to average net assets**                                        1.25%             1.79%
Ratio of net investment income to average net assets**                               3.23%             2.66%
Portfolio turnover rate**                                                             124%              124%
Average commission paid                                                             0.0465            0.0465

*    Total return is not annualized for periods of less than one full year.
**   Annualized for periods of less than one full year.
(1) The ratio was 2.40% for Institutional Shares and 2.90% for Retirement Shares before waiver of certain fees and/or voluntary reduction of the advisory fee to the effective rate of the corresponding Janus retail fund.

Appendix A

Explanation of Rating Categories

     The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although the adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Standard & Poor's Ratings Services

Bond Rating         Explanation
--------------------------------------------------------------------------------
Investment Grade

AAA Highest rating; extremely strong capacity to pay principal and interest.
AA High quality; very strong capacity to pay principal and interest.
A Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
BBB Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

Non-Investment Grade

BB, B,              Predominantly  speculative  with  respect  to  the  issuer's
CCC, CC, C          capacity to meet required  interest and principal  payments.
                    BB - lowest degree of speculation; C - the highest degree of
                    speculation.    Quality   and   protective   characteristics
                    outweighed by large  uncertainties or major risk exposure to adverse conditions.
D                   In default.
--------------------------------------------------------------------------------
Moody's Investors Service, Inc.
Investment Grade

Aaa                 Highest quality, smallest degree of investment risk.
Aa                  High  quality;  together  with Aaa bonds,  they  compose the high-grade bond group.
A                   Upper-medium  grade obligations;  many favorable  investment attributes.
Baa                 Medium-grade  obligations;   neither  highly  protected  nor
                    poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

Non-Investment Grade

Ba More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
B Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
Caa Poor standing, may be in default; elements of danger with respect to principal or interest payments.
Ca Speculative in a high degree; could be in default or have other marked shortcomings.
C                   Lowest-rated;  extremely  poor  prospects of ever  attaining investment standing.
--------------------------------------------------------------------------------
     Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

                               Janus Aspen Series
                         Capital Appreciation Portfolio
                                Retirement Shares


--------------------------------------------------------------------------------
                       Statement of Additional Information
                  May 1, 1997 as supplemented October 24, 1997
--------------------------------------------------------------------------------


     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the Prospectus for the Retirement Shares (the "Shares") of the Capital Appreciation Portfolio (the "Portfolio"), a separate series of Janus Aspen Series, a Delaware business trust (the "Trust"). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Portfolio is managed separately by Janus Capital Corporation ("Janus Capital").

     The Shares of the Portfolio may be purchased only by certain participant directed qualified plans. The Portfolio also offers a second class of shares to the separate accounts of insurance companies for the purpose of funding variable life insurance contracts and variable annuity contracts (collectively, "variable insurance contracts") and certain other qualified retirement plans.


     This SAI is not a Prospectus and should be read in conjunction with the Prospectus dated May 1, 1997 as supplemented October 24, 1997, which is incorporated by reference into this SAI and may be obtained from your plan sponsor. This SAI contains additional and more detailed information about the Portfolio's operations and activities than the Prospectus.


                                                                 [Logo]    JANUS

                         Capital Appreciation Portfolio
                                Retirement Shares
                       Statement of Additional Information
                                Table of Contents
                                                                            Page
--------------------------------------------------------------------------------

Investment Policies, Restrictions and Techniques ............................. 3

   Investment Objectives ..................................................... 3

   Portfolio Policies ........................................................ 3

   Investment Restrictions ................................................... 3

   Types of Securities and Investment Techniques ............................. 4

     Illiquid Investments .................................................... 4

     Zero Coupon, Pay-In-Kind and Step Coupon Securities ..................... 4

     Pass-Through Securities ................................................. 5

     Investment Company Securities ........................................... 6

     Depositary Receipts ..................................................... 6

     Other Income-Producing Securities ....................................... 6

     Repurchase and Reverse Repurchase Agreements ............................ 6

     High-Yield/High-Risk Securities ......................................... 7

     Futures, Options and Other Derivative Instruments ....................... 7

Investment Adviser .......................................................... 14

Custodian, Transfer Agent and Certain Affiliations .......................... 15

Portfolio Transactions and Brokerage ........................................ 16

Officers and Trustees ....................................................... 17

Shares of the Trust ......................................................... 19

   Net Asset Value Determination ............................................ 19

   Purchases ................................................................ 19

   Distribution Plan ........................................................ 19

   Redemptions .............................................................. 20

Income Dividends, Capital Gains Distributions and Tax Status ................ 20


Principal Shareholders ...................................................... 20


Miscellaneous Information ................................................... 20

   Shares of the Trust ...................................................... 21

   Voting Rights ............................................................ 21

   Independent Accountants .................................................. 21

   Registration Statement ................................................... 21

Performance Information ..................................................... 21


Financial Statements ........................................................ 22


Appendix A .................................................................. 28

   Explanation of Rating Categories ......................................... 28

--------------------------------------------------------------------------------

Investment Policies, Restrictions and Techniques

Investment Objective

     As stated in the Prospectus, the Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The investment objective of the Portfolio is not fundamental and may be changed by the Trustees without shareholder approval.

Portfolio Policies


     The Prospectus discusses the types of securities in which the Portfolio will invest, portfolio policies of the Portfolio and the investment techniques of the Portfolio. The Prospectus includes a discussion of portfolio turnover policies.

     Portfolio turnover (total long-term purchases or sales, whichever is less, divided by the average monthly value of the Portfolio's long-term portfolio securities) is not anticipated to exceed 200%. The Portfolio's annualized portfolio turnover rate for the period May 1, 1997 through August 31, 1997 was 124%.


Investment Restrictions

     As indicated in the Prospectus, the Portfolio is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares if a matter affects just the Portfolio or class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares) are present or represented by proxy. As fundamental policies, the Portfolio may not:

     (1) Own more than 10% of the outstanding voting securities of any one issuer and, as to fifty percent (50%) of the value of its total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")), if immediately after and as a result of such purchase, the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets.

     (2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. government securities).

     (3) Invest directly in real estate or interests in real estate; however, the Portfolio may own debt or equity securities issued by companies engaged in those businesses.

     (4) Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

     (5) Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

     (6) Act as an underwriter of securities issued by others, except to the extent that the Portfolio may be deemed an underwriter in connection with the disposition of portfolio securities of the Portfolio.

     As a fundamental policy, the Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Portfolio.

     The Trustees have adopted additional investment restrictions for the Portfolio. These restrictions are operating policies of the Portfolio and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

     (a) The Portfolio will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of the Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

     (b) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

     (c) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

     (d) The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     (e) The Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of the Portfolio's total assets by reason of a decline in net assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     (f) The Portfolio does not currently intend to purchase any security or enter into a repurchase agreement, if as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolio's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

     (g) The Portfolio may not invest in companies for the purpose of exercising control of management.

     For purposes of the Portfolio's restriction on investing in a particular industry, the Portfolio will rely primarily on industry classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Portfolio may further classify issuers in accordance with industry classifications as published by the Securities and Exchange Commission ("SEC").


     The Portfolio is seeking permission from the SEC to borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above limits. There is no assurance that such permission will be granted.


Types of Securities and Investment Techniques

Illiquid Investments

     The Portfolio may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees of the Portfolio have authorized Janus Capital to make liquidity determinations with respect to its securities, including Rule 144A Securities and commercial paper. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: 1) the frequency of trades and quoted prices for the obligation; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the security and the nature of marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be a restricted security subject to these procedures.

Zero Coupon, Pay-In-Kind and Step Coupon Securities

     The Portfolio may invest up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

     Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 and the regulations thereunder (the "Code"), the Portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because the Portfolio will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years the Portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Portfolio might obtain such cash from selling other portfolio holdings which might cause the Portfolio to incur capital gains or losses on the sale. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Portfolio to sell the securities at the time.

     Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

     The Portfolio may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Portfolio. The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("GNMA") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The Portfolio will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

     The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

     The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

     Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average weighted maturity of the Portfolio. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by the Portfolio might be converted to cash and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit the Portfolio's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

     Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor or guarantor of the security and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

Investment Company Securities


     From time to time, the Portfolio may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act. The Portfolio may invest in securities of money market funds managed by Janus Capital subject to the terms of an exemptive order obtained by Janus Capital and the Janus funds which currently provides that the Portfolio will limit its aggregate investment in a Janus money market fund to the greater of
(i) 5% of the investing Portfolio's total assets or (ii) $2.5 million. The Janus funds are seeking an amended and restated exemptive order that would permit the Portfolio to invest in Janus money market funds in excess of the limitations of
Section 12(d)(1) of the 1940 Act. There is no assurance that such amendment will be granted.


Depositary Receipts

     The Portfolio may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Portfolio may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

Other Income-Producing Securities

     Other types of income producing securities that the Portfolio may purchase include, but are not limited to, the following types of securities:


     Variable and floating rate obligations. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). See also "Inverse Floaters."


     Standby commitments. These instruments, which are similar to a put, give the Portfolio the option to obligate a broker, dealer or bank to repurchase a security held by the Portfolio at a specified price.

     Tender option bonds. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

     Inverse floaters. Inverse floaters are instruments whose interest bears an inverse relationship to the interest rate on another security. Certain variable rate securities (including certain mortgage-backed securities) pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. The Portfolio will not invest more than 5% of its assets in inverse floaters.

     The Portfolio will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of its portfolio.

Repurchase and Reverse Repurchase Agreements

     In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security or "collateral." The Portfolio may engage in a repurchase agreement with respect to any security in which it is authorized to invest. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Portfolio to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, the Portfolio may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days will be subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Portfolio to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.


     The Portfolio may use reverse repurchase agreements to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities. In a reverse repurchase agreement, the Portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Portfolio will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Portfolio, although the Portfolio's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.


High-Yield/High-Risk Securities


     The Portfolio intends to invest less than 35% of its net assets in debt securities that are rated below investment grade (e.g., securities rated BB or lower by Standard & Poor's Ratings Services ("Standard & Poor's") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Portfolio would experience a reduction in its income, and could expect a decline in the market value of the securities so affected.

     The Portfolio may also invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, Janus Capital may treat such securities as unrated debt. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. The portfolio manager will analyze the credit worthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, in determining whether to purchase unrated municipal bonds. Unrated debt securities will be included in the 35% limit of the Portfolio unless its portfolio manager deems such securities to be the equivalent of investment grade securities.


     Subject to the above limits, the Portfolio may purchase defaulted securities only when its portfolio managers believes based upon their analysis of the financial condition, results of operations and economic outlook of an issuer that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Notwithstanding the portfolio manager's belief as to the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

     Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility and the spread between the bid and asked prices of such securities may be greater than normally expected.


     Disposition of Portfolio Securities. Although the Portfolio generally will purchase securities for which its portfolio manager expects an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Portfolio will limit holdings of any such securities to amounts that the portfolio manager believes could be readily sold and holdings of such securities would, in any event, be limited so as not to limit the Portfolio's ability to readily dispose of securities to meet redemptions.

     Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Portfolio.


Futures, Options and Other Derivative Instruments

     Futures Contracts. The Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

     The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Portfolio's custodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Portfolio does business and by depositing margin payments in a segregated account with the Portfolio's custodian.

     The Portfolio intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Portfolio will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Portfolio holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

     Although the Portfolio will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to the Portfolio immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Portfolio's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Portfolio's return could be diminished due to the opportunity losses of foregoing other potential investments.

     The Portfolio's primary purpose in entering into futures contracts is to protect the Portfolio from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Portfolio anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Portfolio could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Portfolio not participating in a market advance. This technique is sometimes known as an anticipatory hedge. To the extent the Portfolio enters into futures contracts for this purpose, the segregated assets maintained to cover the Portfolio's obligations with respect to the futures contracts will consist of other liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to the futures contracts. Conversely, if the Portfolio holds stocks and seeks to protect itself from a decrease in stock prices, the Portfolio might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Portfolio could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

     If the Portfolio owns Treasury bonds and the portfolio manager expects interest rates to increase, the Portfolio may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Portfolio selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of the Portfolio's interest rate futures contract will increase, thereby keeping the net asset value of the Portfolio from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, the Portfolio may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Portfolio can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

     The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.

     Futures contracts entail risks. Although the Portfolio believes that use of such contracts will benefit the Portfolio, the Portfolio's overall performance could be worse than if the Portfolio had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if the Portfolio has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Portfolio.

     The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Portfolio will not match exactly the Portfolio's current or potential investments. The Portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of the Portfolio's investments.

     Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Portfolio's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Portfolio's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Portfolio's other investments.

     Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Portfolio may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its futures positions also could be impaired.

     Options on Futures Contracts. The Portfolio may buy and write put and call options on futures contracts. An option on a future gives the Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Portfolio is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at the expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio is considering buying. If a call or put option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Portfolio may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

     The amount of risk the Portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

     Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Portfolio may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

     The following discussion summarizes the Portfolio's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Portfolio may enter into forward currency contracts with stated contract values of up to the value of the Portfolio's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). The Portfolio also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. The Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances the Portfolio may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

     These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Portfolio's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Portfolio's currency exposure from one foreign currency to another removes the Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Portfolio if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

     The Portfolio will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Portfolio's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Portfolio will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Portfolio's commitments with respect to such contracts. As an alternative to segregating assets, the Portfolio may buy call options permitting the Portfolio to buy the amount of foreign currency being hedged by a forward sale contract or the Portfolio may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

     While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contacts. In such event, the Portfolio's ability to utilize forward contracts may be restricted. In addition, the Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets.

     Options on Foreign Currencies. The Portfolio may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolio may buy put options on the foreign currency. If the value of the currency declines, the Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

     Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Portfolio could sustain losses on transactions in foreign currency options that would require the Portfolio to forego a portion or all of the benefits of advantageous changes in those rates.

     The Portfolio may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

     The Portfolio may write covered call options on foreign currencies. A call option written on a foreign currency by the Portfolio is "covered" if the Portfolio owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Portfolio in cash or other liquid assets in a segregated account with the Portfolio's custodian.

     The Portfolio also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, the Portfolio will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

     Options on Securities. In an effort to increase current income and to reduce fluctuations in net asset value, the Portfolio may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Portfolio may write and buy options on the same types of securities that the Portfolio may purchase directly.

     A put option written by the Portfolio is "covered" if the Portfolio (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Portfolio's custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

     A call option written by the Portfolio is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Portfolio's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Portfolio holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash and other liquid assets in a segregated account with its custodian.

     The Portfolio also may write call options that are not covered for cross-hedging purposes. The Portfolio collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked to market daily. The Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

     The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation.
Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

     In the case of a written call option, effecting a closing transaction will permit the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Portfolio to write another put option to the extent that the exercise price is secured by other liquid assets. Effecting a closing transaction also will permit the Portfolio to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, the Portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

     The Portfolio will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Portfolio will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

     An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Portfolio may not be able to effect closing transactions in particular options and the Portfolio would have to exercise the options in order to realize any profit. If the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     The Portfolio may write options in connection with buy-and-write transactions. In other words, the Portfolio may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

     The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Portfolio may elect to close the position or take delivery of the security at the exercise price and the Portfolio's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

     The Portfolio may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

     The Portfolio may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio.

     Eurodollar Instruments. The Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of portfolios and sellers to obtain a fixed rate for borrowings. The Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

     Swaps and Swap-Related Products. The Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Portfolio's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolio's custodian. If the Portfolio enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Portfolio sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

     There is no limit on the amount of interest rate swap transactions that may be entered into by the Portfolio. These transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. The Portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

     Additional Risks of Options on Foreign  Currencies,  Forward  Contracts and
Foreign Instruments. Unlike transactions entered into by the Portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

     Options  on  foreign   currencies   traded  on  Exchanges  are  within  the
jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

     In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

Investment Adviser

     As stated in the Prospectus, the Portfolio has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolio's investments, provide office space for the Portfolio and pay the salaries, fees and expenses of all Portfolio officers and of those Trustees who are affiliated with Janus Capital. Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Portfolio or other Janus Funds or which performed recordkeeping or other services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Portfolio.

     The Portfolio pays custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Trustees who are not affiliated with Janus Capital, and other costs of complying with applicable laws regulating the sale of Portfolio shares. Pursuant to the Advisory Agreement, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting and recordkeeping, for which the Portfolio may reimburse Janus Capital for its costs.


     The Portfolio has agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 0.75% of the first $300 million of the average daily net assets of the Portfolio, 0.70% of the next $200 million of the average daily net assets of the Portfolio and 0.65% of the average daily net assets of the Portfolio in excess of $500 million. The advisory fee is calculated and payable daily. Janus Capital has voluntarily agreed to cap the advisory fee of the Portfolio at the effective rate of Janus Olympus Fund (the "retail fund"). The effective rate of the retail fund is the advisory fee calculated by such fund on the last day of each calendar quarter. If the assets of the corresponding retail fund exceed the assets of the Portfolio as of the last day of any calendar quarter, then the advisory fee payable by the Portfolio for the following calendar quarter will be a flat rate equal to such effective rate. The effective rate (annualized) of Janus Olympus Fund was .74% for the quarter ended September 30, 1997. Janus Capital may terminate this fee reduction at any time upon at least 90 days' notice to the Trustees.

     For the period ended August 31, 1997, the investment advisory fee was $2,973 prior to waiver by Janus Capital. The advisory fee was $0 after waiver for this period.


     In addition, Janus Capital has agreed to reimburse the Portfolio by the amount, if any, that the Portfolio's normal operating expenses chargeable to its income account in any fiscal year, including the investment advisory fee but excluding the distribution fee and participant administration fee described below, brokerage commissions, interest, taxes and extraordinary expenses, exceed an annual rate of 1.25% of the average daily net assets of the Portfolio through at least April 30, 1998.

     The current Advisory Agreement became effective on December 10, 1996, and it will continue in effect until June 16, 1998, and thereafter from year to year so long as such continuance is approved annually by a majority of the Portfolio's Trustees who are not parties to the Advisory Agreement or interested persons of any such party, and by either a majority of the outstanding voting shares of the Portfolio or the Trustees. The Advisory Agreement i) may be terminated without the payment of any penalty by the Portfolio or Janus Capital on 60 days' written notice; ii) terminates automatically in the event of its assignment; and iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including the Trustees who are not interested persons of the Portfolio or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Portfolio.

     Janus Capital also performs investment advisory services for other mutual funds, and for individual, charitable, corporate and retirement accounts. Investment decisions for each account managed by Janus Capital, including the Portfolio, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. Pursuant to an exemptive order granted by the SEC, the Portfolio and other portfolios advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating portfolios on a pro rata basis.

     Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.


     As indicated in the Prospectus, Janus Capital does not permit the portfolio manager to purchase and sell securities for his own accounts except under the limited circumstances contained in Janus Capital's policy regarding personal investing by directors/ Trustees, officers and employees of Janus Capital and the Trust. The policy requires investment personnel and officers of Janus Capital, inside directors/Trustees of Janus Capital and the Trust and other designated persons deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Portfolio.

     In addition to the pre-clearance requirement described above, the policy subjects investment personnel, officers and directors/Trustees of Janus Capital and the Trust to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with Janus Capital's policy. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.


     The provisions of the policy are administered by and subject to exceptions authorized by Janus Capital.

     Kansas City Southern Industries, Inc., a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services ("KCSI"), owns approximately 83% of Janus Capital. Thomas
H. Bailey, the President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Custodian, Transfer Agent and Certain Affiliations


     State Street Bank and Trust Company ("State Street"), P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Portfolio. State Street and the foreign subcustodians it selects have custody of the assets of the Portfolio held outside the U.S. and cash incidental thereto. The custodian and subcustodians hold the Portfolio's assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Portfolio.


     Janus Service Corporation ("Janus Service"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Portfolio's transfer agent. In addition, Janus Service provides certain other
administrative,   recordkeeping  and  shareholder   relations  services  to  the
Portfolio. Janus Service receives a participant administration fee at an annual rate of up to .25% of the average daily net assets of the Shares of the Portfolio for providing or procuring recordkeeping, subaccounting and other administrative services to plan participants who invest in the Shares. Janus Service expects to use substantially all of this fee to compensate qualified plan service providers for providing these services (at and annual rate of up to
 .25% of the average daily net assets of the Shares attributable to plan participants receiving services from each service provider). Services provided by qualified plan service providers may include but are not limited to participant recordkeeping, processing and aggregating purchase and redemption
transactions,    providing   periodic   statements,   forwarding   prospectuses,
shareholder reports and other materials to existing plan participants, and other participant administrative services.


     The Portfolio pays DST Systems, Inc. ("DST"), a subsidiary of KCSI, license fees for the use of its portfolio and fund accounting system a monthly base fee of $250 to $1,250 per month based on the number of Janus funds using the system and an asset charge of $1 per million (not to exceed $500 per month).

     The Trustees have authorized the Portfolio to use another affiliate of DST as introducing broker for certain Portfolio transactions as a means to reduce Portfolio expenses through credits against the charges of DST and its affiliates with regard to commissions earned by such affiliate. See "Portfolio Transactions and Brokerage."

     Janus Distributors, Inc. ("Janus Distributors"), 100 Fillmore Street, Denver, Colorado 80206-4928, a wholly-owned subsidiary of Janus Capital, is a distributor of the Shares. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 (the "Exchange Act") and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Shares in connection with the sale of the Shares in all states in which the Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Portfolio's Shares and accepts orders at net asset value. No sales charges are paid by investors.


Portfolio Transactions and Brokerage

     Decisions as to the assignment of portfolio business for the Portfolio and negotiation of its commission rates are made by Janus Capital whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all portfolio transactions. The Portfolio may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.


     In  selecting  brokers and dealers and in  negotiating  commissions,  Janus
Capital considers a number of factors, including but not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the portfolio or to a third party service provider to the portfolio to pay portfolio expenses; and research products or services provided. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities.

     Most broker dealers used by Janus Capital provide research and other services described above. For the period ended August 31, 1997, the Portfolio paid $95 of its total brokerage commissions to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Portfolio on transactions of $65,741. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts.


     Janus Capital may use research products and services in servicing other accounts in addition to the Portfolio. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

     Janus Capital does not enter into agreements with any brokers regarding the placement of securities transactions because of the research services they provide. It does, however, have an internal procedure for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing superior executions and research, research-related products or services which benefit its advisory clients, including the Portfolio. Research products and services incidental to effecting securities transactions furnished by brokers or dealers may be used in servicing any or all of Janus Capital's clients and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker-dealer providing such research products and services.

     Janus Capital may consider sales of Portfolio shares by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Portfolio shares as a factor in the selection of broker-dealers to execute Portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for the Portfolio i) to the Portfolio or ii) to other persons on behalf of the Portfolio for services provided to the Portfolio for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

     When the Portfolio purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

     The Portfolio's Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Certain Affiliations," are lower than those that would otherwise be incurred.


     During the period ended August 31, 1997, the Portfolio paid brokerage commissions of $340. There were no commissions paid through DSTS.

     As of August 31, 1997, the Portfolio owned securities of $35,670 of Merrill Lynch & Co., Inc.


Officers and Trustees

     The following are the names of the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.

Thomas H. Bailey*# - Trustee, Chairman and President
100 Fillmore Street
Denver, CO 80206-4928
     Trustee, Chairman and President of Janus Investment Fund+. Chairman, Chief Executive Officer, Director and President of Janus Capital. Chairman and Director of IDEX Management, Inc., Largo, Florida (50% subsidiary of Janus Capital and investment adviser to a group of mutual funds) ("IDEX").

James P. Craig, III*# - Trustee and Executive Vice President
100 Fillmore Street
Denver, CO 80206-4928
     Executive Vice President and Trustee of Janus Investment Fund+. Chief Investment Officer, Vice President, and Director of Janus Capital.

Scott W. Schoelzel* - Executive Vice President and Portfolio Manager
100 Fillmore Street
Denver, CO 80206-4928
     Executive Vice President and Portfolio Manager of Janus Investment Fund+. Vice President of Janus Capital. From 1991 to 1993, a Portfolio Manager with Founders Asset Management, Denver, Colorado. Prior to 1991, a general partner of Ivy Lane Investments, Denver, Colorado (a real estate investment partnership).




Steven R. Goodbarn* - Vice President and Chief Financial Officer
100 Fillmore Street
Denver, CO 80206-4928
     Vice President and Chief Financial Officer of Janus Investment Fund+. Vice President of Finance, Treasurer and Chief Financial Officer of Janus Service, Janus Distributors and Janus Capital. Director of IDEX Janus Service and Janus Distributors. Director, Treasurer and Vice President of Finance of Janus Capital International Ltd. Formerly (1992-1996), Treasurer of Janus Investment Fund and Janus Aspen Series.


Glenn P. O'Flaherty* - Treasurer and Chief Accounting Officer
100 Fillmore Street
Denver, CO 80206-4928
     Treasurer and Chief Accounting Officer of Janus Investment Fund. Director of Fund Accounting of Janus Capital.


Kelley Abbott Howes* - Secretary
100 Fillmore Street
Denver, CO 80206-4928
     Secretary of Janus Investment Fund. Director and President, Janus Distributors, Inc. Associate Counsel of Janus Capital. Formerly (1990 to
     1994) with The Boston Company Advisors, Inc., Boston, Massachusetts (mutual fund administration services).

--------------------------------------------------------------------------------
* Interested person of the Trust and of Janus Capital.
# Member of the Executive Committee.
+ Includes comparable office with various Janus funds that were reorganized into Janus Investment Fund on August 7, 1992.

William D. Stewart# - Trustee
5330 Sterling Drive
Boulder, CO 80302
     Trustee  of  Janus  Investment  Fund+.  President  of HPS  Division  of MKS
     Instruments,   Boulder,  Colorado  (manufacturer  of  vacuum  fittings  and valves).

Gary O. Loo# - Trustee
102 N. Cascade Avenue, Suite 500
Colorado Springs, CO 80903
     Trustee of Janus Investment Fund+. President and a Director of High Valley Group, Inc., Colorado Springs, Colorado (investments).

Dennis B. Mullen - Trustee
14103 Denver West Parkway
Golden, CO 80401
     Trustee of Janus Investment Fund+. Chief Financial Officer of Boston Market Concepts, Golden, Colorado (restaurant chain). Formerly (1993-1997), President and Chief Officer of BC Northwest L.P., a franchise of Boston Chicken, Inc., Bellevue, Washington (restaurant chain); (1982 to 1993), Chairman, President and Chief Executive Officer of Famous Restaurants, Inc., Scottsdale, Arizona (restaurant chain).

Martin H. Waldinger - Trustee
4940 Sandshore Court
San Diego, CA 92130
     Trustee of Janus Investment Fund+.  Private  Consultant.  Formerly (1989 to
     1993), Private Consultant and Director of Run Technologies, Inc., a software development firm, San Carlos, California. Formerly (1989 to 1993), President and Chief Executive Officer of Bridgecliff Management Services, Campbell, California (a condominium association management company).


James T. Rothe - Trustee
102 South Tejon Street, Suite 1100
Colorado Springs, CO 80903
     Trustee of Janus Investment Fund+. Professor of Business, University of Colorado, Colorado Springs, Colorado. Principal, Phillips-Smith Retail Group, Colorado Springs, Colorado (a venture capital firm). Formerly (1986-1994), Dean of the College of Business, University of Colorado, Colorado Springs, Colorado.

--------------------------------------------------------------------------------
* Interested person of the Trust and of Janus Capital.
# Member of the Executive Committee.
+ Includes comparable office with various Janus funds that were reorganized into Janus Investment Fund on August 7, 1992.

     The Trustees are responsible for major decisions relating to the Portfolio's objective, policies and techniques. The Trustees also supervise the operation of the Portfolio by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions.

     The Executive Committee of the Trustees shall have and may exercise all the powers and authority of the Board except for matters requiring action by the whole Board pursuant to the Trust's Bylaws or Trust Instrument, Delaware law or the 1940 Act.


     The following table shows the aggregate compensation paid to each Trustee by the Portfolio described in this SAI and all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds") for the periods indicated. None of the Trustees receive any pension or retirement benefits from the Portfolio or the Janus Funds.


                                             Aggregate Compensation              Total Compensation from the
                                       from the Portfolio for fiscal year      Janus Funds for calendar year
Name of Person, Position                    ended December 31, 1996**            ended December 31, 1996***
------------------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman*                            $0                                 $0
James P. Craig, Trustee*                               $0                                 $0
John W. Shepardson, Trustee+                           $0                                 $73,000
William D. Stewart, Trustee                            $0                                 $70,000
Gary O. Loo, Trustee                                   $0                                 $70,000
Dennis B. Mullen, Trustee                              $0                                 $67,000
Martin H. Waldinger, Trustee                           $0                                 $73,000
James T. Rothe, Trustee++                              $0                                 $0
------------------------------------------------------------------------------------------------------------

* An interested person of the Portfolio and of Janus Capital. Compensated by Janus Capital and not the Portfolio.
**  The Portfolio had not commenced operations as of December 31, 1996.
*** As of December 31, 1996, Janus Funds consisted of two registered  investment companies comprised of a total of 29 funds.
+   Mr. Shepardson retired on March 31, 1997.
++  Mr. Rothe began serving as Trustee on January 1, 1997.

Shares of the Trust

Net Asset Value Determination


     As stated in the Prospectus, the net asset value ("NAV") of Portfolio Shares is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The NAV of Portfolio Shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). The per share NAV of the Portfolio's Shares is determined by dividing the total value of the Portfolio's securities and other assets, less liabilities, attributable to the Shares, by the total number of Shares outstanding. In determining NAV, securities listed on an exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Portfolio are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Portfolio and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. The Portfolio will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on the amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair values determined in good faith under procedures established by and under the supervision of the Trustees.


     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Portfolio's NAV is not calculated. The Portfolio calculates its NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation.

Purchases

     Shares of the Portfolio can be purchased only by certain participant directed qualified plans. Shares of the Portfolio are purchased at the NAV per Share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by the Portfolio or its authorized agent. Your plan documents contain detailed information about investing in the Portfolio.

Distribution Plan


     Under a distribution plan ("Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, Inc. ("JDI"), the distributor of the Retirement Shares, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to JDI for remittance to qualified plan service providers as compensation for distribution and shareholder servicing performed by such service providers. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio for activities which are primarily intended to result in sales of the Shares, including but not limited to preparing, printing and distributing prospectuses, Statements of
Additional Information, shareholder reports, and educational materials to prospective and existing plan participants; responding to inquiries by qualified plan participants; receiving and answering correspondence and similar activities. On December 10, 1996, the Trustees unanimously approved the Plan which became effective May 1, 1997. The Plan and any Rule 12b-1 related agreement that is entered into by the Portfolio or JDI in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of majority to the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the plan or any related agreements ("12b-1 Trustees"). All material amendments to the Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, the Plan may be terminated at any time, without penalty, by vote of a majority of the outstanding Shares of the Portfolio or by vote of a majority of 12b-1 Trustees.

Redemptions

     Redemptions, like purchases, may only be effected through certain participant directed qualified plans. Shares normally will be redeemed for cash, although the Portfolio retains the right to redeem its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Portfolio is governed by Rule 18f-1 under the 1940 Act, which requires the Portfolio to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Portfolio will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.

     The right to require the Portfolio to redeem its shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Income Dividends, Capital Gains Distributions and Tax Status


     It is a policy of the Shares of the Portfolio to make semiannual distributions in June and December of substantially all of its investment income and an annual distribution in June of their net realized capital gains, if any. It is also a policy of the Portfolio to qualify as regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Code. In addition, because a class of shares of the Portfolio is sold in connection with variable insurance contracts, the Portfolio intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.


     All income dividends and capital gains distributions, if any, on the Portfolio's shares are reinvested automatically in additional shares of the Portfolio at the NAV determined on the first business day following the record date.

     The Portfolio may purchase the securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Portfolio if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. However, these elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

     Some foreign securities purchased by the Portfolio may be subject to foreign taxes which could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Portfolio may from year to year make the election permitted under section 853 of the Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio which will reduce its investment company taxable income.


     Because Shares of the Portfolio can only be purchased through qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such plans. See the plan documents for additional information.

Principal Shareholders

     The officers and Trustees of the Portfolio cannot directly own Shares of the Portfolio without purchasing through one of the participating qualified plans. As a result, such officers and Trustees as a group own less than 1% of the outstanding Shares of the Portfolio. As of August 31, 1997, all of the outstanding Shares of the Portfolio were owned by Janus Capital, which provided seed capital for the Portfolio.


Miscellaneous Information


     The Trust is an open-end management investment company registered under the 1940 Act and organized as a Delaware business trust, which was created on May 20, 1993. The Trust Instrument permits the Trustees to issue an unlimited number of shares of beneficial interest from an unlimited number of series. As of the date of this SAI, the Trust offers eleven series of shares, known as "portfolios," in two classes. Additional series and/or classes may be created from time to time.

Shares of the Trust

     The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $.001 per share for each series of the Trust. Shares of the Portfolio are fully paid and nonassessable when issued. The Shares of the Portfolio participate equally in dividends and other distributions by the Shares of the Portfolio, and in residual assets of the Portfolio in the event of liquidation. Shares of the Portfolio have no preemptive, conversion or subscription rights.

     The Portfolio currently offers two classes of shares. The Shares discussed in this SAI are offered only in connection with certain participant directed qualified plans. A second class of shares, Institutional Shares, is offered only in connection with investments in and payments to variable insurance contracts as well as certain qualified retirement plans.

Voting Rights

     The  Trustees  are  responsible   for  major  decisions   relating  to  the
Portfolio's policies and objectives; the Trustees oversee the operation of the Portfolio by its officers and review the investment decisions of the officers.

     The present Trustees were elected by the initial trustee of the Trust on May 25, 1993, with the exception of Mr. Craig and Mr. Rothe who were appointed by the Trustees as of June 30, 1995 and as of January 1, 1997, respectively. Under the Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize the Portfolio, to amend the Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Trust instrument, the Trust's Bylaws or the Trustees.

     Each share of each portfolio of the Trust has one vote (and fractional votes for fractional shares). Shares of all portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all portfolios of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees. Each portfolio of the Trust will vote separately only with respect to those matters that affect only that portfolio or class or if an interest of a portfolio or class in a matter differs from the interests of other portfolios or classes of the Trust.

Independent Accountants

     Price Waterhouse LLP, 950 Seventeenth Street, Suite 2500, Denver, Colorado 80202, independent accountants for the Portfolio, audit the Portfolio's annual financial statements and prepare its tax returns.

Registration Statement

     The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolio or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

Performance Information

     The  Prospectus   contains  a  brief  description  of  how  performance  is
calculated.

     Quotations of average annual total return for the Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over periods of 1, 5, and 10 years (up to the life of the Portfolio). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.


     The Portfolio was made available for sale on May 1, 1997. The lifetime total return of the Shares for the period May 1, 1997 through August 31, 1997 was 26.8%.


     Yield quotations for the Portfolio's Shares are based on the investment income per share earned during a particular 30-day period (including dividends, if any, and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the net asset value per share on the last day of the period, according to the following formula:

                           YIELD = 2 [(a-b + 1)6 - 1]
                                       ---
                                       cd
    where  a = dividend and interest income
           b = expenses accrued for the period
           c = average daily number of shares outstanding during the period that were entitled to receive dividends
           d = maximum net asset value per share on the last day of the period


     From time to time in advertisements or sales material, the Portfolio may discuss its performance ratings or other information as published by recognized mutual fund statistical rating services, including, but not limited to, Lipper Analytical Services, Inc., Ibbotson Associates, Micropal or Morningstar, Inc. or by publications of general interest such as Forbes, Money, The Wall Street Journal, Mutual Funds Magazine, Kiplinger's, or Smart Money. The Portfolio may also compare its performance to that of other selected mutual funds, mutual fund averages or recognized stock market indicators, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Russell 2000 Index and the NASDAQ composite. In addition, the Portfolio may compare its total return to the yield on U.S. Treasury obligations and to the percentage change in the Consumer Price Index. Such performance ratings or comparisons may be made with funds that may have different investment restrictions, objectives, policies or techniques than the Portfolio and such other funds or market indicators may be comprised of securities that differ significantly from the Portfolio's investments.

Financial Statements

     The following unaudited financial statements for the period ended August 31, 1997 are included in this SAI.

     Schedule of Investments as of August 31, 1997

     Statement of Operations for the period May 1, 1997 to August 31, 1997

     Statement of Assets and Liabilities as of August 31, 1997

     Statement of Changes in Net Assets for the period May 1, 1997 to August 31, 1997

     Financial Highlights for the period May 1, 1997 to August 31, 1997

       JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO SCHEDULE OF INVESTMENTS
                          AUGUST 31, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
Shares or
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Common Stock - 17.6%
--------------------------------------------------------------------------------
Computer Software - 3.7%
         160   Microsoft Corp.*                                          $21,150
       2,000   Peritus Software Services, Inc.*                           50,000
         350   Wind River Systems*                                        15,006
--------------------------------------------------------------------------------
                                                                          86,156
--------------------------------------------------------------------------------
Computers - Micro - 0.7%
         192   Dell Computer Corp.*                                       15,756
--------------------------------------------------------------------------------
Data Processing and Management - 2.1%
       1,000   LHS Group, Inc.*                                           50,000
--------------------------------------------------------------------------------
Electronic Components - 4.0%
         400   Intel Corp.                                                36,850
       1,000   Lam Research Corp.*                                        56,500
--------------------------------------------------------------------------------
                                                                          93,350
--------------------------------------------------------------------------------
Finance - Investment Banker/Broker - 1.5%
         580   Merrill Lynch & Co., Inc.                                  35,670
--------------------------------------------------------------------------------
Life and Health Insurance - 0.1%
          44   SunAmerica, Inc.                                            2,370
--------------------------------------------------------------------------------
Medical - Drugs - 1.5%
         100   Eli Lily & Co.                                             10,463
         196   Pfizer, Inc.                                               10,854
         102   Warner-Lambert Co.                                         12,960
--------------------------------------------------------------------------------
                                                                          34,277
--------------------------------------------------------------------------------
Medical - HMO - 0.2%
          70   Oxford Health Plans, Inc.*                                  5,119
--------------------------------------------------------------------------------
Money Center Banks - 1.1%
         240   BankAmerica Corp.                                          15,795
          87   Citicorp                                                   11,103
--------------------------------------------------------------------------------
                                                                          26,898
--------------------------------------------------------------------------------
Multi-Line Insurance - 0.3%
         108   Travelers Group, Inc.                                       6,858
--------------------------------------------------------------------------------
Oil - Field Services - 0.3%
         125   Halliburton Co.                                             5,969
--------------------------------------------------------------------------------
Telecommunication Services - 1.0%
          600   Qwest Communications International, Inc.*                 24,450
--------------------------------------------------------------------------------
Telephone - Integrated - 1.1%
         225   Telecomunicacoes Brasileiras S.A. (ADR)                    26,550
--------------------------------------------------------------------------------
Total Common Stocks (cost $302,146)                                      413,423
--------------------------------------------------------------------------------
U.S. Government Agency - 80.8%
     1,900,000   Federal Home Loan Bank System
                   5.48%, 9/2/97 (amortized
                   cost $1,900,000)                                    1,900,000
--------------------------------------------------------------------------------
Total Investments - 98.4% (total cost $2,202,146)                      2,313,423
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 1.6%             37,325
--------------------------------------------------------------------------------
Net Assets - 100%                                                     $2,350,748
--------------------------------------------------------------------------------
* Non-income producing security

                            STATEMENT OF OPERATIONS

For the four months ended August 31, 1997 (unaudited)
(all numbers in thousands)
--------------------------------------------------------------------------------
Investment Income:
--------------------------------------------------------------------------------
  Interest                                                                  $ 0
  Dividends                                                                  18
  Foreign Tax Withheld                                                        0
--------------------------------------------------------------------------------
Total Investment Income                                                      18
--------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                               3
  Administrative service fee - Retirement Shares                              0
  Distribution fee - Retirement Shares                                        0
  Registration fees                                                           0
  Transfer agent expenses                                                     2
  System fees                                                                 2
  Audit fees                                                                  1
  Trustees' fees and expenses                                                 0
  Other expenses                                                              1
--------------------------------------------------------------------------------
Total Expenses                                                                9
--------------------------------------------------------------------------------
Expense and fee offsets                                                      (4)
--------------------------------------------------------------------------------
Net expenses                                                                  5
--------------------------------------------------------------------------------
Net investment income/(loss)                                                 13
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                      20
  Net realized gain/(loss) from foreign currency transactions                 0
  Net realized gain/(loss) from futures contracts                             0
  Change in net unrealized appreciation or depreciation of investments      111
--------------------------------------------------------------------------------
Net gain/(loss) on investments                                              131
--------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations            $144
================================================================================

                      STATEMENT OF ASSETS AND LIABILITIES

As of August 31, 1997 (unaudited)
(all numbers in thousands except net asset value per share)
--------------------------------------------------------------------------------
Assets:
Investments at cost                                                      $2,202
================================================================================
Investments at value                                                     $2,313
Cash                                                                         28
Receivables:
  Investments sold                                                            0
  Fund shares sold                                                           18
  Interest                                                                    0
  Dividends                                                                   0
Foreign Currency Contracts                                                    0
Other assets                                                                  0
--------------------------------------------------------------------------------
    Total Assets                                                          2,359
--------------------------------------------------------------------------------
Liabilities:
Payables:
  Investments purchased                                                       6
  Fund shares repurchased                                                     0
  Advisory fee                                                                1
  Distribution fee - Retirement Shares                                        0
  Transfer agent fees and expenses                                            2
Accrued expenses                                                             (1)
Foreign currency contracts                                                    0
--------------------------------------------------------------------------------
    Total Liabilities                                                         8
--------------------------------------------------------------------------------
Net Assets - Institutional                                               $2,338
  Shares Outstanding, $.001 Par Value (unlimited shares authorized)         184
================================================================================
Net Asset Value Per Share                                                $12.70
================================================================================
Net Assets - Retirement                                                   $  13
  Shares Outstanding, $.001 Par Value (unlimited shares authorized)           1
================================================================================
Net Asset Value Per Share                                                $12.68
================================================================================

                       STATEMENT OF CHANGES IN NET ASSETS

For the four months ended August 31, 1997 (unaudited) (all numbers in thousands)
--------------------------------------------------------------------------------
                                                                           1997
--------------------------------------------------------------------------------
Operations:
Net investment income/(loss)                                                $13
Net realized gain/(loss) from investment transactions                        20
Change in unrealized net appreciation or depreciation of investment         111
--------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations            $144
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
Net investment income                                                         0
Net realized gain from investment transactions                                0
--------------------------------------------------------------------------------
Net decrease from dividends and distributions                                 0
--------------------------------------------------------------------------------
Capital Share Transactions:
Shares sold
  Institutional Shares                                                    3,480
  Retirement Shares                                                          10
Reinvested dividends and distributions
  Institutional Shares                                                        0
  Retirement Shares                                                           0
Shares repurchased
  Institutional Shares                                                   (1,283)
  Retirement Shares                                                           0
Net increase/(decrease) from capital share transactions                   2,207
--------------------------------------------------------------------------------
Net increase/(decrease) in net assets                                     2,351
Net Assets:
Beginning of period                                                           0
--------------------------------------------------------------------------------
End of period                                                            $2,351
================================================================================
Net Assets consist of:
Capital (par value and paid-in surplus)                                   2,207
Undistributed net investment income/(distribution in excess)                 13
Undistributed net realized gain/(loss) from investments                      20
Unrealized appreciation/(depreciation) of investments                       111
--------------------------------------------------------------------------------
                                                                          2,351
================================================================================
Transactions in Fund Shares:
Shares sold
  Institutional Shares                                                      293
  Retirement Shares                                                           1
Reinvested distributions
  Institutional Shares                                                        0
  Retirement Shares                                                           0
Shares repurchased
  Institutional Shares                                                      109
  Retirement Shares                                                           0
--------------------------------------------------------------------------------
Net increase/(decrease)                                                     185
--------------------------------------------------------------------------------
Shares outstanding beginning of period                                        0
Shares outstanding end of period                                            185
================================================================================
Purchases and Sales of Investment Securities:
  (excluding Short-Term Securities)
Purchases of Securities                                                    $422
Proceeds from Sales of Securities                                           134
Purchases of Long-Term U.S. Government Obligations                            0
Proceeds from Sales of Long-Term Government Obligations                       0
================================================================================

                              FINANCIAL HIGHLIGHTS


                                                                                Institutional       Retirement
For a share outstanding for the four months ended August 31, 1997 (unaudited)       Shares            Shares
--------------------------------------------------------------------------------------------------------------
Net asset value beginning of period                                                 $10.00            $10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations
Net investment income                                                                 0.07              0.10
Net gains or (losses) on securities (both realized and unrealized)                    2.63              2.58
--------------------------------------------------------------------------------------------------------------
Total from investment operations                                                      2.70              2.68
--------------------------------------------------------------------------------------------------------------
Less distributions
Dividends (from net investment income)                                                0.00              0.00
Distributions (from capital gains)                                                    0.00              0.00
--------------------------------------------------------------------------------------------------------------
Total distributions                                                                   0.00              0.00
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       12.70             12.68
==============================================================================================================
Total return*                                                                       27.00%            26.80%
==============================================================================================================
Net assets, end of period (in thousands)                                             2,338                13
Average net assets for the period (in thousands)                                     1,182                11
Ratio of gross expenses to average net assets**(1)                                   1.25%             1.79%
Ratio of net expenses to average net assets**                                        1.25%             1.79%
Ratio of net investment income to average net assets**                               3.23%             2.66%
Portfolio turnover rate**                                                             124%              124%
Average commission paid                                                             0.0465            0.0465

*    Total return is not annualized for periods of less than one full year.
**   Annualized for periods of less than one full year.
(1) The ratio was 2.40% for Institutional Shares and 2.90% for Retirement Shares before waiver of certain fees and/or voluntary reduction of the advisory fee to the effective rate of the corresponding Janus retail fund.

Appendix A

Explanation of Rating Categories

     The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although the adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Standard & Poor's Ratings Services

Bond Rating         Explanation
--------------------------------------------------------------------------------
Investment Grade

AAA Highest rating; extremely strong capacity to pay principal and interest.
AA High quality; very strong capacity to pay principal and interest.
A Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
BBB Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

Non-Investment Grade

BB, B,              Predominantly  speculative  with  respect  to  the  issuer's
CCC, CC, C          capacity to meet required  interest and principal  payments.
                    BB - lowest degree of speculation; C - the highest degree of
                    speculation.    Quality   and   protective   characteristics
                    outweighed by large  uncertainties or major risk exposure to adverse conditions.
D                   In default.
--------------------------------------------------------------------------------
Moody's Investors Service, Inc.
Investment Grade

Aaa                 Highest quality, smallest degree of investment risk.
Aa                  High  quality;  together  with Aaa bonds,  they  compose the high-grade bond group.
A                   Upper-medium  grade obligations;  many favorable  investment attributes.
Baa                 Medium-grade  obligations;   neither  highly  protected  nor
                    poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

Non-Investment Grade

Ba More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
B Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
Caa Poor standing, may be in default; elements of danger with respect to principal or interest payments.
Ca Speculative in a high degree; could be in default or have other marked shortcomings.
C                   Lowest-rated;  extremely  poor  prospects of ever  attaining investment standing.
--------------------------------------------------------------------------------
     Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.
                                   28

                               Janus Aspen Series
                             Equity Income Portfolio


--------------------------------------------------------------------------------
                       Statement of Additional Information
                  May 1, 1997 as supplemented October 24, 1997
--------------------------------------------------------------------------------


     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the
Institutional Shares (the "Shares") of Equity Income Portfolio (the "Portfolio"), a separate series of Janus Aspen Series, a Delaware business trust (the "Trust"). The Shares are sold under the name "Janus Aspen Series." Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Portfolio is managed separately by Janus Capital Corporation ("Janus Capital").

     The Shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts (collectively "variable insurance contracts") and by certain qualified retirement plans. The Portfolio also offers a second class of shares to certain participant directed qualified plans.


     This SAI is not a Prospectus and should be read in conjunction with the Prospectus dated May 1, 1997 as supplemented October 24, 1997, which is incorporated by reference into this SAI and may be obtained from your insurance company. This SAI contains additional and more detailed information about the Portfolio's operations and activities than the Prospectus.


                                                                 [Logo]    JANUS

                             Equity Income Portfolio
                       Statement of Additional Information
                                Table of Contents

                                                                            Page
--------------------------------------------------------------------------------

Investment Policies, Restrictions and Techniques ............................. 3

   Investment Objective ...................................................... 3

   Portfolio Policies ........................................................ 3

   Investment Restrictions ................................................... 3

   Types of Securities and Investment Techniques ............................. 4

     Illiquid Investments .................................................... 4

     Zero Coupon, Pay-In-Kind and Step Coupon Securities ..................... 4

     Pass-Through Securities ................................................. 5

     Investment Company Securities ........................................... 6

     Depositary Receipts ..................................................... 6

     Other Income-Producing Securities ....................................... 6

     Repurchase and Reverse Repurchase Agreements ............................ 6

     High-Yield/High-Risk Securities ......................................... 7

     Futures, Options and Other Derivative Instruments ....................... 7

Investment Adviser .......................................................... 14

Custodian, Transfer Agent and Certain Affiliations .......................... 15

Portfolio Transactions and Brokerage ........................................ 16

Officers and Trustees ....................................................... 17

Shares of the Trust ......................................................... 18

   Net Asset Value Determination ............................................ 18

   Purchases ................................................................ 19

   Redemptions .............................................................. 19

Income Dividends, Capital Gains Distributions and Tax Status ................ 19


Principal Shareholders ...................................................... 20


Miscellaneous Information ................................................... 20

   Shares of the Trust ...................................................... 20

   Voting Rights ............................................................ 20

   Independent Accountants .................................................. 21

   Registration Statement ................................................... 21

Performance Information ..................................................... 21


Financial Statements ........................................................ 22


Appendix A .................................................................. 29

   Explanation of Rating Categories ......................................... 29

--------------------------------------------------------------------------------

Investment Policies, Restrictions and Techniques

Investment Objective

     As stated in the Prospectus, the Portfolio's investment objective is current income and long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The investment objective of the Portfolio is not fundamental and may be changed by the Trustees without shareholder approval.

Portfolio Policies


     The Prospectus discusses the types of securities in which the Portfolio will invest, portfolio policies of the Portfolio and the investment techniques of the Portfolio. The Prospectus includes a discussion of portfolio turnover policies.

     Portfolio turnover (total long-term purchases or sales, whichever is less, divided by the average monthly value of the Portfolio's long-term portfolio securities) is not anticipated to exceed 200%. The Portfolio's annualized portfolio turnover rate for the period May 1, 1997 through August 31, 1997 was 131%.


Investment Restrictions

     As indicated in the Prospectus, the Portfolio is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares if a matter affects just the Portfolio or class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares) are present or represented by proxy. As fundamental policies, the Portfolio may not:


     (1) Own more than 10% of the outstanding voting securities of any one issuer and, as to seventy-five percent (75%) of the value of its total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")), if immediately after and as a result of such purchase, the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets.


     (2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. government securities).

     (3) Invest directly in real estate or interests in real estate; however, the Portfolio may own debt or equity securities issued by companies engaged in those businesses.

     (4) Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

     (5) Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

     (6) Act as an underwriter of securities issued by others, except to the extent that the Portfolio may be deemed an underwriter in connection with the disposition of portfolio securities of the Portfolio.

     As a fundamental policy, the Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Portfolio.

     The Trustees have adopted additional investment restrictions for the Portfolio. These restrictions are operating policies of the Portfolio and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

     (a) The Portfolio will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of the Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

     (b) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

     (c) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

     (d) The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     (e) The Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of the Portfolio's total assets by reason of a decline in net assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     (f) The Portfolio does not currently intend to purchase any security or enter into a repurchase agreement, if as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolio's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

     (g) The Portfolio may not invest in companies for the purpose of exercising control of management.

     For purposes of the Portfolio's restriction on investing in a particular industry, the Portfolio will rely primarily on industry classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Portfolio may further classify issuers in accordance with industry classifications as published by the Securities and Exchange Commission ("SEC").


     The Portfolio is seeking permission from the SEC to borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above limits. There is no assurance that such permission will be granted.


Types of Securities and Investment Techniques

Illiquid Investments

     The Portfolio may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees of the Portfolio have authorized Janus Capital to make liquidity determinations with respect to its securities, including Rule 144A Securities and commercial paper. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: 1) the frequency of trades and quoted prices for the obligation; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the security and the nature of marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be a restricted security subject to these procedures.

Zero Coupon, Pay-In-Kind and Step Coupon Securities

     The Portfolio may invest up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

     Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 and the regulations thereunder (the "Code"), the Portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because the Portfolio will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years the Portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Portfolio might obtain such cash from selling other portfolio holdings which might cause the Portfolio to incur capital gains or losses on the sale. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Portfolio to sell the securities at the time.

     Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

     The Portfolio may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Portfolio. The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("GNMA") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The Portfolio will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

     The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

     The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

     Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average weighted maturity of the Portfolio. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by the Portfolio might be converted to cash and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit the Portfolio's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

     Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor or guarantor of the security and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

Investment Company Securities


     From time to time, the Portfolio may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act. The Portfolio may invest in securities of money market funds managed by Janus Capital subject to the terms of an exemptive order obtained by Janus Capital and the Janus funds which currently provides that the Portfolio will limit its aggregate investment in a Janus money market fund to the greater of
(i) 5% of the investing Portfolio's total assets or (ii) $2.5 million. The Janus funds are seeking an amended and restated exemptive order that would permit the Portfolio to invest in Janus money market funds in excess of the limitations of
Section 12(d)(1) of the 1940 Act. There is no assurance that such amendment will be granted.


Depositary Receipts

     The Portfolio may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Portfolio may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

Other Income-Producing Securities

     Other types of income producing securities that the Portfolio may purchase include, but are not limited to, the following types of securities:

     Variable and floating rate obligations. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). See also "Inverse Floaters."

     Standby commitments. These instruments, which are similar to a put, give the Portfolio the option to obligate a broker, dealer or bank to repurchase a security held by the Portfolio at a specified price.

     Tender option bonds. Tender option bonds are generally long-term securities that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

     Inverse floaters. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. Certain variable rate securities (including certain mortgage-backed securities) pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. The Portfolio will not invest more than 5% of its assets in inverse floaters.

     The Portfolio will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of its portfolio.

Repurchase and Reverse Repurchase Agreements

     In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security or "collateral." The Portfolio may engage in a repurchase agreement with respect to any security in which it is authorized to invest. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Portfolio to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, the Portfolio may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days will be subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Portfolio to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.


     The Portfolio may use reverse repurchase agreements to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities. In a reverse repurchase agreement, the Portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Portfolio will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Portfolio, although the Portfolio's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.


High-Yield/High-Risk Securities


     The Portfolio intends to invest less than 35% of its net assets in debt securities that are rated below investment grade (e.g., securities rated BB or lower by Standard & Poor's Ratings Services ("Standard & Poor's") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Portfolio would experience a reduction in its income, and could expect a decline in the market value of the securities so affected.

     The Portfolio may also invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, Janus Capital may treat such securities as unrated debt. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. The portfolio manager will analyze the credit worthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, in determining whether to purchase unrated municipal bonds. Unrated debt securities will be included in the 35% limit of the Portfolio unless the portfolio managers deem such securities to be the equivalent of investment grade securities.


     Subject to the above limits, the Portfolio may purchase defaulted securities only when its portfolio manager believes, based upon their analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Notwithstanding the portfolio manager's belief as to the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

     Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.


     Disposition of Portfolio Securities. Although the Portfolio generally will purchase securities for which its portfolio manager expects an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Portfolio will limit holdings of any such securities to amounts that the portfolio manager believes could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Portfolio's ability to readily dispose of securities to meet redemptions.


     Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Portfolio.

Futures, Options and Other Derivative Instruments

     Futures Contracts. The Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

     The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Portfolio's custodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Portfolio does business and by depositing margin payments in a segregated account with the Portfolio's custodian.

     The Portfolio intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Portfolio will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Portfolio holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

     Although the Portfolio will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to the Portfolio immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Portfolio's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Portfolio's return could be diminished due to the opportunity losses of foregoing other potential investments.

     The Portfolio's primary purpose in entering into futures contracts is to protect the Portfolio from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Portfolio anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Portfolio could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Portfolio not participating in a market advance. This technique is sometimes known as an anticipatory hedge. To the extent the Portfolio enters into futures contracts for this purpose, the segregated assets maintained to cover the Portfolio's obligations with respect to the futures contracts will consist of other liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to the futures contracts. Conversely, if the Portfolio holds stocks and seeks to protect itself from a decrease in stock prices, the Portfolio might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Portfolio could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

     If the Portfolio owns Treasury bonds and the portfolio manager expects interest rates to increase, the Portfolio may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Portfolio selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of the Portfolio's interest rate futures contract will increase, thereby keeping the net asset value of the Portfolio from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, the Portfolio may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Portfolio can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

     The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.

     Futures contracts entail risks. Although the Portfolio believes that use of such contracts will benefit the Portfolio, the Portfolio's overall performance could be worse than if the Portfolio had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if the Portfolio has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Portfolio.

     The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Portfolio will not match exactly the Portfolio's current or potential investments. The Portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of the Portfolio's investments.

     Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Portfolio's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Portfolio's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Portfolio's other investments.

     Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Portfolio may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its futures positions also could be impaired.

     Options on Futures Contracts. The Portfolio may buy and write put and call options on futures contracts. An option on a future gives the Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Portfolio is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at the expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio is considering buying. If a call or put option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Portfolio may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

     The amount of risk the Portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

     Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Portfolio may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

     The following discussion summarizes the Portfolio's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Portfolio may enter into forward currency contracts with stated contract values of up to the value of the Portfolio's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). The Portfolio also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. The Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances the Portfolio may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

     These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Portfolio's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Portfolio's currency exposure from one foreign currency to another removes the Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Portfolio if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

     The Portfolio will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Portfolio's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Portfolio will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Portfolio's commitments with respect to such contracts. As an alternative to segregating assets, the Portfolio may buy call options permitting the Portfolio to buy the amount of foreign currency being hedged by a forward sale contract or the Portfolio may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

     While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contacts. In such event, the Portfolio's ability to utilize forward contracts may be restricted. In addition, the Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets.

     Options on Foreign Currencies. The Portfolio may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolio may buy put options on the foreign currency. If the value of the currency declines, the Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

     Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Portfolio could sustain losses on transactions in foreign currency options that would require the Portfolio to forego a portion or all of the benefits of advantageous changes in those rates.

     The Portfolio may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

     The Portfolio may write covered call options on foreign currencies. A call option written on a foreign currency by the Portfolio is "covered" if the Portfolio owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Portfolio in cash or other liquid assets in a segregated account with the Portfolio's custodian.

     The Portfolio also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, the Portfolio will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

     Options on Securities. In an effort to increase current income and to reduce fluctuations in net asset value, the Portfolio may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Portfolio may write and buy options on the same types of securities that the Portfolio may purchase directly.

     A put option written by the Portfolio is "covered" if the Portfolio (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Portfolio's custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

     A call option written by the Portfolio is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Portfolio's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Portfolio holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash and other liquid assets in a segregated account with its custodian.

     The Portfolio also may write call options that are not covered for cross-hedging purposes. The Portfolio collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked to market daily. The Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

     The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation.
Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

     In the case of a written call option, effecting a closing transaction will permit the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Portfolio to write another put option to the extent that the exercise price is secured by other liquid assets. Effecting a closing transaction also will permit the Portfolio to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, the Portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

     The Portfolio will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Portfolio will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

     An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Portfolio may not be able to effect closing transactions in particular options and the Portfolio would have to exercise the options in order to realize any profit. If the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     The Portfolio may write options in connection with buy-and-write transactions. In other words, the Portfolio may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

     The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Portfolio may elect to close the position or take delivery of the security at the exercise price and the Portfolio's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

     The Portfolio may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

     The Portfolio may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio.

     Eurodollar Instruments. The Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of portfolios and sellers to obtain a fixed rate for borrowings. The Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

     Swaps and Swap-Related Products. The Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Portfolio's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolio's custodian. If the Portfolio enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Portfolio sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

     There is no limit on the amount of interest rate swap transactions that may be entered into by the Portfolio. These transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. The Portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

     Additional Risks of Options on Foreign  Currencies,  Forward  Contracts and
Foreign Instruments. Unlike transactions entered into by the Portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

     Options  on  foreign   currencies   traded  on  Exchanges  are  within  the
jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

     In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

Investment Adviser

     As stated in the Prospectus, the Portfolio has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolio's investments, provide office space for the Portfolio and pay the salaries, fees and expenses of all Portfolio officers and of those Trustees who are affiliated with Janus Capital. Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Portfolio or other Janus Funds or which performed recordkeeping or other services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Portfolio.

     The Portfolio pays custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Trustees who are not affiliated with Janus Capital, and other costs of complying with applicable laws regulating the sale of Portfolio shares. Pursuant to the Advisory Agreement, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting and recordkeeping, for which the Portfolio may reimburse Janus Capital for its costs.


     The Portfolio has agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 0.75% of the first $300 million of the average daily net assets of the Portfolio, 0.70% of the next $200 million of the average daily net assets of the Portfolio and 0.65% of the average daily net assets of the Portfolio in excess of $500 million. The advisory fee is calculated and payable daily. Janus Capital has voluntarily agreed to cap the advisory fee of the Portfolio at the effective rate of Janus Equity Income Fund (the "retail fund"). The effective rate of the retail fund is the advisory fee calculated by such fund on the last day of each calendar quarter. If the assets of the corresponding retail fund exceed the assets of the Portfolio as of the last day of any calendar quarter, then the advisory fee payable by the Portfolio for the following calendar quarter will be a flat rate equal to such effective rate. The effective rate (annualized) of Janus Equity Income Fund was .90% for the quarter ended September 30, 1997. Janus Capital may terminate this fee reduction at any time upon at least 90 days' notice to the Trustees.

     For the period ended August 31, 1997, the investment advisory fee was $1,351 prior to waiver by Janus Capital. The advisory fee was $0 after waiver for this period.

     In addition, Janus Capital has agreed to reimburse the Portfolio by the amount, if any, that the Portfolio's normal operating expenses chargeable to its income account, in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed an annual rate of 1.25% of the average daily net assets of the Portfolio through at least April 30, 1998. Mortality risk, expense risk and other charges imposed by participating insurance companies are excluded from the above expense limitation.

     The current Advisory Agreement became effective on December 10, 1996, and it will continue in effect until June 16, 1998, and thereafter from year to year so long as such continuance is approved annually by a majority of the Portfolio's Trustees who are not parties to the Advisory Agreement or interested persons of any such party, and by either a majority of the outstanding voting shares of the Portfolio or the Trustees. The Advisory Agreement i) may be terminated without the payment of any penalty by the Portfolio or Janus Capital on 60 days' written notice; ii) terminates automatically in the event of its assignment; and iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including the Trustees who are not interested persons of the Portfolio or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Portfolio.

     Janus Capital also performs investment advisory services for other mutual funds, and for individual, charitable, corporate and retirement accounts. Investment decisions for each account managed by Janus Capital, including the Portfolio, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. Pursuant to an exemptive order granted by the SEC, the Portfolio and other portfolios advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating portfolios on a pro rata basis.

     Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.


     As indicated in the Prospectus, Janus Capital does not permit the portfolio manager to purchase and sell securities for his own accounts except under the limited circumstances contained in Janus Capital's policy regarding personal investing by directors/ Trustees, officers and employees of Janus Capital and the Trust. The policy requires investment personnel and officers of Janus Capital, inside directors/Trustees of Janus Capital and the Trust and other designated persons deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Portfolio.

     In addition to the pre-clearance requirement described above, the policy subjects investment personnel, officers and directors/ Trustees of Janus Capital and the Trust to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with Janus Capital's policy. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.


     The provisions of the policy are administered by and subject to exceptions authorized by Janus Capital.

     Kansas City Southern Industries, Inc., a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services ("KCSI"), owns approximately 83% of Janus Capital. Thomas
H. Bailey, the President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Custodian, Transfer Agent and Certain Affiliations


     State Street Bank and Trust Company ("State Street"), P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Portfolio. State Street and the foreign subcustodians it selects, have custody of the assets of the Portfolio held outside the U.S. and cash incidental thereto. The custodian and subcustodians hold the Portfolio's assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Portfolio.


     Janus Service Corporation ("Janus Service"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Portfolio's transfer agent. In addition, Janus Service provides certain other administrative, recordkeeping and shareholder relations services to the Portfolio. Janus Service is not compensated for its services related to the Shares, except for out-of-pocket costs.


     The Portfolio pays DST Systems, Inc. ("DST"), a subsidiary of KCSI, license fees for the use of its portfolio and fund accounting system a monthly base fee of $250 to $1,250 per month based on the number of Janus funds using the system and an asset charge of $1 per million (not to exceed $500 per month).

     The Trustees have authorized the Portfolio to use another affiliate of DST as introducing broker for certain Portfolio transactions as a means to reduce Portfolio expenses through credits against the charges of DST and its affiliates with regard to commissions earned by such affiliate. See "Portfolio Transactions and Brokerage."

Portfolio Transactions and Brokerage

     Decisions as to the assignment of portfolio business for the Portfolio and negotiation of its commission rates are made by Janus Capital whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all portfolio transactions. The Portfolio may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

     In  selecting  brokers and dealers and in  negotiating  commissions,  Janus
Capital considers a number of factors, including but not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the portfolio or to a third party service provider to the portfolio to pay portfolio expenses; and research products or services provided. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities.


     Most broker dealers used by Janus Capital provide research and other services described above. For the period ended August 31, 1997, the Portfolio paid $159 of its total brokerage commissions to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Portfolio on transactions of $135,595. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts.


     Janus Capital may use research products and services in servicing other accounts in addition to the Portfolio. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

     Janus Capital does not enter into agreements with any brokers regarding the placement of securities transactions because of the research services they provide. It does, however, have an internal procedure for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing superior executions and research, research-related products or services which benefit its advisory clients, including the Portfolio. Research products and services incidental to effecting securities transactions furnished by brokers or dealers may be used in servicing any or all of Janus Capital's clients and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker-dealer providing such research products and services.

     Janus Capital may consider sales of Portfolio shares by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Portfolio shares as a factor in the selection of broker-dealers to execute Portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for the Portfolio i) to the Portfolio or ii) to other persons on behalf of the Portfolio for services provided to the Portfolio for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

     When the Portfolio purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

     The Portfolio's Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Certain Affiliations," are lower than those that would otherwise be incurred.

     During the period ended August 31, 1997, the Portfolio paid brokerage commissions of $1,394. There were no commissions paid through DSTS.

     As of August 31, 1997, the Portfolio owned securities of $13,792 of Charles Schwab Corp.


Officers and Trustees

     The following are the names of the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.

Thomas H. Bailey*# - Trustee, Chairman and President
100 Fillmore Street
Denver, CO 80206-4928
     Trustee, Chairman and President of Janus Investment Fund+. Chairman, Chief Executive Officer, Director and President of Janus Capital. Chairman and Director of IDEX Management, Inc., Largo, Florida (50% subsidiary of Janus Capital and investment adviser to a group of mutual funds) ("IDEX").

James P. Craig, III*# - Trustee and Executive Vice President
100 Fillmore Street
Denver, CO 80206-4928
     Executive Vice President and Trustee of Janus Investment Fund+. Chief Investment Officer, Vice President, and Director of Janus Capital.

Blaine P. Rollins* - Executive Vice President and Portfolio Manager
100 Fillmore Street
Denver, CO 80206-4928
     Executive Vice President and Portfolio Manager of Janus Investment Fund+. Formerly, fixed-income trader and equity securities analyst at Janus Capital (1990-1995).




Steven R. Goodbarn* - Vice President and Chief Financial Officer
100 Fillmore Street
Denver, CO 80206-4928
     Vice President and Chief Financial Officer of Janus Investment Fund+. Vice President of Finance, Treasurer and Chief Financial Officer of Janus Service, Janus Distributors and Janus Capital. Director of IDEX Janus Service and Janus Distributors. Director, Treasurer and Vice President of Finance of Janus Capital International Ltd. Formerly (1992-1996), Treasurer of Janus Investment Fund and Janus Aspen Series.


Glenn P. O'Flaherty* - Treasurer and Chief Accounting Officer
100 Fillmore Street
Denver, CO 80206-4928
     Treasurer and Chief Accounting Officer of Janus Investment Fund. Director of Fund Accounting of Janus Capital.


Kelley Abbott Howes* - Secretary
100 Fillmore Street
Denver, CO 80206-4928
     Secretary of Janus Investment Fund. Director and President, Janus Distributors, Inc. Associate Counsel of Janus Capital. Formerly (1990 to
     1994) with The Boston Company Advisors, Inc., Boston, Massachusetts (mutual fund administration services).

William D. Stewart# - Trustee
5330 Sterling Drive
Boulder, CO 80302
     Trustee  of  Janus  Investment  Fund+.  President  of HPS  Division  of MKS
     Instruments,   Boulder,  Colorado  (manufacturer  of  vacuum  fittings  and valves).

Gary O. Loo# - Trustee
102 N. Cascade Avenue, Suite 500
Colorado Springs, CO 80903
     Trustee of Janus Investment Fund+. President and a Director of High Valley Group, Inc., Colorado Springs, Colorado (investments).


--------------------------------------------------------------------------------
* Interested person of the Trust and of Janus Capital.
# Member of the Executive Committee.
+ Includes comparable office with various Janus funds that were reorganized into Janus Investment Fund on August 7, 1992.

Dennis B. Mullen - Trustee
14103 Denver West Parkway
Golden, CO 80401
     Trustee of Janus Investment Fund+. Chief Financial Officer of Boston Market Concepts, Golden, Colorado (restaurant chain). Formerly (1993-1997), President and Chief Officer of BC Northwest L.P., a franchise of Boston Chicken, Inc., Bellevue, Washington (restaurant chain); (1982 to 1993), Chairman, President and Chief Executive Officer of Famous Restaurants, Inc., Scottsdale, Arizona (restaurant chain).

Martin H. Waldinger - Trustee
4940 Sandshore Court
San Diego, CA 92130
     Trustee of Janus Investment Fund+.  Private  Consultant.  Formerly (1989 to
     1993), Private Consultant and Director of Run Technologies, Inc., a software development firm, San Carlos, California. Formerly (1989 to 1993), President and Chief Executive Officer of Bridgecliff Management Services, Campbell, California (a condominium association management company).


James T. Rothe - Trustee
102 South Tejon Street, Suite 1100
Colorado Springs, CO 80903
     Trustee of Janus Investment Fund+. Professor of Business, University of Colorado, Colorado Springs, Colorado. Principal, Phillips-Smith Retail Group, Colorado Springs, Colorado (a venture capital firm). Formerly (1986-1994), Dean of the College of Business, University of Colorado, Colorado Springs, Colorado.

--------------------------------------------------------------------------------
+ Includes comparable office with various Janus Funds that were reorganized into Janus Investment Fund on August 7, 1992.

     The Trustees are responsible for major decisions relating to the Portfolio's objective, policies and techniques. The Trustees also supervise the operation of the Portfolio by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions.

     The Executive Committee of the Trustees shall have and may exercise all the powers and authority of the Board except for matters requiring action by the whole Board pursuant to the Trust's Bylaws or Trust Instrument, Delaware law or the 1940 Act.


     The following table shows the aggregate compensation paid to each Trustee by the Portfolio described in this SAI and all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds") for the periods indicated. None of the Trustees receive any pension or retirement benefits from the Portfolio or the Janus Funds.


                                             Aggregate Compensation              Total Compensation from the
                                       from the Portfolio for fiscal year      Janus Funds for calendar year
Name of Person, Position                    ended December 31, 1996**            ended December 31, 1996***
------------------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman*                            $0                                  $0
James P. Craig, Trustee*                               $0                                  $0
John W. Shepardson, Trustee+                           $0                                  $73,000
William D. Stewart, Trustee                            $0                                  $70,000
Gary O. Loo, Trustee                                   $0                                  $70,000
Dennis B. Mullen, Trustee                              $0                                  $67,000
Martin H. Waldinger, Trustee                           $0                                  $73,000
James T. Rothe, Trustee++                              $0                                  $0
------------------------------------------------------------------------------------------------------------

* An interested person of the Portfolio and of Janus Capital. Compensated by Janus Capital and not the Portfolio.
**   The Portfolio had not commenced operations as of December 31, 1996.
*** As of December 31, 1996, Janus Funds consisted of two registered investment companies comprised of a total of 29 funds.
+    Mr. Shepardson retired on March 31, 1997.
++   Mr. Rothe began serving as Trustee on January 1, 1997.

Shares of the Trust

Net Asset Value Determination


     As stated in the Prospectus, the net asset value ("NAV") of Portfolio Shares is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The NAV of Portfolio Shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). The per Share NAV of the Portfolio's Shares is determined by dividing the total value of the Portfolio's securities and other assets, less liabilities attributable to the Shares of the Portfolio, by the total number of Shares outstanding. In determining NAV, securities listed on an exchange, the NASDAQ National

Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Portfolio are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Portfolio and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. The Portfolio will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on the amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair values determined in good faith under procedures established by and under the supervision of the Trustees.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Portfolio's NAV is not calculated. The Portfolio calculates its NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation.

Purchases

     Shares of the Portfolio can be purchased only by i) the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts and ii) certain qualified retirement plans. Shares of the Portfolio are purchased at the NAV per Share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by the Portfolio or its authorized agent. The prospectus for your insurance company's separate account or your plan documents contain detailed information about investing in the Portfolio.

Redemptions


     Redemptions, like purchases, may only be effected through the separate accounts of participating insurance companies or qualified retirement plans. Shares normally will be redeemed for cash, although the Portfolio retains the right to redeem its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Portfolio is governed by Rule 18f-1 under the 1940 Act, which requires the Portfolio to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Portfolio will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.


     The right to require the Portfolio to redeem its shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Income Dividends, Capital Gains Distributions and Tax Status


     It is a policy of the Shares of the Portfolio to make semiannual distributions in June and December of substantially all of their investment income and an annual distribution in June of their net realized capital gains, if any. It is also a policy of the Portfolio to qualify as regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Code. In addition, the Portfolio intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.


     All income dividends and capital gains distributions, if any, on the Portfolio's Shares are reinvested automatically in additional Shares of the Portfolio at the NAV determined on the first business day following the record date.

     The Portfolio may purchase the securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Portfolio if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. However, these elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

     Some foreign securities purchased by the Portfolio may be subject to foreign taxes which could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Portfolio, may from year to year make the election permitted under section 853 of the Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio which will reduce its investment company taxable income.

     Because Shares of the Portfolio can only be purchased through variable insurance contracts or qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such contracts or plans. See the prospectus for the separate account of the related insurance company or the plan documents for additional information.


Principal Shareholders

     The officers and Trustees of the Portfolio cannot directly own Shares of the Portfolio without purchasing an insurance contract through one of the participating insurance companies. As a result, such officers and Trustees as a group own less than 1% of the outstanding Shares of the Portfolio. As of August 31, 1997, all of the outstanding Shares of the Portfolio were owned by certain insurance company separate accounts and by Janus Capital, which provided seed capital for the Portfolio. The percentage ownership of Janus Capital and of each separate account owning more than 5% of the Portfolio's Shares is as follows:

     Western Reserve Life - 89.10%
     Janus Capital - 10.90%

     The Shares held by the separate accounts of each insurance company, including Shares for which no voting instructions have been received, will be voted by each insurance company in proportion to instructions received from contract owners.


Miscellaneous Information

     The Trust is an open-end management investment company registered under the 1940 Act and organized as a Delaware business trust, which was created on May 20, 1993. The Trust Instrument permits the Trustees to issue an unlimited number of shares of beneficial interest from an unlimited number of series of shares. As of the date of this SAI, the Trust is offering eleven series of shares, known as "portfolios," in two classes. Additional series and/or classes may be created from time to time.

Shares of the Trust


     The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $.001 per share for each series of the Trust. Shares of the Portfolio are fully paid and nonassessable when issued. All Shares of the Portfolio participate equally in dividends and other distributions by the Shares of the Portfolio, and in residual assets of the Portfolio in the event of liquidation. The Shares of the Portfolio have no preemptive, conversion or subscription rights.

     The Portfolio currently offers two classes of shares. The Shares discussed in this SAI are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. A second class of shares, Retirement Shares, are offered only to certain participant directed qualified plans whose service providers require a fee from Trust assets for providing certain services to plan participants.


Voting Rights

     A participating insurance company issuing a variable insurance contract will vote shares in the separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations, a participating insurance company is required to request voting instructions from policy owners and must vote shares in the separate account, including shares for which no instructions have been received, in proportion to the voting instructions received. Additional information may be found in the participating insurance company's separate account prospectus.

     The  Trustees  are  responsible   for  major  decisions   relating  to  the
Portfolio's policies and objectives; the Trustees oversee the operation of the Portfolio by its officers and review the investment decisions of the officers.

     The present Trustees were elected by the initial trustee of the Trust on May 25, 1993, with the exception of Mr. Craig and Mr. Rothe who were appointed by the Trustees as of June 30, 1995 and as of January 1, 1997, respectively. Under the Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act.

Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize the Portfolio, to amend the Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Trust instrument, the Trust's Bylaws or the Trustees.

     Each share of each portfolio of the Trust has one vote (and fractional votes for fractional shares). Shares of all portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all portfolios of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees. Each portfolio or class of the Trust will vote separately only with respect to those matters that affect only that portfolio or class or if an interest of a portfolio or class in a matter differs from the interests of other portfolios or classes of the Trust.

Independent Accountants

     Price Waterhouse LLP, 950 Seventeenth Street, Suite 2500, Denver, Colorado 80202, independent accountants for the Portfolio, audit the Portfolio's annual financial statements and prepare its tax returns.

Registration Statement

     The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolio or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

Performance Information

     The  Prospectus   contains  a  brief  description  of  how  performance  is
calculated.

     Quotations of average annual total return for the Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over periods of 1, 5, and 10 years (up to the life of the Portfolio). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.


     The Portfolio was made available for sale on May 1, 1997. The lifetime total return of the Shares for the period May 1, 1997 through August 31, 1997 was 24%.


     Yield quotations of the Portfolio's Shares are based on the investment income per share earned during a particular 30-day period (including dividends, if any, and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the net asset value per share on the last day of the period, according to the following formula:

                           YIELD = 2 [(a-b + 1)6 - 1]
                                       ---
                                       cd

    where  a = dividend and interest income
           b = expenses accrued for the period
           c = average daily number of shares outstanding during the period that were entitled to receive dividends
           d = maximum net asset value per share on the last day of the period


     Quotations of yield or total return for the Portfolio will not take into account charges and deductions against any variable annuity contracts and variable life insurance contracts to which the Portfolio shares are sold. The Portfolio's yield and total return should not be compared with other mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the variable annuity contracts and variable life insurance contracts.

     From time to time in advertisements or sales material, the Portfolio may discuss its performance ratings or other information as published by recognized mutual fund statistical rating services, including, but not limited to, Lipper Analytical Services, Inc., Ibbotson Associates, Micropal or Morningstar, Inc. or by publications of general interest such as Forbes, Money, The Wall Street Journal, Mutual Funds Magazine, Kiplinger's, or Smart Money. The Portfolio may also compare its performance to that of other selected mutual funds, mutual fund averages or recognized stock market indicators, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Russell 2000 Index and the NASDAQ composite.

In addition, the Portfolio may compare its total return to the yield on U.S. Treasury obligations and to the percentage change in the Consumer Price Index. Such performance ratings or comparisons may be made with funds that may have different investment restrictions, objectives, policies or techniques than the Portfolio and such other funds or market indicators may be comprised of securities that differ significantly from the Portfolio's investments.



Financial Statements

     The following unaudited financial statements for the period ended August 31, 1997 are included in this SAI.

     Schedule of Investments as of August 31, 1997

     Statement of Operations for the period May 1, 1997 to August 31, 1997

     Statement of Assets and Liabilities as of August 31, 1997

     Statement of Changes in Net Assets for the period May 1, 1997 to August 31, 1997

     Financial Highlights for the period May 1, 1997 to August 31, 1997

          JANUS ASPEN EQUITY INCOME PORTFOLIO SCHEDULE OF INVESTMENTS
                          AUGUST 31, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
Shares or
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Common Stock - 97.7%
--------------------------------------------------------------------------------
Advertising Sales - 0.9%
         31   Publicitas Holding S.A.                                     $6,726
--------------------------------------------------------------------------------
Aerospace and Defense - 0.9%
        275   DONCASTERS PLC*                                              7,081
--------------------------------------------------------------------------------
Airlines - 2.2%
        600   Ryanair Holdings PLC (ADR)*                                 16,500
--------------------------------------------------------------------------------
Apparel Manufacturers - 0.2%
        100   TAG Heuer International S.A. (ADR)*                          1,375
--------------------------------------------------------------------------------
Building and Construction - 0.3%
         24   Suez Lyonnaise des Eaux                                      2,418
--------------------------------------------------------------------------------
Cable Television - 1.9%
        225   Houston Industries, Inc.*                                   11,419
        175   Tele-Communications, Inc. - Class A*                         3,062
--------------------------------------------------------------------------------
                                                                          14,481
--------------------------------------------------------------------------------
Chemicals - Diversified - 4.2%
        267   BOC Group PLC                                                4,609
         40   E.I. du Pont de Nemours and Co.                              2,493
        616   Imperial Chemical Industries PLC*                            9,970
        250   Monsanto Co.                                                10,984
        200   Solutia, Inc.*                                               3,787
--------------------------------------------------------------------------------
                                                                          31,843
--------------------------------------------------------------------------------
Commercial Banks - 0.4%
         75   Star Banc Corp.                                              3,389
--------------------------------------------------------------------------------
Computer Services - 2.1%
      1,374   Delphi Group PLC                                            15,955
--------------------------------------------------------------------------------
Computer Software - 5.1%
        141   BETA Systems Software A.G.*                                 13,472
        250   Parametric Technology Co.*                                  11,609
        525   Peritus Software Services, Inc.*                            13,125
--------------------------------------------------------------------------------
                                                                          38,206
--------------------------------------------------------------------------------
Computers - Information Technology - 2.1%
        800   RWD Technologies, Inc.*                                     15,400
--------------------------------------------------------------------------------
Computers - Micro - 0.6%
         50   Dell Computer Corp.*                                         4,103
--------------------------------------------------------------------------------
Cosmetics and Toiletries - 1.7%
        200   Avon Products, Inc.                                         12,812
--------------------------------------------------------------------------------
Cruise Lines - 3.2%
        215   Carnival Corp. - Class A                                     9,420
        350   Royal Caribbean Cruises, Ltd.                               14,306
--------------------------------------------------------------------------------
                                                                          23,726
--------------------------------------------------------------------------------
Diversified Operations - 6.3%
        202   Asko Oy                                                      3,440
        170   Minnesota Mining and Manufacturing Co.                      15,279
        361   Siebe PLC                                                    6,294
         30   Unilever N.V. - N.Y. Shares                                  6,038
         25   Westinghouse Electric Corp.                                    644
        859   Williams PLC                                                 4,855
         13   Zellweger Luwa A.G.                                         10,695
--------------------------------------------------------------------------------
                                                                          47,245
--------------------------------------------------------------------------------
Electronic Components - 3.1%
        800   Philips Electronics N.V.                                     7,783
        135   Texas Instruments, Inc.                                     15,339
--------------------------------------------------------------------------------
                                                                          23,122
--------------------------------------------------------------------------------
Electronic Measuring Instruments - 0.6%
         42   Simac Techniek N.V.                                          4,560
--------------------------------------------------------------------------------
Electronic Safety Devices - 0.7%
         90   Pittway Corp. - Class A                                      5,428
--------------------------------------------------------------------------------
Finance - Consumer Loan - 0.4%
         25   SLM Holding Corp.                                            3,387
--------------------------------------------------------------------------------
Finance - Investment Banker/Broker - 1.8%
        325   Charles Schwab Corp.                                        13,792
--------------------------------------------------------------------------------
Finance - Other Services - 0.6%
        175   HealthCare Financial Partners, Inc.*                         4,419
--------------------------------------------------------------------------------
Food Retail - 1.9%
        400   Kroger Co.*                                                 12,050
         50   Safeway, Inc.*                                               2,547
--------------------------------------------------------------------------------
                                                                          14,597
--------------------------------------------------------------------------------
Glass Products - 2.0%
      6,231   Pilkington PLC                                              14,703
--------------------------------------------------------------------------------
Human Resources - 0.4%
        125   Hall Kinion & Associates, Inc.*                              2,672
--------------------------------------------------------------------------------
Instruments - Controls - 1.1%
        125   Parker Hannifin Corp.                                        8,039
--------------------------------------------------------------------------------
Instruments - Scientific - 3.0%
        475   Dionex Corp.*                                               22,206
--------------------------------------------------------------------------------
Life and Health Insurance - 1.0%
          5   UICI*                                                          150
        250   Western National Corp.                                       6,969
--------------------------------------------------------------------------------
                                                                           7,119
--------------------------------------------------------------------------------
Medical - Drugs - 5.6%
        200   Pfizer, Inc.                                                11,075
        148   Rhone-Poulenc - Class A                                      5,436
        200   Warner-Lambert Co.                                          25,413
--------------------------------------------------------------------------------
                                                                          41,924
--------------------------------------------------------------------------------
Metal - Aluminum - 0.6%
         60   Reynolds Metals Co.                                          4,241
--------------------------------------------------------------------------------
Money Center Banks - 2.4%
        637   Barclays PLC                                                14,592
        311   Lloyds TSB Group PLC                                         3,647
--------------------------------------------------------------------------------
                                                                          18,239
--------------------------------------------------------------------------------
Music/Clubs - 1.6%
        550   Steinway Musical Instruments, Inc.*                         12,066
--------------------------------------------------------------------------------
Oil - Field Services - 1.6%
        175   Halliburton Co.                                              8,356
        150   Hanover Compressor Co.*                                      3,544
--------------------------------------------------------------------------------
                                                                          11,900
--------------------------------------------------------------------------------
Oil and Gas Drilling - 2.6%
        325   Santa Fe International Corp.                                14,544
         50   Transocean Offshore, Inc.                                    4,753
--------------------------------------------------------------------------------
                                                                          19,297
--------------------------------------------------------------------------------
Oil Companies - Exploration and Production - 2.4%
        200   Burlington Resources, Inc.                                  10,125
        200   Pioneer Natural Resources Co.                                7,988
--------------------------------------------------------------------------------
                                                                          18,113
--------------------------------------------------------------------------------
Oil Companies - Integrated - 0.5%
         80   Royal Dutch Petroleum - N.Y. Shares                          4,060
--------------------------------------------------------------------------------
Oil Field Machinery and Equipment - 3.4%
        250   Camco International, Inc.                                   17,219
        110   Smith International, Inc.*                                   8,003
--------------------------------------------------------------------------------
                                                                          25,222
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Shares or
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Oil Refining and Marketing - 0.5%
        728   ENI S.p.A.                                                  $4,039
--------------------------------------------------------------------------------
Power Converters and Power Supply Equipment - 1.1%
        300   American Power Conversion Corp.*                             7,875
--------------------------------------------------------------------------------
Property and Casualty Insurance - 1.3%
      1,000   Sumitomo Marine & Fire Insurance Co.                         6,717
        0.5   Transatlantic Holdings, Inc.                                    35
         50   W.R. Berkley Corp.                                           2,766
--------------------------------------------------------------------------------
                                                                           9,518
--------------------------------------------------------------------------------
Radio - 0.5%
         75   American Radio Systems Corp.*                                3,694
--------------------------------------------------------------------------------
Recreational Centers - 0.8%
        425   Bally Total Fitness Holding Corp.*                           5,897
--------------------------------------------------------------------------------
Retail - Apparel and Shoe - 1.0%
        275   Talbots, Inc.                                                7,270
--------------------------------------------------------------------------------
Retail - Consumer Electronics - 3.1%
        350   Tandy Corp.                                                 23,231
--------------------------------------------------------------------------------
Retail - Discount - 2.8%
        600   Family Dollar Stores, Inc.                                  12,750
         50   TJX Companies, Inc.                                          1,375
        200   Wal-Mart Stores, Inc.                                        7,100
--------------------------------------------------------------------------------
                                                                          21,225
--------------------------------------------------------------------------------
Retail - Hypermarkets - 1.5%
        315   Costco Companies, Inc.*                                     11,360
--------------------------------------------------------------------------------
Retail - Major Department Store - 2.2%
        285   Dayton Hudson Corp.                                         16,245
--------------------------------------------------------------------------------
Retail - Diversified - 0.9%
        137   Vendex International N.V.                                    6,882
--------------------------------------------------------------------------------
Retail - Regional Department Stores - 1.2%
        175   Fred Meyer, Inc.*                                            9,100
--------------------------------------------------------------------------------
Savings/Loan/Thrifts - 5.3%
         50   Advantage Bancorp, Inc.                                      2,113
        125   First Spartan Financial Corp.*                               4,422
        725   Firstbank Corp.*                                            12,688
        125   FSF Financial Corp.                                          2,219
        275   Home Bancorp of Elgin, Inc.                                  4,813
         50   JSB Financial, Inc.                                          2,269
        250   Little Falls Bancorp, Inc.                                   4,344
        250   Norwich Financial Corp.                                      6,938
--------------------------------------------------------------------------------
                                                                          39,806
--------------------------------------------------------------------------------
Special Purpose Banks - 0.1%
         12   Dexia France                                                 1,037
--------------------------------------------------------------------------------
Steel - Producers - 1.9%
        525   Ispat International N.V.*                                   14,077
--------------------------------------------------------------------------------
Telecommunication Services - 0.0%
          3   Royal PTT Nederland N.V.                                       107
--------------------------------------------------------------------------------
Telephone - Local - 1.4%
        400   Cincinnati Bell, Inc.                                       10,775
--------------------------------------------------------------------------------
Television - 0.2%
         50   Young Broadcasting Corp. - Class A*                          1,806
--------------------------------------------------------------------------------
Textile - Apparel - 1.2%
        952   CSP International Industria Calze S.p.A.*                    9,320
--------------------------------------------------------------------------------
Transportation - Railroad - 0.2%
        140   Railtrak Group PLC                                           1,754
--------------------------------------------------------------------------------
Transportation - Truck - 0.5%
        100   CNF Transportation, Inc.                                    $3,612
--------------------------------------------------------------------------------
Transportation - Services - 0.6%
          1   Kuoni Reisen A.G. - Class B                                  4,127
--------------------------------------------------------------------------------
Total Common Stock (cost $691,756)                                       733,123
--------------------------------------------------------------------------------
Preferred Stock - 2.1%
--------------------------------------------------------------------------------
Cruise Lines - 1.4%
        150   Royal Caribbean Cruises, Ltd., 7.25%                        10,237
--------------------------------------------------------------------------------
Retail - Restaurants - 0.2%
         25   Wendy's International, Inc.,
                   Series A, 5.00%                                         1,412
--------------------------------------------------------------------------------
Telephone - Local - 0.5%
         75   Salomon Inc. "CSN" (DECS), 6.25%                             4,163
--------------------------------------------------------------------------------
Total Preferred Stock (cost $15,423)                                      15,812
--------------------------------------------------------------------------------
Total Investments - 99.8% (total cost $707,179)                          748,935
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 0.2%             44,445
--------------------------------------------------------------------------------
Net Assets - 100%                                                       $793,380
--------------------------------------------------------------------------------
* Non-income producing security

                            STATEMENT OF OPERATIONS

For the four months ended August 31, 1997 (unaudited)
(all numbers in thousands)
--------------------------------------------------------------------------------
Investment Income:
--------------------------------------------------------------------------------
  Interest                                                                  $ 2
  Dividends                                                                   1
  Foreign Tax Withheld                                                        0
--------------------------------------------------------------------------------
Total Investment Income                                                       3
--------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                               1
  Administrative service fee - Retirement Shares                              0
  Distribution fee - Retirement Shares                                        0
  Registration fees                                                           0
  Custodian fees                                                              1
  Transfer agent expenses                                                     2
  System fees                                                                 2
  Audit fees                                                                  1
  Trustees' fees and expenses                                                 0
  Other expenses                                                              0
--------------------------------------------------------------------------------
Total Expenses                                                                7
--------------------------------------------------------------------------------
Expense and fee offsets                                                      (5)
--------------------------------------------------------------------------------
Net expenses                                                                  2
--------------------------------------------------------------------------------
Net investment income/(loss)                                                  1
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                      31
  Net realized gain/(loss) from foreign currency transactions                 0
  Net realized gain/(loss) from futures contracts                             0
  Change in net unrealized appreciation or depreciation of investments       40
--------------------------------------------------------------------------------
Net gain/(loss) on investments                                               71
--------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations             $72
================================================================================

                      STATEMENT OF ASSETS AND LIABILITIES

As of August 31, 1997 (unaudited)
(all numbers in thousands except net asset value per share)
--------------------------------------------------------------------------------
Assets:
Investments at cost                                                      $  707
================================================================================
Investments at value                                                     $  749
Cash                                                                         10
Receivables:
  Investments sold                                                            8
  Fund shares sold                                                           43
  Interest                                                                    0
  Dividends                                                                   1
Foreign Currency Contracts                                                    0
Other assets                                                                  1
--------------------------------------------------------------------------------
    Total Assets                                                            812
--------------------------------------------------------------------------------
Liabilities:
Payables:
  Investments purchased                                                      22
  Fund shares repurchased                                                     0
  Advisory fee                                                                0
  Distribution fee - Retirement Shares                                        0
  Transfer agent fees and expenses                                            2
Accrued expenses                                                             (6)
Foreign currency contracts                                                    1
--------------------------------------------------------------------------------
    Total Liabilities                                                        19
--------------------------------------------------------------------------------
Net Assets - Institutional                                               $  781
  Shares Outstanding, $.001 Par Value (unlimited shares authorized)          63
================================================================================
Net Asset Value Per Share                                                $12.40
================================================================================
Net Assets - Retirement                                                   $  12
  Shares Outstanding, $.001 Par Value (unlimited shares authorized)           1
================================================================================
Net Asset Value Per Share                                                $12.38
================================================================================

                       STATEMENT OF CHANGES IN NET ASSETS

For the four months ended August 31, 1997 (unaudited)
(all numbers in thousands)
--------------------------------------------------------------------------------
                                                                           1997
--------------------------------------------------------------------------------
Operations:
Net investment income/(loss)                                                 $1
Net realized gain/(loss) from investment transactions                        31
Change in unrealized net appreciation or depreciation of investment          40
--------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations             $72
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
Net investment income                                                         0
Net realized gain from investment transactions                                0
--------------------------------------------------------------------------------
Net decrease from dividends and distributions                                 0
--------------------------------------------------------------------------------
Capital Share Transactions:
Shares sold
  Institutional Shares                                                      805
  Retirement Shares                                                          10
Reinvested dividends and distributions
  Institutional Shares                                                        0
  Retirement Shares                                                           0
Shares repurchased
  Institutional Shares                                                     (94)
  Retirement Shares                                                           0
Net increase/(decrease) from capital share transactions                     721
--------------------------------------------------------------------------------
Net increase/(decrease) in net assets                                       793
Net Assets:
Beginning of period                                                           0
--------------------------------------------------------------------------------
End of period                                                              $793
================================================================================
Net Assets consist of:
Capital (par value and paid-in surplus)                                     721
Undistributed net investment income/(distribution in excess)                  1
Undistributed net realized gain/(loss) from investments                      31
Unrealized appreciation/(depreciation) of investments                        40
--------------------------------------------------------------------------------
                                                                            793
================================================================================
Transactions in Fund Shares:
Shares sold
  Institutional Shares                                                       71
  Retirement Shares                                                           1
Reinvested distributions
  Institutional Shares                                                        0
  Retirement Shares                                                           0
Shares repurchased
  Institutional Shares                                                        8
  Retirement Shares                                                           0
--------------------------------------------------------------------------------
Net increase/(decrease)                                                      64
--------------------------------------------------------------------------------
Shares outstanding beginning of period                                        0
Shares outstanding end of period                                             64
================================================================================
Purchases and Sales of Investment Securities:
  (excluding Short-Term Securities)
Purchases of Securities                                                    $895
Proceeds from Sales of Securities                                           220
Purchases of Long-Term U.S. Government Obligations                            0
Proceeds from Sales of Long-Term Government Obligations                       0
================================================================================

                              FINANCIAL HIGHLIGHTS


                                                                                Institutional       Retirement
For a share outstanding for the four months ended August 31, 1997 (unaudited)       Shares            Shares
--------------------------------------------------------------------------------------------------------------
Net asset value beginning of period                                                 $10.00            $10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations
Net investment income                                                                 0.01              0.02
Net gains or (losses) on securities (both realized and unrealized)                    2.39              2.36
--------------------------------------------------------------------------------------------------------------
Total from investment operations                                                      2.40              2.38
--------------------------------------------------------------------------------------------------------------
Less distributions
Dividends (from net investment income)                                                0.00              0.00
Distributions (from capital gains)                                                    0.00              0.00
--------------------------------------------------------------------------------------------------------------
Total distributions                                                                   0.00              0.00
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       12.40             12.38
==============================================================================================================
Total return*                                                                       24.00%            23.80%
==============================================================================================================
Net assets, end of period (in thousands)                                               781                12
Average net assets for the period (in thousands)                                       430                11
Ratio of gross expenses to average net assets**(1)                                   1.25%             1.75%
Ratio of net expenses to average net assets**                                        1.25%             1.75%
Ratio of net investment income to average net assets**                               0.59%             0.43%
Portfolio turnover rate**                                                             131%              131%
Average commission paid                                                             0.0449            0.0449

*    Total return is not annualized for periods of less than one full year.
**   Annualized for periods of less than one full year.
(1) The ratio was 4.89% for Institutional Shares and 5.39% for Retirement Shares before waiver of certain fees and/or voluntary reduction of the advisory fee to the effective rate of the corresponding Janus retail fund.

Appendix A

Explanation of Rating Categories

     The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although the adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Standard & Poor's Ratings Services

Bond Rating         Explanation
--------------------------------------------------------------------------------
Investment Grade

AAA Highest rating; extremely strong capacity to pay principal and interest.
AA High quality; very strong capacity to pay principal and interest.
A Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
BBB Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

Non-Investment Grade

BB, B,              Predominantly  speculative  with  respect  to  the  issuer's
CCC, CC, C          capacity to meet required  interest and principal  payments.
                    BB - lowest degree of speculation; C - the highest degree of
                    speculation.    Quality   and   protective   characteristics
                    outweighed by large  uncertainties or major risk exposure to adverse conditions.
D                   In default.
--------------------------------------------------------------------------------
Moody's Investors Service, Inc.
Investment Grade

Aaa                 Highest quality, smallest degree of investment risk.
Aa                  High  quality;  together  with Aaa bonds,  they  compose the high-grade bond group.
A                   Upper-medium  grade obligations;  many favorable  investment attributes.
Baa                 Medium-grade  obligations;   neither  highly  protected  nor
                    poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

Non-Investment Grade

Ba More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
B Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
Caa Poor standing, may be in default; elements of danger with respect to principal or interest payments.
Ca Speculative in a high degree; could be in default or have other marked shortcomings.
C                   Lowest-rated;  extremely  poor  prospects of ever  attaining investment standing.
--------------------------------------------------------------------------------
     Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

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

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

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

                               Janus Aspen Series
                             Equity Income Portfolio
                                Retirement Shares


--------------------------------------------------------------------------------
                       Statement of Additional Information
                  May 1, 1997 as supplemented October 24, 1997
--------------------------------------------------------------------------------


     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Retirement Shares (the "Shares") of the Equity Income Portfolio (the "Portfolio"), a separate series of Janus Aspen Series, a Delaware business trust (the "Trust"). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Portfolio is managed separately by Janus Capital Corporation ("Janus Capital").


     The Shares of the Portfolio may be purchased only by certain participant directed qualified plans. The Portfolio also offers a second class of Shares to the separate accounts of insurance companies for the purpose of funding variable life insurance contracts and variable annuity contracts (collectively, "variable insurance contracts") and certain other qualified retirement plans.

     This SAI is not a Prospectus and should be read in conjunction with the Prospectus dated May 1, 1997 as supplemented October 24, 1997, which is incorporated by reference into this SAI and may be obtained from plan sponsor. This SAI contains additional and more detailed information about the Portfolio's operations and activities than the Prospectus.


                                                                 [Logo]    JANUS

                             Equity Income Portfolio
                                Retirement Shares
                       Statement of Additional Information
                                Table of Contents

                                                                            Page
--------------------------------------------------------------------------------

Investment Policies, Restrictions and Techniques ............................. 3

   Investment Objectives ..................................................... 3

   Portfolio Policies ........................................................ 3

   Investment Restrictions ................................................... 3

   Types of Securities and Investment Techniques ............................. 4

     Illiquid Investments .................................................... 4

     Zero Coupon, Pay-In-Kind and Step Coupon Securities ..................... 4

     Pass-Through Securities ................................................. 5

     Investment Company Securities ........................................... 6

     Depositary Receipts ..................................................... 6

     Other Income-Producing Securities ....................................... 6

     Repurchase and Reverse Repurchase Agreements ............................ 6

     High-Yield/High-Risk Securities ......................................... 7

     Futures, Options and Other Derivative Instruments ....................... 7

Investment Adviser .......................................................... 14

Custodian, Transfer Agent and Certain Affiliations .......................... 15

Portfolio Transactions and Brokerage ........................................ 16

Officers and Trustees ....................................................... 17

Shares of the Trust ......................................................... 19

   Net Asset Value Determination ............................................ 19

   Purchases ................................................................ 19

   Distribution Plan ........................................................ 20

   Redemptions .............................................................. 20

Income Dividends, Capital Gains Distributions and Tax Status ................ 20


Principal Shareholders ...................................................... 21


Miscellaneous Information ................................................... 21

   Shares of the Trust ...................................................... 21

   Voting Rights ............................................................ 21

   Independent Accountants .................................................. 21

   Registration Statement ................................................... 21

Performance Information ..................................................... 22


Financial Statements ........................................................ 22


Appendix A .................................................................. 29

   Explanation of Rating Categories ......................................... 29

--------------------------------------------------------------------------------

Investment Policies, Restrictions and Techniques

Investment Objective

     As stated in the Prospectus, the Portfolio's investment objective is current income and long-term growth of capital by investing primarily in common stocks. There can be no assurance that the Portfolio will achieve its objective. The investment objective of the Portfolio is not fundamental and may be changed by the Trustees without shareholder approval.

Portfolio Policies


     The Prospectus discusses the types of securities in which the Portfolio will invest, portfolio policies of the Portfolio and the investment techniques of the Portfolio. The Prospectus includes a discussion of portfolio turnover policies.

     Portfolio turnover (total long-term purchases or sales, whichever is less, divided by the average monthly value of the Portfolio's long-term portfolio securities) is not anticipated to exceed 200%. The Portfolio's annualized portfolio turnover rate for the period May 1, 1997 through August 31, 1997 was 131%.


Investment Restrictions

     As indicated in the Prospectus, the Portfolio is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares if a matter affects just the Portfolio or the class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares) are present or represented by proxy. As fundamental policies, the Portfolio may not:

     (1) Own more than 10% of the outstanding voting securities of any one issuer and, as to seventy-five percent (75%) of the value of its total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")), if immediately after and as a result of such purchase, the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets.

     (2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. government securities).

     (3) Invest directly in real estate or interests in real estate; however, the Portfolio may own debt or equity securities issued by companies engaged in those businesses.

     (4) Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

     (5) Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

     (6) Act as an underwriter of securities issued by others, except to the extent that the Portfolio may be deemed an underwriter in connection with the disposition of portfolio securities of the Portfolio.

     As a fundamental policy, the Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Portfolio.

     The Trustees have adopted additional investment restrictions for the Portfolio. These restrictions are operating policies of the Portfolio and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

     (a) The Portfolio will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of the Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

     (b) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

     (c) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

     (d) The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     (e) The Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of the Portfolio's total assets by reason of a decline in net assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     (f) The Portfolio does not currently intend to purchase any security or enter into a repurchase agreement, if as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolio's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

     (g) The Portfolio may not invest in companies for the purpose of exercising control of management.

     For purposes of the Portfolio's restriction on investing in a particular industry, the Portfolio will rely primarily on industry classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Portfolio may further classify issuers in accordance with industry classifications as published by the Securities and Exchange Commission ("SEC").


     The Portfolio is seeking permission from the SEC to borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above limits. There is no assurance that such permission will be granted.


Types of Securities and Investment Techniques

Illiquid Investments

     The Portfolio may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees of the Portfolio have authorized Janus Capital to make liquidity determinations with respect to its securities, including Rule 144A Securities and commercial paper. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: 1) the frequency of trades and quoted prices for the obligation; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the security and the nature of marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be a restricted security subject to these procedures.

Zero Coupon, Pay-In-Kind and Step Coupon Securities

     The Portfolio may invest up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

     Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 and the regulations thereunder (the "Code"), the Portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because the Portfolio will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years the Portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Portfolio might obtain such cash from selling other portfolio holdings which might cause the Portfolio to incur capital gains or losses on the sale. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Portfolio to sell the securities at the time.

     Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

     The Portfolio may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Portfolio. The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("GNMA") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The Portfolio will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

     The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

     The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

     Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average weighted maturity of the Portfolio. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by the Portfolio might be converted to cash and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit the Portfolio's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

     Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor or guarantor of the security and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

Investment Company Securities


     From time to time, the Portfolio may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act. The Portfolio may invest in securities of money market funds managed by Janus Capital subject to the terms of an exemptive order obtained by Janus Capital and the Janus funds which currently provides that the Portfolio will limit its aggregate investment in a Janus money market fund to the greater of
(i) 5% of the investing Portfolio's total assets or (ii) $2.5 million. The Janus funds are seeking an amended and restated exemptive order that would permit the Portfolio to invest in Janus money market funds in excess of the limitations of
Section 12(d)(1) of the 1940 Act. There is no assurance that such amendment will be granted.


Depositary Receipts

     The Portfolio may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Portfolio may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

Other Income-Producing Securities

     Other types of income producing securities that the Portfolio may purchase include, but are not limited to, the following types of securities:

     Variable and floating rate obligations. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). See also "Inverse Floaters."

     Standby commitments. These instruments, which are similar to a put, give the Portfolio the option to obligate a broker, dealer or bank to repurchase a security held by the Portfolio at a specified price.


     Tender option bonds. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

     Inverse floaters. Inverse floaters are instruments whose interest bears an inverse relationship to the interest rate on another security. Certain variable rate securities (including certain mortgage-backed securities) pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. The Portfolio will not invest more than 5% of its assets in inverse floaters.


     The Portfolio will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of its portfolio.

Repurchase and Reverse Repurchase Agreements

     In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security or "collateral." The Portfolio may engage in a repurchase agreement with respect to any security in which it is authorized to invest. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Portfolio to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, the Portfolio may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days will be subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Portfolio to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.


     The Portfolio may use reverse repurchase agreements to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities. In a reverse repurchase agreement, the Portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Portfolio will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Portfolio, although the Portfolio's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.


High-Yield/High-Risk Securities


     The Portfolio intends to invest less than 35% of its net assets in debt securities that are rated below investment grade (e.g., securities rated BB or lower by Standard & Poor's Ratings Services ("Standard & Poor's") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Portfolio would experience a reduction in its income, and could expect a decline in the market value of the securities so affected.

     The Portfolio may also invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, Janus Capital may treat such securities as unrated debt. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. The portfolio manager will analyze the credit worthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, in determining whether to purchase unrated municipal bonds. Unrated debt securities will be included in the 35% limit of the Portfolio unless its portfolio manager deems such securities to be the equivalent of investment grade securities.


     Subject to the above limits, the Portfolio may purchase defaulted securities only when its portfolio manager believes, based upon their analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Notwithstanding the portfolio manager's belief as to the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

     Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.


     Disposition of Portfolio Securities. Although the Portfolio generally will purchase securities for which its portfolio manager expects an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Portfolio will limit holdings of any such securities to amounts that the portfolio manager believes could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Portfolios' ability to readily dispose of securities to meet redemptions.


     Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Portfolio.

Futures, Options and Other Derivative Instruments

     Futures Contracts. The Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

     The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Portfolio's custodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Portfolio does business and by depositing margin payments in a segregated account with the Portfolio's custodian.

     The Portfolio intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Portfolio will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Portfolio holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

     Although the Portfolio will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to the Portfolio immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Portfolio's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Portfolio's return could be diminished due to the opportunity losses of foregoing other potential investments.

     The Portfolio's primary purpose in entering into futures contracts is to protect the Portfolio from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Portfolio anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Portfolio could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Portfolio not participating in a market advance. This technique is sometimes known as an anticipatory hedge. To the extent the Portfolio enters into futures contracts for this purpose, the segregated assets maintained to cover the Portfolio's obligations with respect to the futures contracts will consist of other liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to the futures contracts. Conversely, if the Portfolio holds stocks and seeks to protect itself from a decrease in stock prices, the Portfolio might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Portfolio could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

     If the Portfolio owns Treasury bonds and the portfolio manager expects interest rates to increase, the Portfolio may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Portfolio selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of the Portfolio's interest rate futures contract will increase, thereby keeping the net asset value of the Portfolio from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, the Portfolio may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Portfolio can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

     The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.

     Futures contracts entail risks. Although the Portfolio believes that use of such contracts will benefit the Portfolio, the Portfolio's overall performance could be worse than if the Portfolio had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if the Portfolio has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Portfolio.

     The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Portfolio will not match exactly the Portfolio's current or potential investments. The Portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of the Portfolio's investments.

     Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Portfolio's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Portfolio's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Portfolio's other investments.

     Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Portfolio may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its futures positions also could be impaired.

     Options on Futures Contracts. The Portfolio may buy and write put and call options on futures contracts. An option on a future gives the Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Portfolio is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at the expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio is considering buying. If a call or put option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Portfolio may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

     The amount of risk the Portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

     Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Portfolio may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

     The following discussion summarizes the Portfolio's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Portfolio may enter into forward currency contracts with stated contract values of up to the value of the Portfolio's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). The Portfolio also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. The Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances the Portfolio may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

     These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Portfolio's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Portfolio's currency exposure from one foreign currency to another removes the Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Portfolio if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

     The Portfolio will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Portfolio's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Portfolio will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Portfolio's commitments with respect to such contracts. As an alternative to segregating assets, the Portfolio may buy call options permitting the Portfolio to buy the amount of foreign currency being hedged by a forward sale contract or the Portfolio may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

     While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contacts. In such event, the Portfolio's ability to utilize forward contracts may be restricted. In addition, the Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets.

     Options on Foreign Currencies. The Portfolio may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolio may buy put options on the foreign currency. If the value of the currency declines, the Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

     Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Portfolio could sustain losses on transactions in foreign currency options that would require the Portfolio to forego a portion or all of the benefits of advantageous changes in those rates.

     The Portfolio may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

     The Portfolio may write covered call options on foreign currencies. A call option written on a foreign currency by the Portfolio is "covered" if the Portfolio owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Portfolio in cash or other liquid assets in a segregated account with the Portfolio's custodian.

     The Portfolio also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, the Portfolio will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

     Options on Securities. In an effort to increase current income and to reduce fluctuations in net asset value, the Portfolio may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Portfolio may write and buy options on the same types of securities that the Portfolio may purchase directly.

     A put option written by the Portfolio is "covered" if the Portfolio (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Portfolio's custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

     A call option written by the Portfolio is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Portfolio's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Portfolio holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash and other liquid assets in a segregated account with its custodian.

     The Portfolio also may write call options that are not covered for cross-hedging purposes. The Portfolio collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked to market daily. The Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

     The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation.
Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

     In the case of a written call option, effecting a closing transaction will permit the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Portfolio to write another put option to the extent that the exercise price is secured by other liquid assets. Effecting a closing transaction also will permit the Portfolio to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, the Portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

     The Portfolio will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Portfolio will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

     An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Portfolio may not be able to effect closing transactions in particular options and the Portfolio would have to exercise the options in order to realize any profit. If the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     The Portfolio may write options in connection with buy-and-write transactions. In other words, the Portfolio may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

     The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Portfolio may elect to close the position or take delivery of the security at the exercise price and the Portfolio's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

     The Portfolio may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

     The Portfolio may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio.

     Eurodollar Instruments. The Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of portfolios and sellers to obtain a fixed rate for borrowings. The Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

     Swaps and Swap-Related Products. The Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Portfolio's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolio's custodian. If the Portfolio enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Portfolio sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

     There is no limit on the amount of interest rate swap transactions that may be entered into by the Portfolio. These transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. The Portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

     Additional Risks of Options on Foreign  Currencies,  Forward  Contracts and
Foreign Instruments. Unlike transactions entered into by the Portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

     Options  on  foreign   currencies   traded  on  Exchanges  are  within  the
jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

     In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

Investment Adviser

     As stated in the Prospectus, the Portfolio has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolio's investments, provide office space for the Portfolio and pay the salaries, fees and expenses of all Portfolio officers and of those Trustees who are affiliated with Janus Capital. Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Portfolio or other Janus Funds or which performed recordkeeping or other services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Portfolio.

     The Portfolio pays custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Trustees who are not affiliated with Janus Capital, and other costs of complying with applicable laws regulating the sale of Portfolio shares. Pursuant to the Advisory Agreement, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting and recordkeeping, for which the Portfolio may reimburse Janus Capital for its costs.


     The Portfolio has agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 0.75% of the first $300 million of the average daily net assets of the Portfolio, 0.70% of the next $200 million of the average daily net assets of the Portfolio and 0.65% of the average daily net assets of the Portfolio in excess of $500 million. The advisory fee is calculated and payable daily. Janus Capital has voluntarily agreed to cap the advisory fee of the Portfolio at the effective rate of Janus Equity Income Fund (the "retail fund"). The effective rate of the retail fund is the advisory fee calculated by such fund on the last day of each calendar quarter. If the assets of the corresponding retail fund exceed the assets of the Portfolio as of the last day of any calendar quarter, then the advisory fee payable by the Portfolio for the following calendar quarter will be a flat rate equal to such effective rate. The effective rate (annualized) of Janus Equity Income Fund was .90% for the quarter ended September 30, 1997. Janus Capital may terminate this fee reduction at any time upon at least 90 days' notice to the Trustees.

     For the period ended August 31, 1997, the investment advisory fee was $1,351 prior to waiver by Janus Capital. The advisory fee was $0 after waiver for this period.


     In addition, Janus Capital has agreed to reimburse the Portfolio by the amount, if any, that the Portfolio's normal operating expenses chargeable to its income account in any fiscal year, including the investment advisory fee but excluding the distribution fee and participant administration fee described below, brokerage commissions, interest, taxes and extraordinary expenses, exceed an annual rate of 1.25% of the average daily net assets of the Portfolio through at least April 30, 1998.

     The current Advisory Agreement became effective on December 10, 1996, and it will continue in effect until June 16, 1998, and thereafter from year to year so long as such continuance is approved annually by a majority of the Portfolio's Trustees who are not parties to the Advisory Agreement or interested persons of any such party, and by either a majority of the outstanding voting shares of the Portfolio or the Trustees. The Advisory Agreement i) may be terminated without the payment of any penalty by the Portfolio or Janus Capital on 60 days' written notice; ii) terminates automatically in the event of its assignment; and iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including the Trustees who are not interested persons of the Portfolio or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Portfolio.

     Janus Capital also performs investment advisory services for other mutual funds, and for individual, charitable, corporate and retirement accounts. Investment decisions for each account managed by Janus Capital, including the Portfolio, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. Pursuant to an exemptive order granted by the SEC, the Portfolio and other portfolios advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating portfolios on a pro rata basis.

     Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.


     As indicated in the Prospectus, Janus Capital does not permit the portfolio manager to purchase and sell securities for his own accounts except under the limited circumstances contained in Janus Capital's policy regarding personal investing by directors/ Trustees, officers and employees of Janus Capital and the Trust. The policy requires investment personnel and officers of Janus Capital, inside directors/Trustees of Janus Capital and the Trust and other designated persons deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Portfolio.

     In addition to the pre-clearance requirement described above, the policy subjects investment personnel, officers and directors/ Trustees of Janus Capital and the Trust to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with Janus Capital's policy. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.


     The provisions of the policy are administered by and subject to exceptions authorized by Janus Capital.

     Kansas City Southern Industries, Inc., a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services ("KCSI"), owns approximately 83% of Janus Capital. Thomas
H. Bailey, the President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Custodian, Transfer Agent and Certain Affiliations


     State Street Bank and Trust Company ("State Street"), P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Portfolio. State Street and the foreign subcustodians it selects have custody of the assets of the Portfolio held outside the U.S. and cash incidental thereto. The custodian and subcustodians hold the Portfolio's assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Portfolio.


     Janus Service Corporation ("Janus Service"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Portfolio's transfer agent. In addition, Janus Service provides certain other
administrative,   recordkeeping  and  shareholder   relations  services  to  the
Portfolio. Janus Service receives a participant administration fee at an annual rate of up to .25% of the average daily net assets of the Shares of the Portfolio for providing or procuring recordkeeping, subaccounting and other administrative services to plan participants who invest in the Shares. Janus Service expects to use substantially all of this fee to compensate qualified plan service providers for providing these services (at an annual rate of up to
 .25% of the average daily net assets of the Shares attributable to plan participants receiving services from each service provider). Services provided by qualified plan service providers may include but are not limited to participant recordkeeping, processing and aggregating purchase and redemption transactions,  providing periodic statements, forwarding
prospectuses,   shareholder   reports  and  other  materials  to  existing  plan
participants, and other participant administrative services.


     The Portfolio pays DST Systems, Inc. ("DST"), a subsidiary of KCSI, license fees for the use of its portfolio and fund accounting system a monthly base fee of $250 to $1,250 per month based on the number of Janus funds using the system and an asset charge of $1 per million (not to exceed $500 per month).

     The Trustees have authorized the Portfolio to use another affiliate of DST as introducing broker for certain Portfolio transactions as a means to reduce Portfolio expenses through credits against the charges of DST and its affiliates with regard to commissions earned by such affiliate. See "Portfolio Transactions and Brokerage."

     Janus Distributors, Inc. ("Janus Distributors"), 100 Fillmore Street, Denver, Colorado 80206-4928, a wholly-owned subsidiary of Janus Capital, is a distributor of the Shares. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 (the "Exchange Act") and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Shares in connection with the sale of the Shares in all states in which the Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Portfolio's Shares and accepts orders at net asset value. No sales charges are paid by investors.


Portfolio Transactions and Brokerage

     Decisions as to the assignment of portfolio business for the Portfolio and negotiation of its commission rates are made by Janus Capital whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all portfolio transactions. The Portfolio may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

     In  selecting  brokers and dealers and in  negotiating  commissions,  Janus
Capital considers a number of factors, including but not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the portfolio or to a third party service provider to the portfolio to pay portfolio expenses; and research products or services provided. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities.


     Most broker dealers used by Janus Capital provide research and other services described above. For the period ended August 31, 1997, the Portfolio paid $159 of its total brokerage commissions to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Portfolio on transactions of $135,595. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts.


     Janus Capital may use research products and services in servicing other accounts in addition to the Portfolio. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

     Janus Capital does not enter into agreements with any brokers regarding the placement of securities transactions because of the research services they provide. It does, however, have an internal procedure for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing superior executions and research, research-related products or services which benefit its advisory clients, including the Portfolio. Research products and services incidental to effecting securities transactions furnished by brokers or dealers may be used in servicing any or all of Janus Capital's clients and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker-dealer providing such research products and services.

     Janus Capital may consider sales of Portfolio shares by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Portfolio shares as a factor in the selection of broker-dealers to execute Portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for the Portfolio i) to the Portfolio or ii) to other persons on behalf of the Portfolio for services provided to the Portfolio for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

     When the Portfolio purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

     The Portfolio's Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Certain Affiliations," are lower than those that would otherwise be incurred.


     During the period ended August 31, 1997, the Portfolio paid brokerage commissions of $1,394. There were no commissions paid through DSTS.

     As of August 31, 1997, the Portfolio owned securities of $13,792 of Charles Schwab Corp.


Officers and Trustees

     The following are the names of the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.

Thomas H. Bailey*# - Trustee, Chairman and President
100 Fillmore Street
Denver, CO 80206-4928
     Trustee, Chairman and President of Janus Investment Fund+. Chairman, Chief Executive Officer, Director and President of Janus Capital. Chairman and Director of IDEX Management, Inc., Largo, Florida (50% subsidiary of Janus Capital and investment adviser to a group of mutual funds) ("IDEX").

James P. Craig, III*# - Trustee and Executive Vice President
100 Fillmore Street
Denver, CO 80206-4928
     Executive Vice President and Trustee of Janus Investment Fund+. Chief Investment Officer, Vice President, and Director of Janus Capital.

Blaine P. Rollins* - Executive Vice President and Portfolio Manager
100 Fillmore Street
Denver, CO 80206-4928
     Executive Vice President and Portfolio Manager of Janus Investment Fund+. Formerly, fixed-income trader and equity securities analyst at Janus Capital (1990-1995).




Steven R. Goodbarn* - Vice President and Chief Financial Officer
100 Fillmore Street
Denver, CO 80206-4928
     Vice President and Chief Financial Officer of Janus Investment Fund+. Vice President of Finance, Treasurer and Chief Financial Officer of Janus Service, Janus Distributors and Janus Capital. Director of IDEX Janus Service and Janus Distributors. Director, Treasurer and Vice President of Finance of Janus Capital International Ltd. Formerly (1992-1996), Treasurer of Janus Investment Fund and Janus Aspen Series.


Glenn P. O'Flaherty* - Treasurer and Chief Accounting Officer
100 Fillmore Street
Denver, CO 80206-4928
     Treasurer and Chief Accounting Officer of Janus Investment Fund. Director of Fund Accounting of Janus Capital.

--------------------------------------------------------------------------------
* Interested person of the Trust and of Janus Capital.
# Member of the Executive Committee.
+ Includes comparable office with various Janus funds that were reorganized into Janus Investment Fund on August 7, 1992.

Kelley Abbott Howes* - Secretary
100 Fillmore Street
Denver, CO 80206-4928
     Secretary of Janus Investment Fund. Director and President, Janus Distributors, Inc. Associate Counsel of Janus Capital. Formerly (1990 to
     1994) with The Boston Company Advisors, Inc., Boston, Massachusetts (mutual fund administration services).

William D. Stewart# - Trustee
5330 Sterling Drive
Boulder, CO 80302
     Trustee  of  Janus  Investment  Fund+.  President  of HPS  Division  of MKS
     Instruments,   Boulder,  Colorado  (manufacturer  of  vacuum  fittings  and valves).

Gary O. Loo# - Trustee
102 N. Cascade Avenue, Suite 500
Colorado Springs, CO 80903
     Trustee of Janus Investment Fund+. President and a Director of High Valley Group, Inc., Colorado Springs, Colorado (investments).

Dennis B. Mullen - Trustee
14103 Denver West Parkway
Golden, CO 80401
     Trustee of Janus Investment Fund+. Chief Financial Officer of Boston Market Concepts, Golden, Colorado (restaurant chain). Formerly (1993-1997), President and Chief Officer of BC Northwest L.P., a franchise of Boston Chicken, Inc., Bellevue, Washington (restaurant chain); (1982 to 1993), Chairman, President and Chief Executive Officer of Famous Restaurants, Inc., Scottsdale, Arizona (restaurant chain).

Martin H. Waldinger - Trustee
4940 Sandshore Court
San Diego, CA 92130
     Trustee of Janus Investment Fund+.  Private  Consultant.  Formerly (1989 to
     1993), Private Consultant and Director of Run Technologies, Inc., a software development firm, San Carlos, California. Formerly (1989 to 1993), President and Chief Executive Officer of Bridgecliff Management Services, Campbell, California (a condominium association management company).


James T. Rothe - Trustee
102 South Tejon Street, Suite 1100
Colorado Springs, CO 80903
     Trustee of Janus Investment Fund+. Professor of Business, University of Colorado, Colorado Springs, Colorado. Principal, Phillips-Smith Retail Group, Colorado Springs, Colorado (a venture capital firm). Formerly (1986-1994), Dean of the College of Business, University of Colorado, Colorado Springs, Colorado.

     The Trustees are responsible for major decisions relating to the Portfolio's objective, policies and techniques. The Trustees also supervise the operation of the Portfolio by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions.

     The Executive Committee of the Trustees shall have and may exercise all the powers and authority of the Board except for matters requiring action by the whole Board pursuant to the Trust's Bylaws or Trust Instrument, Delaware law or the 1940 Act.

--------------------------------------------------------------------------------
* Interested person of the Trust and of Janus Capital.
# Member of the Executive Committee.
+ Includes comparable office with various Janus funds that were reorganized into Janus Investment Fund on August 7, 1992.

     The following table shows the aggregate compensation earned by and paid to each Trustee by the Portfolio described in this SAI and all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds") for the periods indicated. None of the Trustees receive any pension or retirement benefits from the Portfolio or the Janus Funds.


                                             Aggregate Compensation              Total Compensation from the
                                       from the Portfolio for fiscal year      Janus Funds for calendar year
Name of Person, Position                    ended December 31, 1996**            ended December 31, 1996***
------------------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman*                            $0                                 $0
James P. Craig, Trustee*                               $0                                 $0
John W. Shepardson, Trustee+                           $0                                 $73,000
William D. Stewart, Trustee                            $0                                 $70,000
Gary O. Loo, Trustee                                   $0                                 $70,000
Dennis B. Mullen, Trustee                              $0                                 $67,000
Martin H. Waldinger, Trustee                           $0                                 $73,000
James T. Rothe, Trustee++                              $0                                 $0
------------------------------------------------------------------------------------------------------------

* An interested person of the Portfolio and of Janus Capital. Compensated by Janus Capital and not the Portfolio.
**   The Portfolio had not commenced operations as of December 31, 1996.
*** As of December 31, 1996, Janus Funds consisted of two registered investment companies comprised of a total of 29 funds.
+    Mr. Shepardson retired on March 31, 1997.
++   Mr. Rothe began serving as Trustee on January 1, 1997.

Shares of the Trust

Net Asset Value Determination


     As stated in the Prospectus, the net asset value ("NAV") of Portfolio Shares is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The NAV of Portfolio Shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). The per share NAV of the Portfolio's Shares is determined by dividing the total value of the Portfolio's securities and other assets, less liabilities, attributable to the Shares, by the total number of Shares outstanding. In determining NAV, securities listed on an exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Portfolio are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Portfolio and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. The Portfolio will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on the amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair values determined in good faith under procedures established by and under the supervision of the Trustees.


     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Portfolio's NAV is not calculated. The Portfolio calculates its NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation.

Purchases

     Shares of the Portfolio can be purchased only by certain participant directed qualified plans. Shares of the Portfolio are purchased at the NAV per Share as determined at the close of the regular trading session NYSE next occurring after a purchase order is received and accepted by the Portfolio or its authorized agent. Your plan documents contain detailed information about investing in the Portfolio.

Distribution Plan


     Under a distribution plan ("Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, Inc. ("JDI"), the distributor of the Retirement Shares, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to JDI for remittance to qualified plan service providers as compensation for distribution and shareholder servicing performed by such service providers. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio for activities which are primarily intended to result in sales of the Shares, including but not limited to preparing, printing and distributing prospectuses, Statements of
Additional Information, shareholder reports and educational materials to prospective and existing plan participants; responding to inquiries by qualified plan participants; receiving and answering correspondence and similar activities. On December 10, 1996, Trustees unanimously approved the Plan which became effective May 1, 1997. The Plan and any Rule 12b-1 related agreement that is entered into by the Portfolios or JDI in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("12b-1 Trustees"). All material amendments to the Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, the Plan may be terminated at any time, without penalty, by vote of a majority of the outstanding Shares of a Portfolio or by vote of a majority of 12b-1 Trustees.


Redemptions

     Redemptions, like purchases, may only be effected through participant directed qualified plans. Shares normally will be redeemed for cash, although each Portfolio retains the right to redeem its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Portfolio is governed by Rule 18f-1 under the 1940 Act, which requires the Portfolio to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Portfolio will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.

     The right to require the Portfolio to redeem its shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Income Dividends, Capital Gains Distributions and Tax Status

     It is a policy of the Shares of the Portfolio to make semiannual distributions in June and December of substantially all of its investment income and an annual distribution in June of their net realized capital gains, if any. It is also a policy of the Portfolio to qualify as regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Code. In addition, because a class of shares of the Portfolio is sold in connection with variable insurance contracts, the Portfolio intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.

     All income dividends and capital gains distributions, if any, on the Portfolio's Shares are reinvested automatically in additional Shares of the Portfolio at the NAV determined on the first business day following the record date.

     The Portfolio may purchase the securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Portfolio if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. However, these elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

     Some foreign securities purchased by the Portfolio may be subject to foreign taxes which could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Portfolio may from year to year make the election permitted under section 853 of the Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio which will reduce its investment company taxable income.

     Because Shares of the Portfolio can only be purchased through qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such plans. See the plan documents for additional information.


Principal Shareholders

     The officers and Trustees of the Portfolio cannot directly own Shares of the Portfolio without purchasing through one of the participating qualified plans. As a result, such officers and Trustees as a group own less than 1% of the outstanding Shares of the Portfolio. As of August 31, 1997, all of the outstanding Shares of the Portfolio were owned by Janus Capital, which provided seed capital for the Portfolio.


Miscellaneous Information


     The Trust is an open-end management investment company registered under the 1940 Act and organized as a Delaware business trust, which was created on May 20, 1993. The Trust Instrument permits the Trustees to issue an unlimited number of shares of beneficial interest from an unlimited number of series. As of the date of this SAI, the Trust is offering eleven series of shares, known as "portfolios," in two classes. Additional series and/or classes may be created from time to time.


Shares of the Trust

     The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $.001 per share for each series of the Trust. Shares of the Portfolio are fully paid and nonassessable when issued. The Shares of the Portfolio participate equally in dividends and other distributions by the Shares of the Portfolio, and in residual assets of the Portfolio in the event of liquidation. Shares of the Portfolio have no preemptive, conversion or subscription rights.

     The Portfolio currently offers two classes of shares. The Shares discussed in this SAI are offered only in connection with certain participant directed qualified plans. A second class of shares, Institutional Shares, is offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans.

Voting Rights

     The  Trustees  are  responsible   for  major  decisions   relating  to  the
Portfolio's policies and objectives; the Trustees oversee the operation of the Portfolio by its officers and review the investment decisions of the officers.

     The present Trustees were elected by the initial trustee of the Trust on May 25, 1993, with the exception of Mr. Craig and Mr. Rothe who were appointed by the Trustees as of June 30, 1995 and as of January 1, 1997, respectively. Under the Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize the Portfolio, to amend the Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Trust instrument, the Trust's Bylaws or the Trustees.

     Each share of each portfolio of the Trust has one vote (and fractional votes for fractional shares). Shares of all portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all portfolios of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees. Each portfolio or class of the Trust will vote separately only with respect to those matters that affect only that portfolio or class or if the interest of a portfolio or class in a matter differs from the interests of other portfolios or classes of the Trust.

Independent Accountants

     Price Waterhouse LLP, 950 Seventeenth Street, Suite 2500, Denver, Colorado 80202, independent accountants for the Portfolio, audit the Portfolio's annual financial statements and prepare its tax returns.

Registration Statement

     The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolio or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

Performance Information

     The  Prospectus   contains  a  brief  description  of  how  performance  is
calculated.

     Quotations of average annual total return for the Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over periods of 1, 5, and 10 years (up to the life of the Portfolio). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.


     The Portfolio was made available for sale on May 1, 1997. The lifetime total return of the Shares for the period May 1, 1997 through August 31, 1997 was 23.8%.


     Yield quotations for the Portfolio's Shares are based on the investment income per share earned during a particular 30-day period (including dividends, if any, and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the net asset value per share on the last day of the period, according to the following formula:

                           YIELD = 2 [(a-b + 1)6 - 1]
                                       ---
                                       cd

    where  a = dividend and interest income
           b = expenses accrued for the period
           c = average daily number of shares outstanding during the period that were entitled to receive dividends
           d = maximum net asset value per share on the last day of the period


     From time to time in advertisements or sales material, the Portfolio may discuss its performance ratings or other information as published by recognized mutual fund statistical rating services, including, but not limited to, Lipper Analytical Services, Inc., Ibbotson Associates, Micropal or Morningstar, Inc. or by publications of general interest such as Forbes, Money, The Wall Street Journal, Mutual Funds Magazine, Kiplinger's, or Smart Money. The Portfolio may also compare its performance to that of other selected mutual funds, mutual fund averages or recognized stock market indicators, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Russell 2000 Index and the NASDAQ composite. In addition, the Portfolio may compare its total return to the yield on U.S. Treasury obligations and to the percentage change in the Consumer Price Index. Such performance ratings or comparisons may be made with funds that may have different investment restrictions, objectives, policies or techniques than the Portfolio and such other funds or market indicators may be comprised of securities that differ significantly from the Portfolio's investments.

Financial Statements

     The following unaudited financial statements for the period ended August 31, 1997 are included in this SAI.

     Schedule of Investments as of August 31, 1997

     Statement of Operations for the period May 1, 1997 to August 31, 1997

     Statement of Assets and Liabilities as of August 31, 1997

     Statement of Changes in Net Assets for the period May 1, 1997 to August 31, 1997

     Financial Highlights for the period May 1, 1997 to August 31, 1997

          JANUS ASPEN EQUITY INCOME PORTFOLIO SCHEDULE OF INVESTMENTS
                          AUGUST 31, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
Shares or
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Common Stock - 97.7%
--------------------------------------------------------------------------------
Advertising Sales - 0.9%
         31   Publicitas Holding S.A.                                     $6,726
--------------------------------------------------------------------------------
Aerospace and Defense - 0.9%
        275   DONCASTERS PLC*                                              7,081
--------------------------------------------------------------------------------
Airlines - 2.2%
        600   Ryanair Holdings PLC (ADR)*                                 16,500
--------------------------------------------------------------------------------
Apparel Manufacturers - 0.2%
        100   TAG Heuer International S.A. (ADR)*                          1,375
--------------------------------------------------------------------------------
Building and Construction - 0.3%
         24   Suez Lyonnaise des Eaux                                      2,418
--------------------------------------------------------------------------------
Cable Television - 1.9%
        225   Houston Industries, Inc.*                                   11,419
        175   Tele-Communications, Inc. - Class A*                         3,062
--------------------------------------------------------------------------------
                                                                          14,481
--------------------------------------------------------------------------------
Chemicals - Diversified - 4.2%
        267   BOC Group PLC                                                4,609
         40   E.I. du Pont de Nemours and Co.                              2,493
        616   Imperial Chemical Industries PLC*                            9,970
        250   Monsanto Co.                                                10,984
        200   Solutia, Inc.*                                               3,787
--------------------------------------------------------------------------------
                                                                          31,843
--------------------------------------------------------------------------------
Commercial Banks - 0.4%
         75   Star Banc Corp.                                              3,389
--------------------------------------------------------------------------------
Computer Services - 2.1%
      1,374   Delphi Group PLC                                            15,955
--------------------------------------------------------------------------------
Computer Software - 5.1%
        141   BETA Systems Software A.G.*                                 13,472
        250   Parametric Technology Co.*                                  11,609
        525   Peritus Software Services, Inc.*                            13,125
--------------------------------------------------------------------------------
                                                                          38,206
--------------------------------------------------------------------------------
Computers - Information Technology - 2.1%
        800   RWD Technologies, Inc.*                                     15,400
--------------------------------------------------------------------------------
Computers - Micro - 0.6%
         50   Dell Computer Corp.*                                         4,103
--------------------------------------------------------------------------------
Cosmetics and Toiletries - 1.7%
        200   Avon Products, Inc.                                         12,812
--------------------------------------------------------------------------------
Cruise Lines - 3.2%
        215   Carnival Corp. - Class A                                     9,420
        350   Royal Caribbean Cruises, Ltd.                               14,306
--------------------------------------------------------------------------------
                                                                          23,726
--------------------------------------------------------------------------------
Diversified Operations - 6.3%
        202   Asko Oy                                                      3,440
        170   Minnesota Mining and Manufacturing Co.                      15,279
        361   Siebe PLC                                                    6,294
         30   Unilever N.V. - N.Y. Shares                                  6,038
         25   Westinghouse Electric Corp.                                    644
        859   Williams PLC                                                 4,855
         13   Zellweger Luwa A.G.                                         10,695
--------------------------------------------------------------------------------
                                                                          47,245
--------------------------------------------------------------------------------
Electronic Components - 3.1%
        800   Philips Electronics N.V.                                     7,783
        135   Texas Instruments, Inc.                                     15,339
--------------------------------------------------------------------------------
                                                                          23,122
--------------------------------------------------------------------------------
Electronic Measuring Instruments - 0.6%
         42   Simac Techniek N.V.                                          4,560
--------------------------------------------------------------------------------
Electronic Safety Devices - 0.7%
         90   Pittway Corp. - Class A                                      5,428
--------------------------------------------------------------------------------
Finance - Consumer Loan - 0.4%
         25   SLM Holding Corp.                                            3,387
--------------------------------------------------------------------------------
Finance - Investment Banker/Broker - 1.8%
        325   Charles Schwab Corp.                                        13,792
--------------------------------------------------------------------------------
Finance - Other Services - 0.6%
        175   HealthCare Financial Partners, Inc.*                         4,419
--------------------------------------------------------------------------------
Food Retail - 1.9%
        400   Kroger Co.*                                                 12,050
         50   Safeway, Inc.*                                               2,547
--------------------------------------------------------------------------------
                                                                          14,597
--------------------------------------------------------------------------------
Glass Products - 2.0%
      6,231   Pilkington PLC                                              14,703
--------------------------------------------------------------------------------
Human Resources - 0.4%
        125   Hall Kinion & Associates, Inc.*                              2,672
--------------------------------------------------------------------------------
Instruments - Controls - 1.1%
        125   Parker Hannifin Corp.                                        8,039
--------------------------------------------------------------------------------
Instruments - Scientific - 3.0%
        475   Dionex Corp.*                                               22,206
--------------------------------------------------------------------------------
Life and Health Insurance - 1.0%
          5   UICI*                                                          150
        250   Western National Corp.                                       6,969
--------------------------------------------------------------------------------
                                                                           7,119
--------------------------------------------------------------------------------
Medical - Drugs - 5.6%
        200   Pfizer, Inc.                                                11,075
        148   Rhone-Poulenc - Class A                                      5,436
        200   Warner-Lambert Co.                                          25,413
--------------------------------------------------------------------------------
                                                                          41,924
--------------------------------------------------------------------------------
Metal - Aluminum - 0.6%
         60   Reynolds Metals Co.                                          4,241
--------------------------------------------------------------------------------
Money Center Banks - 2.4%
        637   Barclays PLC                                                14,592
        311   Lloyds TSB Group PLC                                         3,647
--------------------------------------------------------------------------------
                                                                          18,239
--------------------------------------------------------------------------------
Music/Clubs - 1.6%
        550   Steinway Musical Instruments, Inc.*                         12,066
--------------------------------------------------------------------------------
Oil - Field Services - 1.6%
        175   Halliburton Co.                                              8,356
        150   Hanover Compressor Co.*                                      3,544
--------------------------------------------------------------------------------
                                                                          11,900
--------------------------------------------------------------------------------
Oil and Gas Drilling - 2.6%
        325   Santa Fe International Corp.                                14,544
         50   Transocean Offshore, Inc.                                    4,753
--------------------------------------------------------------------------------
                                                                          19,297
--------------------------------------------------------------------------------
Oil Companies - Exploration and Production - 2.4%
        200   Burlington Resources, Inc.                                  10,125
        200   Pioneer Natural Resources Co.                                7,988
--------------------------------------------------------------------------------
                                                                          18,113
--------------------------------------------------------------------------------
Oil Companies - Integrated - 0.5%
         80   Royal Dutch Petroleum - N.Y. Shares                          4,060
--------------------------------------------------------------------------------
Oil Field Machinery and Equipment - 3.4%
        250   Camco International, Inc.                                   17,219
        110   Smith International, Inc.*                                   8,003
--------------------------------------------------------------------------------
                                                                          25,222
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Shares or
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Oil Refining and Marketing - 0.5%
        728   ENI S.p.A.                                                  $4,039
--------------------------------------------------------------------------------
Power Converters and Power
  Supply Equipment - 1.1%
        300   American Power Conversion Corp.*                             7,875
--------------------------------------------------------------------------------
Property and Casualty Insurance - 1.3%
      1,000   Sumitomo Marine & Fire Insurance Co.                         6,717
        0.5   Transatlantic Holdings, Inc.                                    35
         50   W.R. Berkley Corp.                                           2,766
--------------------------------------------------------------------------------
                                                                           9,518
--------------------------------------------------------------------------------
Radio - 0.5%
         75   American Radio Systems Corp.*                                3,694
--------------------------------------------------------------------------------
Recreational Centers - 0.8%
        425   Bally Total Fitness Holding Corp.*                           5,897
--------------------------------------------------------------------------------
Retail - Apparel and Shoe - 1.0%
        275   Talbots, Inc.                                                7,270
--------------------------------------------------------------------------------
Retail - Consumer Electronics - 3.1%
        350   Tandy Corp.                                                 23,231
--------------------------------------------------------------------------------
Retail - Discount - 2.8%
        600   Family Dollar Stores, Inc.                                  12,750
         50   TJX Companies, Inc.                                          1,375
        200   Wal-Mart Stores, Inc.                                        7,100
--------------------------------------------------------------------------------
                                                                          21,225
--------------------------------------------------------------------------------
Retail - Hypermarkets - 1.5%
        315   Costco Companies, Inc.*                                     11,360
--------------------------------------------------------------------------------
Retail - Major Department Store - 2.2%
        285   Dayton Hudson Corp.                                         16,245
--------------------------------------------------------------------------------
Retail - Diversified - 0.9%
        137   Vendex International N.V.                                    6,882
--------------------------------------------------------------------------------
Retail - Regional Department Stores - 1.2%
        175   Fred Meyer, Inc.*                                            9,100
--------------------------------------------------------------------------------
Savings/Loan/Thrifts - 5.3%
         50   Advantage Bancorp, Inc.                                      2,113
        125   First Spartan Financial Corp.*                               4,422
        725   Firstbank Corp.*                                            12,688
        125   FSF Financial Corp.                                          2,219
        275   Home Bancorp of Elgin, Inc.                                  4,813
         50   JSB Financial, Inc.                                          2,269
        250   Little Falls Bancorp, Inc.                                   4,344
        250   Norwich Financial Corp.                                      6,938
--------------------------------------------------------------------------------
                                                                          39,806
--------------------------------------------------------------------------------
Special Purpose Banks - 0.1%
         12   Dexia France                                                 1,037
--------------------------------------------------------------------------------
Steel - Producers - 1.9%
        525   Ispat International N.V.*                                   14,077
--------------------------------------------------------------------------------
Telecommunication Services - 0.0%
          3   Royal PTT Nederland N.V.                                       107
--------------------------------------------------------------------------------
Telephone - Local - 1.4%
        400   Cincinnati Bell, Inc.                                       10,775
--------------------------------------------------------------------------------
Television - 0.2%
         50   Young Broadcasting Corp. - Class A*                          1,806
--------------------------------------------------------------------------------
Textile - Apparel - 1.2%
        952   CSP International Industria Calze S.p.A.*                    9,320
--------------------------------------------------------------------------------
Transportation - Railroad - 0.2%
        140   Railtrak Group PLC                                           1,754
--------------------------------------------------------------------------------
Transportation - Truck - 0.5%
        100   CNF Transportation, Inc.                                     3,612
--------------------------------------------------------------------------------
Transportation - Services - 0.6%
          1   Kuoni Reisen A.G. - Class B                                  4,127
--------------------------------------------------------------------------------
Total Common Stock (cost $691,756)                                       733,123
--------------------------------------------------------------------------------
Preferred Stock - 2.1%
--------------------------------------------------------------------------------
Cruise Lines - 1.4%
        150   Royal Caribbean Cruises, Ltd., 7.25%                        10,237
--------------------------------------------------------------------------------
Retail - Restaurants - 0.2%
         25   Wendy's International, Inc.,
                   Series A, 5.00%                                         1,412
--------------------------------------------------------------------------------
Telephone - Local - 0.5%
         75   Salomon Inc. "CSN" (DECS), 6.25%                             4,163
--------------------------------------------------------------------------------
Total Preferred Stock (cost $15,423)                                      15,812
--------------------------------------------------------------------------------
Total Investments - 99.8% (total cost $707,179)                          748,935
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 0.2%             44,445
--------------------------------------------------------------------------------
Net Assets - 100%                                                       $793,380
--------------------------------------------------------------------------------
* Non-income producing security

                            STATEMENT OF OPERATIONS

For the four months ended August 31, 1997 (unaudited)
(all numbers in thousands)
--------------------------------------------------------------------------------
Investment Income:
--------------------------------------------------------------------------------
  Interest                                                                  $ 2
  Dividends                                                                   1
  Foreign Tax Withheld                                                        0
--------------------------------------------------------------------------------
Total Investment Income                                                       3
--------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                               1
  Administrative service fee - Retirement Shares                              0
  Distribution fee - Retirement Shares                                        0
  Registration fees                                                           0
  Custodian fees                                                              1
  Transfer agent expenses                                                     2
  System fees                                                                 2
  Audit fees                                                                  1
  Trustees' fees and expenses                                                 0
  Other expenses                                                              0
--------------------------------------------------------------------------------
Total Expenses                                                                7
--------------------------------------------------------------------------------
Expense and fee offsets                                                      (5)
--------------------------------------------------------------------------------
Net expenses                                                                  2
--------------------------------------------------------------------------------
Net investment income/(loss)                                                  1
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                      31
  Net realized gain/(loss) from foreign currency transactions                 0
  Net realized gain/(loss) from futures contracts                             0
  Change in net unrealized appreciation or depreciation of investments       40
--------------------------------------------------------------------------------
Net gain/(loss) on investments                                               71
--------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations             $72
================================================================================

                      STATEMENT OF ASSETS AND LIABILITIES

As of August 31, 1997 (unaudited)
(all numbers in thousands except net asset value per share)
--------------------------------------------------------------------------------
Assets:
Investments at cost                                                      $  707
================================================================================
Investments at value                                                     $  749
Cash                                                                         10
Receivables:
  Investments sold                                                            8
  Fund shares sold                                                           43
  Interest                                                                    0
  Dividends                                                                   1
Foreign Currency Contracts                                                    0
Other assets                                                                  1
--------------------------------------------------------------------------------
    Total Assets                                                            812
--------------------------------------------------------------------------------
Liabilities:
Payables:
  Investments purchased                                                      22
  Fund shares repurchased                                                     0
  Advisory fee                                                                0
  Distribution fee - Retirement Shares                                        0
  Transfer agent fees and expenses                                            2
Accrued expenses                                                            (6)
Foreign currency contracts                                                    1
--------------------------------------------------------------------------------
    Total Liabilities                                                        19
--------------------------------------------------------------------------------
Net Assets - Institutional                                               $  781
  Shares Outstanding, $.001 Par Value (unlimited shares authorized)          63
================================================================================
Net Asset Value Per Share                                                $12.40
================================================================================
Net Assets - Retirement                                                   $  12
  Shares Outstanding, $.001 Par Value (unlimited shares authorized)           1
================================================================================
Net Asset Value Per Share                                                $12.38
================================================================================

                       STATEMENT OF CHANGES IN NET ASSETS

For the four months ended August 31, 1997 (unaudited)
(all numbers in thousands)
--------------------------------------------------------------------------------
                                                                           1997
--------------------------------------------------------------------------------
Operations:
Net investment income/(loss)                                                 $1
Net realized gain/(loss) from investment transactions                        31
Change in unrealized net appreciation or depreciation of investment          40
--------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations             $72
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
Net investment income                                                         0
Net realized gain from investment transactions                                0
--------------------------------------------------------------------------------
Net decrease from dividends and distributions                                 0
--------------------------------------------------------------------------------
Capital Share Transactions:
Shares sold
  Institutional Shares                                                      805
  Retirement Shares                                                          10
Reinvested dividends and distributions
  Institutional Shares                                                        0
  Retirement Shares                                                           0
Shares repurchased
  Institutional Shares                                                     (94)
  Retirement Shares                                                           0
Net increase/(decrease) from capital share transactions                     721
--------------------------------------------------------------------------------
Net increase/(decrease) in net assets                                       793
Net Assets:
Beginning of period                                                           0
--------------------------------------------------------------------------------
End of period                                                              $793
================================================================================
Net Assets consist of:
Capital (par value and paid-in surplus)                                     721
Undistributed net investment income/(distribution in excess)                  1
Undistributed net realized gain/(loss) from investments                      31
Unrealized appreciation/(depreciation) of investments                        40
--------------------------------------------------------------------------------
                                                                            793
================================================================================
Transactions in Fund Shares:
Shares sold
  Institutional Shares                                                       71
  Retirement Shares                                                           1
Reinvested distributions
  Institutional Shares                                                        0
  Retirement Shares                                                           0
Shares repurchased
  Institutional Shares                                                        8
  Retirement Shares                                                           0
--------------------------------------------------------------------------------
Net increase/(decrease)                                                      64
--------------------------------------------------------------------------------
Shares outstanding beginning of period                                        0
Shares outstanding end of period                                             64
================================================================================
Purchases and Sales of Investment Securities:
  (excluding Short-Term Securities)
Purchases of Securities                                                    $895
Proceeds from Sales of Securities                                           220
Purchases of Long-Term U.S. Government Obligations                            0
Proceeds from Sales of Long-Term Government Obligations                       0
================================================================================

                              FINANCIAL HIGHLIGHTS

                                                                                Institutional       Retirement
For a share outstanding for the four months ended August 31, 1997 (unaudited)       Shares            Shares
--------------------------------------------------------------------------------------------------------------
Net asset value beginning of period                                                 $10.00            $10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations
Net investment income                                                                 0.01              0.02
Net gains or (losses) on securities (both realized and unrealized)                    2.39              2.36
--------------------------------------------------------------------------------------------------------------
Total from investment operations                                                      2.40              2.38
--------------------------------------------------------------------------------------------------------------
Less distributions
Dividends (from net investment income)                                                0.00              0.00
Distributions (from capital gains)                                                    0.00              0.00
--------------------------------------------------------------------------------------------------------------
Total distributions                                                                   0.00              0.00
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       12.40             12.38
==============================================================================================================
Total return*                                                                       24.00%            23.80%
==============================================================================================================
Net assets, end of period (in thousands)                                               781                12
Average net assets for the period (in thousands)                                       430                11
Ratio of gross expenses to average net assets**(1)                                   1.25%             1.75%
Ratio of net expenses to average net assets**                                        1.25%             1.75%
Ratio of net investment income to average net assets**                               0.59%             0.43%
Portfolio turnover rate**                                                             131%              131%
Average commission paid                                                             0.0449            0.0449

*    Total return is not annualized for periods of less than one full year.
**   Annualized for periods of less than one full year.
(1) The ratio was 4.89% for Institutional Shares and 5.39% for Retirement Shares before waiver of certain fees and/or voluntary reduction of the advisory fee to the effective rate of the corresponding Janus retail fund.

Appendix A

Explanation of Rating Categories

     The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although the adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Standard & Poor's Ratings Services

Bond Rating         Explanation
--------------------------------------------------------------------------------
Investment Grade

AAA Highest rating; extremely strong capacity to pay principal and interest.
AA High quality; very strong capacity to pay principal and interest.
A Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
BBB Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

Non-Investment Grade

BB, B,              Predominantly  speculative  with  respect  to  the  issuer's
CCC, CC, C          capacity to meet required  interest and principal  payments.
                    BB - lowest degree of speculation; C - the highest degree of
                    speculation.    Quality   and   protective   characteristics
                    outweighed by large  uncertainties or major risk exposure to adverse conditions.
D                   In default.
--------------------------------------------------------------------------------
Moody's Investors Service, Inc.
Investment Grade

Aaa                 Highest quality, smallest degree of investment risk.
Aa                  High  quality;  together  with Aaa bonds,  they  compose the high-grade bond group.
A                   Upper-medium  grade obligations;  many favorable  investment attributes.
Baa                 Medium-grade  obligations;   neither  highly  protected  nor
                    poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

Non-Investment Grade

Ba More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
B Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
Caa Poor standing, may be in default; elements of danger with respect to principal or interest payments.
Ca Speculative in a high degree; could be in default or have other marked shortcomings.
C                   Lowest-rated;  extremely  poor  prospects of ever  attaining investment standing.
--------------------------------------------------------------------------------
     Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

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

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

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

                               JANUS ASPEN SERIES

                           PART C - OTHER INFORMATION

ITEM 24.       Financial Statements and Exhibits

     List all financial statements and exhibits filed as part of the Registration Statement.

     (a)(1)    Financial Statements Included in the Prospectus:

               Financial Highlights for each of the following portfolios:

               Equity Income Portfolio - Institutional and Retirement Shares Capital Appreciation Portfolio - Institutional and Retirement Shares

     (a)(2) Financial Statements included in the Statement of Additional Information:

               The financial statements dated August 31, 1997 for each of the following Portfolios are included in the Statement of Additional Information.

               Equity Income Portfolio - Institutional and Retirement Shares Capital Appreciation Portfolio - Institutional and Retirement Shares.

     (b)       Exhibits:

               Exhibit 1      (a)  Trust Instrument dated May 19, 1993, is
                                   incorporated herein by reference to
                                   Registrant's Registration Statement on Form
                                   N-1A filed with the Securities and
                                   Exchange Commission on May 20, 1993.

                              (b)  Amendments   to   Trust    Instrument   are
                                   incorporated  herein by  reference to Exhibit
                                   1(b) to  Post-Effective   Amendment  No.  7,
                                   filed  on February 14, 1996.

                              (c)  Amendment to Trust Instrument dated
                                   December 10, 1996 is incorporatedherein by reference to Exhibit 1(c) to Post- Effective Amendment No. 10, filed on February 13, 1997.

               Exhibit 2      (a)  Restated  Bylaws are  incorporated  herein by
                                   reference to Exhibit 2(a) to Post-Effective
                                   Amendment No. 7, filed on February 14, 1996.

                              (b)  First Amendment to the Bylaws is
                                   incorporated herein by reference to
                                   Exhibit 2(b) to Post-Effective
                                   Amendment No. 7, filed on February
                                   14, 1996.

               Exhibit 3           Not Applicable

               Exhibit 4           Not Applicable

               Exhibit 5      (a)  Form of Investment Advisory Agreement for
                                   Growth Portfolio, Aggressive Growth
                                   Portfolio, Worldwide Growth Portfolio,
                                   Balanced Portfolio, Flexible Income Portfolio and Short-Term Bond Portfolio is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 11, filed on April 30, 1997.

                              (b) Form of Investment Advisory Agreement for International Growth Portfolio is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 11, filed on April 30, 1997.

                              (c) Form of Investment Advisory Agreement for Money Market Portfolio is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 11, filed on April 30, 1997.

                              (d) Form of Investment Advisory Agreement for High-Yield Portfolio is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 7, filed on February 14, 1996.

                              (e) Investment Advisory Agreement for Equity Income Portfolio is incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 10, filed on February 13, 1997.

                              (f) Investment Advisory Agreement for Capital Appreciation Portfolio is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 10, filed on February 13, 1997.

                              (g) Form of Investment Advisory Agreement for Growth and Income Portfolio is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 12, filed on August 11, 1997.

               Exhibit 6      (a)  Distribution Agreement for Retirement Shares
                                   is incorporated herein by reference to
                                   Exhibit 6(a) to Post- Effective Amendment
                                   No. 10, filed on February 13, 1997.

                              (b)  Form of Distribution and Shareholder
                                   Services Agreement for Retirement
                                   Shares is incorporated herein by
                                   reference to Post-Effective
                                   Amendment No. 11, filed on April 30,
                                   1997.

               Exhibit 7           Not Applicable

               Exhibit 8      (a)  Form of Custody Agreement between Janus
                                   Aspen Series and Investors Fiduciary Trust
                                   Company is incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 11, filed on April 30, 1997.

                              (b)  Form of Custodian Contract between
                                   Janus Aspen Series and State Street
                                   Bank and Trust Company is
                                   incorporated herein by reference to
                                   Exhibit 8(b) to Post-Effective
                                   Amendment No. 11, filed on April 30,
                                   1997.

                              (c)  Letter Agreement dated April 4, 1994
                                   regarding State Street Custodian Agreement is incorporated herein byreference to Exhibit 8(c) to Post-Effective Amendment No. 11, filed on April 30, 1997.

                              (d)  Form of Custodian Agreement between
                                   Janus Aspen Series and United Missouri Bank,
                                   N.A. is incorporated herein by reference to
                                   Exhibit 8(d) to Post-Effective Amendment No.
                                   11, filed on April 30, 1997.

                              (e)  Amendment dated October 11, 1995 of
                                   State Street Custodian Contract is
                                   incorporated herein by reference to
                                   Exhibit 8(e) to Post-Effective
                                   Amendment No. 7, filed on
                                   February 14, 1996.

                              (f) Letter Agreement dated September 10, 1996 regarding State Street Custodian is incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 9, filed on October 24, 1996.

                              (g) Form of Subcustodian Contract between United Missouri Bank, N.A. and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(g) to Post-Effective Amendment No. 9, filed on October 24, 1996.

                              (h) Form of Letter Agreement dated September 9, 1997, regarding State Street Custodian Contract is filed herein as Exhibit 8(h).

               Exhibit 9      (a)  Transfer Agency Agreement with Janus Service
                                   Corporation is incorporated herein by
                                   reference to Exhibit 9(a) to Post-Effective
                                   Amendment No. 11, filed on April 30, 1997.

                              (b) Transfer Agency Agreement as amended May 1, 1997 is incorporated herein by reference to
                                   Exhibit 9(b) to Post- Effective Amendment
                                   No. 10, filed on February 13, 1997.

                              (c) Form of Model Participation Agreement is incorporated herein by reference to Exhibit 9(c) to Post-Effective Amendment No. 11, filed on April 30, 1997.

               Exhibit 10     (a)  Opinion and Consent of Fund Counsel with
                                   respect to shares of Growth Portfolio,
                                   Aggressive Growth Portfolio, Worldwide
                                   Growth Portfolio, Balanced Portfolio,
                                   Flexible Income Portfolio and Short-Term
                                   Bond Portfolio is incorporated herein by reference to Exhibit 10 to Post-Effective Amendment No. 11, filed on April 30, 1997.

                              (b) Opinion and Consent of Fund Counsel with respect to shares of International Growth Portfolio is incorporated herein by reference to Exhibit 10(b) to Post-Effective Amendment No. 11, filed on April 30, 1997.

                              (c) Opinion and Consent of Fund Counsel with respect to shares of Money Market Portfolio is incorporated herein by reference to
                                   Exhibit 10(c) to Post-Effective Amendment
                                   No. 11, filed on April 30, 1997.

                              (d) Opinion and Consent of Fund Counsel with respect to High-Yield Portfolio is incorporated herein by reference to Exhibit 10(d) to Post-Effective Amendment No. 7, filed on February 14, 1996.

                              (e) Opinion and Consent of Fund Counsel with respect to Equity Income Portfolio and Capital Appreciation Portfolio is incorporated herein by reference to Exhibit 10(e) to Post-Effective Amendment No. 10, filed on February 13, 1997.

                              (f) Opinion and Consent of Fund Counsel with respect to the Retirement Shares of all the Portfolios is incorporated herein by reference to Exhibit 10(f) to Post-Effective Amendment No. 10, filed on February 13, 1997.

                              (g) Opinion and Consent of Fund Counsel with respect to Growth and Income Portfolio is incorporated herein by reference to Exhibit 10(g) to Post-Effective Amendment No. 12, filed on August 11, 1997.

                              (h) Opinion and Consent of Fund Counsel with respect to Retirement Shares of Growth and Income Portfolio is incorporated herein by reference to Exhibit 10(h) to Post- Effective Amendment No. 12, filed on August 11, 1997.

               Exhibit 11 Consent of Price Waterhouse LLP is filed herein as Exhibit 11.

               Exhibit 12          Not Applicable

               Exhibit 13          Not Applicable

               Exhibit 14          Not Applicable

               Exhibit 15 Form of Distribution and Shareholder Servicing Plan for Retirement Shares dated May 1, 1997 between Janus Distributors, Inc. and Janus Aspen Series is incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 10, filed on February 13, 1997.

               Exhibit 16 Computation of Current Yield and Effective Yield is incorporated herein by reference to
                                   Exhibit 16 to Post-Effective Amendment No. 6, filed on August 25, 1995.

               Exhibit 17     (a)  Powers of Attorney dated June 30, 1995, is
                                   incorporated herein by reference to Exhibit
                                   17(a) to Post-Effective Amendment No. 6, filed on August 25, 1995.

                              (b) Power of Attorney dated January 2, 1997, is incorporated herein by reference to Exhibit 17(b) to Post-Effective Amendment No. 10, filed on February 13, 1997.

                              (c) Powers of Attorney dated May 20, 1997, are incorporated herein by reference to Exhibit 17(c) to Post-Effective Amendment No. 12, filed on August 11, 1997.

               Exhibit 18 Rule 18f-3 Plan dated December 10, 1996 is incorporated herein by reference to Exhibit 18 to Post-Effective Amendment No. 10, filed on February 13, 1997.

               Exhibit 27 Financial Data Schedules for Institutional Shares and Retirement Shares for Equity Income Portfolio and Capital Appreciation Portfolio are filed herein as Exhibit 27.

ITEM 25.       Persons Controlled by or Under Common Control with Registrant

               None

ITEM 26.       Number of Holders of Securities

               The number of record holders of shares of the Registrant as of September 30, 1997, was as follows:

                                                                 Number of
               Title of Class                                    Record Holders

               Growth Portfolio - Institutional Shares                14
               Growth Portfolio - Retirement Shares                    1
               Aggressive Growth Portfolio - Institutional Shares     10
               Aggressive Growth Portfolio - Retirement Shares         1
               Worldwide Growth Portfolio - Institutional Shares      16
               Worldwide Growth Portfolio - Retirement Shares          1
               Balanced Portfolio - Institutional Shares               9
               Balanced Portfolio - Retirement Shares                  1
               Flexible Income Portfolio - Institutional Shares        5
               Flexible Income Portfolio - Retirement Shares           1
               Short-Term Bond Portfolio - Institutional Shares        5

               Short-Term Bond Portfolio - Retirement Shares           1
               International Growth Portfolio - Institutional Shares   7
               International Growth Portfolio - Retirement Shares      1
               Money Market Portfolio - Institutional Shares           2
               Money Market Portfolio - Retirement Shares              1
               High-Yield Portfolio - Institutional Shares             2
               High-Yield Portfolio - Retirement Shares                1
               Capital Appreciation Portfolio - Institutional Shares   3
               Capital Appreciation Portfolio - Retirement Shares      1
               Equity Income Portfolio - Institutional Shares          2
               Equity Income Portfolio - Retirement Shares             1
               Growth and Income Portfolio - Institutional Shares      N/A
               Growth and Income Portfolio - Retirement Shares         N/A

               The number of record holders reflects the number of insurance companies investing in each Portfolio. Janus Capital Corporation is also included as a record holder for the Retirement Shares of each Portfolio and for the Institutional Shares of International Growth Portfolio, Money Market Portfolio, High-Yield Portfolio, Capital Appreciation Portfolio and Equity Income Portfolio.

ITEM 27.       Indemnification

     Article IX of Janus Aspen Series' Trust Instrument provides for indemnification of certain persons acting on behalf of the Portfolios. In general, Trustees and officers will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their office in connection with the Portfolios, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Portfolios. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Portfolios also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Portfolios if his conduct is later determined to preclude indemnification, and that either he provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of disinterested Trustees, or independent counsel in a written opinion, determines that he ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees and officers.

ITEM 28.       Business and Other Connections of Investment Adviser

     The only business of Janus Capital Corporation is to serve as the investment adviser of the Registrant and as investment adviser or subadviser to several other mutual funds, and for individual, charitable, corporate, private and retirement accounts. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under "Officers and Trustees" in the currently effective Statements of Additional Information of the Registrant. The remaining principal executive officers of the investment adviser and their positions with the adviser and affiliated entities are: Mark B. Whiston, Vice President and Chief Marketing Officer of Janus Capital Corporation, Director and President of Janus Capital International Ltd.; Marjorie G. Hurd, Vice President and Chief Operations Officer of Janus Capital Corporation, Director and President of Janus Service Corporation; and Stephen L. Stieneker, Assistant General Counsel, Chief Compliance Officer and Vice President of Compliance of Janus Capital Corporation. Mr. Michael E. Herman, a director of Janus Capital Corporation, is Chairman of the Finance Committee (1990 to present) of Ewing Marion Kauffman Foundation, 4900 Oak, Kansas City, Missouri 64112. Mr. Michael N. Stolper, a director of Janus Capital Corporation, is President of Stolper & Company, Inc., 525 "B" Street, Suite 1080, San Diego, California 92101, an investment performance consultant. Mr. Thomas A. McDonnell, a director of Janus Capital Corporation, is President, Chief Executive Officer and a Director of DST Systems, Inc., 1055 Broadway, 9th Floor, Kansas City, Missouri 64105, provider of data processing and recordkeeping services for various mutual funds, and is Executive Vice President and a director of Kansas City Southern Industries, Inc., 114 W. 11th Street, Kansas City, Missouri 64105, a publicly traded holding company whose primary subsidiaries are engaged in transportation and financial services. Mr. Landon H. Rowland, a director of Janus Capital Corporation, is President and Chief Executive Officer of Kansas City Southern Industries, Inc.

ITEM 29.       Principal Underwriters

               (a) Janus Distributors, Inc. ("Janus Distributors") serves as principal underwriter for Janus Investment Fund and the Retirement Shares of the Registrant only.

               (b) The principal business address, positions with Janus Distributors and positions with Registrant of Kelley Abbott Howes and Steven R.Goodbarn, officers and directors of Janus Distributors, are described under "Officers and Trustees" in the Statement of Additional Information included in this Registration Statement. The remaining principal executive officer of Janus Distributors is Jennifer A. Davis, Secretary. Ms. Davis does not hold any positions with the Registrant. Ms. Davis' principal business address is 100 Fillmore Street, Denver, Colorado 80206-4928.

               (c)  Not Applicable.

ITEM 30.       Location of Accounts and Records

     The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by Janus Capital Corporation and Janus Service Corporation, both of which are located at 100 Fillmore Street, Denver, Colorado 80206-4928 and by State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 and United Missouri Bank, N.A., P.O.
Box 419226, Kansas City, Missouri 64141.

ITEM 31.       Management Services

     The Registrant has no management-related service contract which is not discussed in Part A or Part B of this form.

ITEM 32.       Undertakings

               (a)  Not applicable.

               (b) The Registrant undertakes to file one or more post-effective amendments for Growth and Income Portfolio using financial statements which need not be certified, within four to six months of the later of the effective date of this Amendment to the Registration Statement or the commencement of operations of each Portfolio.

               (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 24th day of October, 1997.

                                        JANUS ASPEN SERIES



                                        By:  /s/ Thomas H. Bailey
                                             Thomas H. Bailey, President

     Janus Aspen Series is organized under a Trust Instrument dated May 19, 1993. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Trust Instrument. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Trust Instrument.

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                     Title                         Date

/s/ Thomas H. Bailey          President                     October 24, 1997
Thomas H. Bailey              (Principal Executive
                              Officer) and Trustee

/s/ Steven R. Goodbarn        Vice President and            October 24, 1997
Steven R. Goodbarn            Chief Financial Officer
                              (Principal Financial Officer)

/s/ Glenn P. O'Flaherty       Treasurer and Chief           October 24, 1997
Glenn P. O'Flaherty           Accounting Officer
                              (Principal Accounting Officer)

/s/ James P. Craig, III       Trustee                       October 24, 1997
James P. Craig, III


Gary O. Loo*                  Trustee                       October 24, 1997
Gary O. Loo

Dennis B. Mullen*             Trustee                       October 24, 1997
Dennis B. Mullen

James T. Rothe*               Trustee                       October 24, 1997
James T. Rothe

William D. Stewart*           Trustee                       October 24, 1997
William D. Stewart

Martin H. Waldinger*          Trustee                       October 24, 1997
Martin H. Waldinger


/s/ Steven R. Goodbarn
*By       Steven R. Goodbarn
          Attorney-in-Fact

                               INDEX OF EXHIBITS




          Exhibit Number                     Exhibit Title

          Exhibit 8(h) Form of Letter Agreement regarding State Street Custodian Contract

          Exhibit 11                         Consent of Price Waterhouse LLP

          Exhibit 27                         Financial Data Schedules